     As filed with the Securities and Exchange Commission on April 30, 2002


                                                      Registration Nos. 33-32199
                                                                    and 811-5962

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER

                           THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. [ ]


                       Post-Effective Amendment No. 16 [X]

                                       and

                          REGISTRATION STATEMENT UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 19 [X]


               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1
               --------------------------------------------------
                           (Exact Name of Registrant)

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    -----------------------------------------
                               (Name of Depositor)

                             410 Saw Mill River Road
                             Ardsley, New York 10502
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (416) 597-1456

                                 Paul R. McCadam
                             410 Saw Mill River Road
                             Ardsley, New York 10502
                     (Name and Address of Agent for Service)



                                    Copy to:
                          Mary Jane Wilson-Bilil, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415

It is proposed that this filing will become effective:
[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 2002 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ]  pursuant to paragraph (a)(i) of Rule 485

 If appropriate check the following box: [ ] this Post-Effective Amendment designates a new effective date for a new effective date
                 for a previously filed Post-Effective Amendment

 Title of Securities Being Registered: Single Premium Variable Deferred Annuity
                                    Policies

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
          HOME OFFICE: 410 Saw Mill River Road, Ardsley, New York 10502
                              PHONE: 1-914-693-2300

                             VARIFUND/(R)/PROSPECTUS
               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1
                SINGLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY*

This Prospectus describes the single premium variable deferred annuity policy (the Policy) offered by Canada Life Insurance Company of New York (we, our, us or the Company).

The Owner (Policyowner or you) may choose among the 22 divisions (the Sub-Accounts) of the Canada Life of New York Variable Annuity Account 1 (the Variable Account) and/or the Fixed Account. Assets in each Sub-Account are invested in corresponding Portfolios of the following fund companies (the Funds):



The Alger American Fund (Alger American) Berger Institutional Products Trust (Berger Trust) The Dreyfus Socially Responsible Growth Fund, Inc. (Dreyfus Socially Responsible) Dreyfus Variable Investment Fund (Dreyfus VIF) Fidelity Variable Insurance Products Funds (Fidelity VIP) The Montgomery Funds III (Montgomery) Seligman Portfolios, Inc. (Seligman)


The Policy Value will vary according to the investment performance of the Portfolio(s) in which the Sub-Accounts you choose are invested, until the Policy Value is applied to a payment option. You bear the entire investment risk on amounts allocated to the Variable Account.

This Prospectus provides basic information that a prospective Policyowner ought to know before investing. Additional information is contained in the Statement of Additional Information, which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is included on the last page of this Prospectus. You may obtain a free copy of the Statement of Additional Information by writing or calling us at the address or phone number shown above.

Please read this Prospectus carefully before buying a Policy and keep it for future reference. This Prospectus must be accompanied by current prospectuses for the Funds. The Funds' prospectuses are attached to this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Policies and the Funds are not insured by the FDIC nor any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. The Policy described in this Prospectus is subject to market fluctuation, investment risk and possible loss of principal.

* Policies issued prior to January 26, 1996 were issued as flexible premium variable deferred annuity policies. Additional premium payments may be made under such policies. Any reference to additional or multiple premium payments refer to such policies only.



                   The date of this Prospectus is May 1, 2002.

                                TABLE OF CONTENTS

SUMMARY......................................................................................    6
TABLE OF EXPENSES............................................................................   11
CONDENSED FINANCIAL INFORMATION..............................................................   19
THE COMPANY..................................................................................   20
THE VARIABLE ACCOUNT, THE FUNDS AND THE FIXED ACCOUNT........................................   21
  The Variable Account.......................................................................   21
  The Funds..................................................................................   21
  The Alger American Fund....................................................................   24
        Alger American Growth Portfolio......................................................   24
        Alger American Leveraged AllCap Portfolio............................................   24
        Alger American MidCap Growth Portfolio...............................................   24
        Alger American Small Capitalization Portfolio........................................   24
  Berger Institutional Products Trust........................................................   24
        Berger/BIAM IPT-International Fund...................................................   25
        Berger IPT-Small Company Growth Fund.................................................   25
  The Dreyfus Socially Responsible Growth Fund, Inc..........................................   25
  Dreyfus Variable Investment Fund...........................................................   25
        Dreyfus VIF-Appreciation Portfolio...................................................   25
        Dreyfus VIF-Growth and Income Portfolio..............................................   25
  Fidelity Variable Insurance Products Funds.................................................   26
        Fidelity VIP Growth Portfolio........................................................   26
        Fidelity VIP High Income Portfolio...................................................   26
        Fidelity VIP Money Market Portfolio..................................................   26
        Fidelity VIP Overseas Portfolio......................................................   26
        Fidelity VIP  Asset Manager Portfolio................................................   26
        Fidelity VIP  Contrafund/(R)/Portfolio...............................................   27
        Fidelity VIP  Index 500 Portfolio....................................................   27
        Fidelity VIP  Investment Grade Bond Portfolio........................................   27
        Fidelity VIP  Growth Opportunities Portfolio.........................................   28
  The Montgomery Funds III...................................................................   28
        Montgomery Variable Series: Emerging Markets Fund....................................   28
        Montgomery Variable Series: Growth Fund..............................................   28
  Seligman Portfolios, Inc...................................................................   29
        Seligman Communications and Information Portfolio....................................   29
        Seligman Frontier Portfolio..........................................................   29
        Reserved Rights......................................................................   29
        Change in Investment Objective.......................................................   30
  The Fixed Account..........................................................................   30
        Guarantee Amount.....................................................................   31
DESCRIPTION OF ANNUITY POLICY................................................................   31
  Ten Day Right to Examine Policy............................................................   31
  Premium....................................................................................   31
        Initial Premium......................................................................   31
        Additional Premium...................................................................   32
        Pre-Authorized Check Agreement Plan..................................................   32
        Electronic Data Transmission of Application Information..............................   32
        Net Premium Allocation...............................................................   32
  Cash Surrender Value.......................................................................   33
  Policy Value...............................................................................   33
  Variable Account Value.....................................................................   33
        Units................................................................................   33
        Unit Value...........................................................................   33
        Net Investment Factor................................................................   33
  Transfers..................................................................................   34
        Transfer Privilege...................................................................   34
        Telephone Transfer Privilege.........................................................   34
        Intouch/(R)/ Voice Response System...................................................   34
        Dollar Cost Averaging Privilege......................................................   35
        Transfer Processing Fee..............................................................   35
  Payment of Proceeds........................................................................   36
        Proceeds.............................................................................   36
        Proceeds on Annuity Date.............................................................   36
        Proceeds on Surrender................................................................   36
        Proceeds on Death of Last Surviving Annuitant Before Annuity
                 Date (The Death Benefit)....................................................   37
        Proceeds on Death of Any Owner.......................................................   38
  Partial Withdrawals........................................................................   38
        Systematic Withdrawal Privilege......................................................   39
  Portfolio Rebalancing......................................................................   40
  Postponement of Payment....................................................................   40
  Charges Against the Policy, Variable Account, and Funds....................................   41
        Surrender Charge.....................................................................   41
        Annual Administration Charge.........................................................   41
        Daily Administration Fee.............................................................   42
        Transfer Processing Fee..............................................................   42
        Mortality and Expense Risk Charge....................................................   42
        Reduction or Elimination of Surrender Charges and Annual
                  Administration Charges.....................................................   43
        Taxes................................................................................   43
        Other Charges Including Investment Advisory Fees.....................................   43
  Payment Options............................................................................   44
        Election of Options..................................................................   44
        Description of Payment Options.......................................................   44
        Amount of Payments...................................................................   44
        Payment Dates........................................................................   45
        Age and Survival of Annuitant........................................................   45
        Betterment of Income.................................................................   45

  Other Policy Provisions....................................................................   45
        Policyowner..........................................................................   45
        Beneficiary..........................................................................   45
        Termination..........................................................................   45
        Written Notice.......................................................................   46
        Periodic Reports.....................................................................   46
        Assignment...........................................................................   47
        Modification.........................................................................   47
        Notification of Death................................................................   47
YIELDS AND TOTAL RETURNS.....................................................................   47
  Yields.....................................................................................   47
  Total Returns..............................................................................   48
  Industry Comparison........................................................................   48
TAX DEFERRAL.................................................................................   49
FEDERAL TAX STATUS...........................................................................   49
  Introduction...............................................................................   49
  The Company's Tax Status...................................................................   50
  Tax Status of the Policy...................................................................   50
        Diversification Requirements.........................................................   50
        Policyowner Control..................................................................   50
        Required Distributions...............................................................   50
  Taxation of Annuities......................................................................   51
        In General...........................................................................   51
        Withdrawals/Distributions............................................................   51
        Annuity Payments.....................................................................   52
        Taxation of Death Benefit Proceeds...................................................   52
        Penalty Tax on Certain Withdrawals...................................................   52
  Transfers, Assignments, or Exchanges of a Policy...........................................   52
  Withholding................................................................................   53
  Multiple Policies..........................................................................   53
  Possible Tax Changes.......................................................................   53
  Taxation of Qualified Plans................................................................   53
        Individual Retirement Annuities and Simplified Employee
                   Pensions (SEP/IRAs).......................................................   53
        SIMPLE Individual Retirement Annuities...............................................   54
        ROTH Individual Retirement Annuities.................................................   54
        Minimum Distribution Requirements....................................................   54
        Corporate And Self-Employed (H.R.10 and Keogh) Pension
                  And Profit-Sharing Plans...................................................   55
        Deferred Compensation Plans..........................................................   55
        Tax-Sheltered Annuity Plans..........................................................   56
  Other Tax Consequences.....................................................................   56
DISTRIBUTION OF POLICIES.....................................................................   56
LEGAL PROCEEDINGS............................................................................   57
VOTING RIGHTS................................................................................   57
INSURANCE MARKETPLACE STANDARDS ASSOCIATION..................................................   57
FINANCIAL STATEMENTS.........................................................................   58
DEFINITIONS..................................................................................   59
STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS......................................   61
APPENDIX A: CONDENSED FINANCIAL INFORMATION..................................................   62

                                     SUMMARY

This summary provides a brief description of some of the features and charges of the Policy offered by us. You will find more detailed information in the rest of this Prospectus, the Statement of Additional Information and the Policy. Please keep the Policy and its riders or endorsements, if any, together with the application. Together they are the entire agreement between you and us.

How do I purchase a Policy?

You may purchase a Policy with a premium payment of at least $5,000 (generally $2,000 if the Policy is an Individual Retirement Annuity (IRA)). You may purchase a Policy with a premium of $100 (generally $50 if the Policy is an IRA), if the premium payment is submitted with a pre-authorized check (PAC) agreement. See "Premium" and "Pre-Authorized Check Agreement Plan."

Can I make additional premium payments?

Policies issued on or after January 26, 1996 are single premium variable deferred annuity policies. Additional premium payments may not be made under such policies.

For Policies issued prior to January 26, 1996, additional premium payments may be made during any Annuitant's lifetime and before the Annuity Date. Additional premium payments must be at least $1,000 or $100 per month if paid by PAC (or $50 per month if paid by PAC and the Policy is an IRA). You must obtain prior approval before your total premiums paid can exceed $1,000,000. See "Premium."

How does the ten day right to examine the Policy work?

You have ten days after you receive the Policy to decide if you would like to cancel the Policy. We will return the Policy Value (without interest and less the amount of any partial withdrawals). If the Policy is issued as an IRA and canceled within 7 days, we will return all premiums if the premiums are greater than the amount otherwise payable. See "Ten Day Right to Examine Policy."

What is the purpose of the Variable Account?

The Variable Account is a separate investment account that consists of 22 Sub-Accounts. Before the Policy Value is applied to a payment option, amounts in the Variable Account will vary according to the investment performance of the Portfolios of the Fund(s) in which your elected Sub-Accounts are invested. You may allocate your Net Premium among the Fixed Account and the 22 Sub-Accounts of the Variable Account. The assets of each Sub-Account are invested in the corresponding Portfolios of the Funds that are listed on the cover page of this Prospectus. See "The Variable Account" and "The Funds."

How does the Fixed Account work?

You may allocate all or part of Net Premium or make transfers from the Variable Account to the Fixed Account. The Fixed Account is not affected by the investment performance of the Variable Account. See "The Fixed Account."

When will I receive payments?

After the Policy Value is transferred to a payment option, we will pay proceeds in equal amounts monthly, quarterly or annually during the Annuitant's lifetime or for 10 years, whichever is longer, unless you have elected another payment option. See "Proceeds on Annuity Date."

What happens if the Owner dies?

If any Owner dies before the Policy Value is transferred to a payment option, we will pay the Beneficiary the Policy Value as of the date we receive proof of the Owner's death. See "Proceeds on Death of Any Owner."

What happens if the Last Surviving Annuitant dies?

If the Last Surviving Annuitant dies before the Policy Value is transferred to a payment option, we will pay the Beneficiary a Death Benefit.

The following applies only to Policies issued after applicable regulatory approval is obtained.

If we receive Due Proof of Death during the first five Policy Years, the Death Benefit is the greater of:

     1.   the premiums paid, less any partial withdrawals, and incurred taxes;
          or

     2.   the Policy Value on the date we receive Due Proof of Death.

If we receive Due Proof of Death after the first five Policy Years, the Death Benefit is the greatest of:

     1.   item "1" above;

     2.   item "2" above; or

     3. the Policy Value at the end of the most recent 5 Policy Year period occurring before the date we receive Due Proof Death. This value will be adjusted for any partial withdrawals, incurred taxes, and premiums paid. The 5 Policy Year periods are measured from the Policy Date (i.e., 5, 10, 15, 20, etc.).

If on the date the Policy was issued, all Annuitants were attained age 80 or less, then after any Annuitant attains age 81, the Death Benefit is the greater of items "1" or "2" above. However, if on the date the Policy was issued, any Annuitant was attained age 81 or more, then the Death Benefit is the Policy Value.

The following applies only to Policies issued from January 26, 1996 though such date as the above Death Benefit is approved.

If we receive Due Proof of Death during the first seven Policy Years, the Death Benefit is the greater of:

     1.   the premiums paid, less any partial withdrawals, and incurred taxes;
          or

     2.   the Policy Value on the date we receive Due Proof of Death.

If we receive Due Proof of Death after the first seven Policy Years, the Death Benefit is the greatest of:

     1.   item "1" above;

     2.   item "2" above; or

     3. the Policy Value at the end of the most recent 7 Policy Year period occurring before the date we receive Due Proof of Death. This value will be adjusted for any partial withdrawals, incurred taxes, and premiums paid. The 7 Policy Year periods are measured from the Policy Date (i.e., 7, 14, 21, 28, etc.). No further step-ups in Death Benefit will occur after the age of 80.

The following applies only to Policies issued prior to January 26, 1996.

If we receive Due Proof of Death during the first five Policy Years, the Death Benefit is the greater of:

     1.   the premiums paid, less any partial withdrawals, and incurred taxes;
          or

     2.   the Policy Value on the date we receive Due Proof of Death.

If we receive Due Proof of Death after the first five Policy Years, the Death Benefit is the greatest of:

     1.   item "1" above;

     2.   item "2" above; or

     3. the Policy Value at the end of the most recent 5 Policy Year period occurring before the date we receive Due Proof of Death. This value will be adjusted for any partial withdrawals, incurred taxes, and premiums paid. The 5 Policy Year periods are measured from the Policy Date (i.e., 5, 10, 15, 20, etc.).

See "Proceeds on Death of Last Surviving Annuitant Before Annuity Date (The Death Benefit)."

Can I get money out of my Policy?

You may withdraw part or all of the Cash Surrender Value at any time before the earlier of the death of the Last Surviving Annuitant, the death of any Owner, or the date when the value in the Policy is transferred to a payment option, subject to certain limitations. See "The Fixed Account," "Partial Withdrawals" and "Proceeds on Surrender." A partial withdrawal or a surrender may incur federal income tax, including a federal penalty tax. See "FEDERAL TAX STATUS."

What charges will I pay?

Surrender Charge: A surrender charge may be deducted when a partial withdrawal or cash surrender is made.

The amount withdrawn is first taken from any investment earnings in the Variable Account and interest earned in the Fixed Account available at the time the request is made. Then, further amounts withdrawn will be taken from premiums starting with the oldest premium paid.

Withdrawal or surrender of the following will not incur a surrender charge:

     .    100% of investment earnings in the Variable Account

     .    100% of interest earned in the Fixed Account

     . 100% of premiums paid 7 years or more (5 years for Policies issued prior to January 26, 1996) from the date of withdrawal or surrender

     . 10% of total premiums withdrawn during a Policy Year and paid less than 7 years (5 years for Policies issued prior to January 26, 1996) from the date of withdrawal or surrender* .

     . Amounts required to be withdrawn, only as they apply to the Policy and independent of all other qualified retirement assets, pursuant to the minimum required distribution rules under federal tax laws (see "Minimum Distribution Requirements")

*    10% is not cumulative and is first withdrawn from the oldest premium paid.

If a surrender charge does apply, the following percentages will be used to calculate the amount of the charge:

For Policies issued prior to January 26, 1996:

(For 5 years from the date of payment, each premium is subject to a 6% surrender charge. After the 5th year, no surrender charge will apply to such payment) 6%

For Policies issued on or after January 26, 1996:

Policy Years Since Premium Was Paid

Less than 1.................................................     6%
At least 1, but less than 2.................................     6%
At least 2, but less than 3.................................     5%
At least 3, but less than 4.................................     5%
At least 4, but less than 5.................................     4%
At least 5, but less than 6.................................     3%
At least 6, but less than 7.................................     2%
At least 7..................................................   None

Any surrender charge will be deducted from the amount requested for withdrawal or surrender.

See "Surrender Charge."

Annual Administration Charge: We deduct an Annual Administration Charge of $30 for the prior Policy Year on each Policy Anniversary. We will also deduct this charge for the current Policy Year if the Policy is surrendered for its Cash Surrender Value, unless the surrender occurs on the Policy Anniversary. If the Policy Value on the Policy Anniversary is $75,000 or more, we will waive the Annual Administration Charge for the prior Policy Year. We will also waive the Annual Administration Charge if the Policy is a Tax-Sheltered Annuity. See "Annual Administration Charge."

Daily Administration Fee: We also deduct a daily administration fee each day at an annual rate of 0.15% from the assets of the Variable Account. See "Daily Administration Fee."

Transfer Processing Fee: The first 12 transfers during each Policy Year are free. We currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy Year. See "Transfer Processing Fee."

Mortality and Expense Risk Charge: We deduct a mortality and expense risk charge each day from the assets of the Variable Account at an annual rate of 1.25%. See "Annualized Mortality and Expense Risk Charge."

Premium Taxes: There are currently no premium taxes payable under New York law.

Investment Fees: Each Portfolio is responsible for all of its operating expenses. In addition, fees for investment advisory services and operating expenses are deducted and paid daily at an annual rate from each Portfolio as a percentage of the daily net assets of the Portfolios. You pay these fees and expenses indirectly. See "Other Charges Including Investment Advisory Fees" and the attached Funds' prospectuses.

For information concerning compensation paid for the sale of Policies, see "Distribution of Policies."

Are there any other Policy provisions?

For information concerning the Owner, Beneficiary, Written Notice, periodic reports, assignment, modification and other important Policy provisions, see "Other Policy Provisions."

How will the Policy be taxed?

The Policy's earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may also be charged a 10% federal penalty tax on the earnings. The annuity payments you receive during the income phase are considered partly a return of your original investment so that part of each payment is not taxable as income until the "investment in the contract" has been fully recovered. Different tax consequences may apply for a Policy used in connection with a qualified retirement plan.

Death benefits are taxable and generally are included in the income of the recipient as follows: if received under a payment option, death benefits are taxed in the same manner as annuity payouts; if not received under a payment option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial or complete surrender.

For a brief discussion of our current understanding of the federal tax laws concerning us and the Policy, see "FEDERAL TAX STATUS."

Who should purchase the Policy?


We have designed this Policy for people seeking long-term tax-deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans.The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Policy if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Policy through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Policy (including annuity income benefits) before purchasing the Policy, since the tax- favored arrangement itself provides tax-sheltered growth.


Can I purchase the Policy by exchanging my existing annuity?

You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this Prospectus, you might have to pay a surrender charge on your old policy, and there will be a new surrender charge period for this Policy, other charges may be higher (or lower), and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may also have to pay federal income tax (and a federal penalty tax if you have not reached 59 1/2) on the exchange. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

Does Canada Life offer other policies?

We offer other variable annuity policies which may invest in the same Portfolios of the Funds. These policies may have different charges that could affect the value of the Sub-Accounts and may offer different benefits more suitable for your needs. For more information about these policies, please contact us at the phone number or address on page 1.

What if I have questions?

We will be happy to answer your questions about the Policy or our procedures. Call or write to us at the phone number or address on page 1. All inquiries should include the Policy number and the names of the Owner and the Annuitant.

If you have questions concerning your investment strategies, please contact your registered representative.


                                TABLE OF EXPENSES

This table is intended to assist you in understanding the various costs and expenses that you will bear directly or indirectly. It reflects expenses of the Variable Account as well as the Funds.

Expense Data

The following information regarding expenses assumes that the entire Policy Value is in the Variable Account.

  Policyowner Transaction Expenses

  Sales load on purchase payments......................................................               None
  Maximum surrender charge as a percentage of amount surrendered
    (10% of total premiums withdrawn during a Policy Year and paid less than 7 years
    (5 years for Policies issued prior to January 26, 1996) from the date of withdrawal or surrender and 100% of earnings are free of any sales load.
    See "Charges Against the Policy, Variable Account, and Funds.")....................               6.00%
  Transfer fee
    Current Policy - First 12 transfers each Policy Year...............................             No fee
    Each transfer thereafter...........................................................   $25 per transfer
    Transfer fee when using the Intouch /(R)/ Voice Response System....................             No fee
  Annual Administration Charge
    Per Policy per Policy Year.........................................................                $30
    (waived for the prior Policy Year if the Policy Value is $75,000 or more on the
    Policy Anniversary or if the Policy is a Tax-Sheltered Annuity)
  Variable Account Annual Expenses

  (as a percentage of average account value)

Mortality and expense risk charges.....................................................               1.25%
Annual rate of daily administration fee*...............................................               0.15%
Total Variable Account annual expenses.................................................               1.40%

* The daily administration fee is imposed only under Policies issued after May 1, 1994, or such later date as applicable regulatory approvals are obtained in the jurisdiction in which the Policies are offered. We do not assess the daily administration fee under Policies issued prior to May 1, 1994 or on policies issued to employees of the Company or its affiliated companies.



Funds' Annual Expenses for the Year Ended December 31, 2001
(after Expense Reimbursement, as indicated, and as a percentage of average net assets)


-----------------------------------------------------------------------------------------------------------------------
                                                                                                           Total
                                                                                   Other Expenses      Annual Expenses
                                                                                   (After Waivers    (After Waivers and
                                                          Management                 and Expense           Expense
                    Portfolio                                Fees      12b-1Fees   Reimbursements)     Reimbursements)
-----------------------------------------------------------------------------------------------------------------------
Alger American Growth                                        0.75%        0.00%          0.06%             0.81%
Alger American Leveraged AllCap                              0.85%        0.00%          0.07%             0.92%
Alger American MidCap Growth                                 0.80%        0.00%          0.08%             0.88%
Alger American Small Capitalization                          0.85%        0.00%          0.07%             0.92%
Berger IPT-International/1/                                  0.85%        0.00%          0.35%             1.20%
Berger IPT-Small Company Growth/1/                           0.85%        0.00%          0.13%             0.98%
Dreyfus Variable Investment Trust ("VIF")                    0.75%        0.00%          0.03%             0.78%
Appreciation Portfolio/2/ (Initial shares)
Dreyfus VIF-Growth and Income Portfolio/2/ (Initial          0.75%        0.00%          0.05%             0.80%
shares)
The Dreyfus Socially Responsible Growth Fund, Inc./2/        0.75%        0.00%          0.03%             0.78%
(Initial shares)
Fidelity VIP Growth/3/ (Initial Class)                       0.58%        0.00%          0.07%             0.65%
Fidelity VIP High Income/3/ (Initial Class)                  0.58%        0.00%          0.12%             0.70%
Fidelity VIP Money Market (Initial Class)                    0.18%        0.00%          0.10%             0.28%
Fidelity VIP Overseas/3/ (Initial Class)                     0.73%        0.00%          0.14%             0.87%
Fidelity VIP Asset Manager/3/ (Initial Class)                0.53%        0.00%          0.10%             0.63%
Fidelity VIP Contrafund(R)/3/ (Initial Class)                0.58%        0.00%          0.06%             0.64%
Fidelity VIP Index 500/4/ (Initial Class)                    0.24%        0.00%          0.04%             0.28%
Fidelity VIP Investment Grade Bond (Initial Class)           0.43%        0.00%          0.11%             0.54%
Fidelity VIP Growth Opportunities/3/ (Initial Class)         0.58%        0.00%          0.09%             0.67%
Montgomery Variable Series: Emerging Markets                 1.25%        0.00%          0.42%             1.67%
Montgomery Variable Series: Growth/5/                        0.65%        0.00%          0.63%             1.28%
Seligman Communications and Information (Class 1)            0.75%        0.00%          0.18%             0.93%
Seligman Frontier (Class 1)/6/                               0.75%        0.00%          0.26%             1.01%


/1/ The Managers of the Berger IPT-International Fund and Berger IPT-Small Company Growth Fund have agreed to waive their management fees and reimburse the funds for additional expenses to the extent that the funds' total annual expenses exceed 1.20% and 0.98%, respectively. Absent this waiver, the Management Fees, Other Expenses, and Total Annual Expenses would have been 0.85%, 0.75% and 1.60% for the Berger IPT-International Fund and 0.85%, 0.13% and 0.98% for the Berger IPT- Small Company Growth Fund. This waiver may not be terminated or amended except by a vote of each of the fund's Board of Trustees.

/2/ Dreyfus VIF-Appreciation Portfolio, Dreyfus VIF-Growth and Income Portfolio, and The Dreyfus Socially Responsible Growth Fund, Inc. are Initial Share Class. Actual expenses in future years may be higher or lower than presented. Please consult the underlying mutual fund prospectus for more complete information.

/3/ The fund's manager has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation and other extraordinary expenses) to the extent such expenses exceed the percentage stated in the above table (as calculated per annum) of each Fund's respective average daily net assets. Without such limitation or reduction, the "Other Expenses" and Total Annual Expenses for the Fidelity VIP Growth, Fidelity VIP High Income , Fidelity VIP Overseas, Fidelity VIP Asset Manager, Fidelity VIP Contrafund, and Fidelity VIP Growth Opportunities would be .10% and 0.68%, 0.13% and 0.71%, 0.19% and 0.92%, 0.11% and 0.64%, and 0.10% and 0.68%, and 0.11% and 0.69%
     respectively.

/4/ The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement may be discontinued by the fund's manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.24%, 0.11%, and 0.35%, respectively.

/5/ The manager of the Montgomery Variable Series: Growth Fund voluntarily reimbursed the Growth Fund for a portion of its management fee. The Management Fee, Other Expenses, and Total Annual Expenses, absent voluntary reimbursements for the Growth Fund, were 1.65%, 1.58% and 3.23%, respectively.

/6/ Effective November 16, 2001, J. & W. Seligman & Co. Incorporated voluntarily agreed to reimburse expenses of the Seligman Frontier Portfolio, other than the management fee, which exceed 0.75%. Prior to that, other expenses in excess of 0.20% were reimbursed. Without reimbursement, Other Expenses and Total Annual Expenses would have been 0.49% and 1.24% respectively.


There is no assurance that these waiver or reimbursement policies will be continued in the future. If any of these policies are discontinued, it will be reflected in an updated prospectus.

The data with respect to the Funds' annual expenses have been provided to Us by the Funds and we have not independently verified such data.

For a more complete description of the various costs and expenses, see "Charges Against the Policy, Variable Account, And Funds" and the Funds' prospectuses. In addition to the expenses listed above, premium taxes may be applicable although no premium tax is currently payable under New York law.

Examples

A Policyowner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets (for subaccounts which have Variable Account Annual Expenses of 1.40%):


1.   If the Policy is surrendered at the end of the applicable time period:


Subaccount                                    Year 1   Year 3   Year 5   Year 10
----------                                    ------   ------   ------   -------
Alger American Growth                             79      120      165       276
Alger American Leveraged AllCap                   80      124      171       287
Alger American MidCap Growth                      79      123      169       283
Alger American Small Capitalization               80      124      171       287
Berger IPT-International                          82      132      184       314
Berger IPT-Small Company Growth                   80      126      174       293
Dreyfus VIF Appreciation                          78      120      164       273
Dreyfus VIF Growth & Income                       78      120      165       275
Dreyfus Socially Responsible                      78      120      164       273
Fidelity VIP Growth                               77      116      157       260
Fidelity VIP High Income                          77      117      160       265
Fidelity VIP Money Market                         73      104      138       221
Fidelity VIP Overseas                             79      122      168       282
Fidelity VIP Asset Manager                        77      115      156       258
Fidelity VIP Contrafund                           77      115      157       259
Fidelity VIP Index 500                            73      104      138       221
Fidelity VIP Invest Grade Bond                    76      112      151       248
Fidelity VIP Growth Opportunities                 77      116      158       262
Montgomery Variable Series: Emerging Markets      87      146      207       358
Montgomery Variable Series: Growth                83      135      188       321
Seligman Communications and Information           80      124      171       288
Seligman Frontier                                 81      126      175       295



2. If the Policy is annuitized or not surrendered at the end of the applicable time period:

Subaccount                                    Year 1   Year 3   Year 5   Year 10
----------                                    ------   ------   ------   -------
Alger American Growth                             25       75      129       276
Alger American Leveraged AllCap                   26       79      135       287
Alger American MidCap Growth                      25       78      133       283
Alger American Small Capitalization               26       79      135       287
Berger IPT-International                          28       87      148       314
Berger IPT-Small Company Growth                   26       81      138       293
Dreyfus VIF Appreciation                          24       75      128       273
Dreyfus VIF Growth & Income                       24       75      129       275
Dreyfus Socially Responsible                      24       75      128       273
Fidelity VIP Growth                               23       71      121       260
Fidelity VIP High Income                          23       72      124       265
Fidelity VIP Money Market                         19       59      102       221
Fidelity VIP Overseas                             25       77      132       282
Fidelity VIP Asset Manager                        23       70      120       258

Fidelity VIP Contrafund                           23       70      121       259
Fidelity VIP Index 500                            19       59      102       221
Fidelity VIP Invest Grade Bond                    22       67      115       248
Fidelity VIP Growth Opportunities                 23       71      122       262
Montgomery Variable Series: Emerging Markets      33      101      171       358
Montgomery Variable Series: Growth                29       90      152       321
Seligman Communications and Information           26       79      135       288
Seligman Frontier                                 27       81      139       295


These Examples are based, with respect to all of the Portfolios, on an estimated average account value of $49,642. The Examples assume that no transfer charge has been assessed. The Examples also reflect an Annual Administration Charge of 0.06% of assets, determined by dividing the total Annual Administration Charge collected by the total average net assets of the Sub-Accounts of the Variable Account. The Examples represent expenses incurred in connection with a 7 year surrender charge period. Policies issued with a 5 year maximum surrender charge period would be subject to lower expenses.


These Examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or lesser than the assumed amount.

                         CONDENSED FINANCIAL INFORMATION

We have included in Appendix A a financial history of the accumulation unit values for the Sub-Accounts.




                                   THE COMPANY


We are a stock life insurance company with assets as of December 31, 2001 of approximately $296 million (U.S. dollars). We were incorporated under New York law on June 7, 1971, and our Home


Office is located at 410 Saw Mill River Road, Ardsley, New York 10502. We are principally engaged in issuing and reinsuring annuity and life insurance policies in the state of New York.

We share our A.M. Best rating with our parent company, The Canada Life Assurance Company. From time to time, we will quote this rating and our ratings from Standard & Poor's Corporation and/or Moody's Investors Service for claims paying ability. These ratings relate to our financial ability to meet our contractual obligations under our insurance policies. They do not take into account deductibles, surrender or cancellation penalties, or timeliness of claim payment. They also do not address the suitability of a Policy for a particular purchaser, or relate to our ability to meet non-policy obligations.


We are a wholly-owned subsidiary of The Canada Life Assurance Company, a Canadian life insurance company headquartered in Toronto, Ontario, Canada. The Canada Life Assurance Company commenced insurance operations in 1847 and has been actively operating in the United States since 1889. It is one of the largest life insurance companies in North America with consolidated assets as of December 31, 2001 of approximately $35.9 billion (U.S. dollars).


Obligations under the Policies are obligations of Canada Life Insurance Company of New York.

We are subject to regulation and supervision by the New York Department of Insurance, as well as the laws and regulations of all jurisdictions in which we are authorized to do business.




              THE VARIABLE ACCOUNT, THE FUNDS AND THE FIXED ACCOUNT

The Variable Account

We established the Canada Life of New York Variable Annuity Account 1 (the Variable Account) as a separate investment account on September 23, 1989, under New York law. Although we own the assets in the Variable Account, these assets are held separately from our other assets and are not part of our general account. The income, gains or losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account in accordance with the Policies without regard to our other income, gains or losses.

The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business that we conduct. We have the right to transfer to our general account any assets of the Variable Account which are in excess of such reserves and other liabilities.

The Variable Account is registered with the Securities and Exchange Commission (the SEC) as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a "separate account" under the federal securities laws. However, the SEC does not supervise the management, investment policies or practices of the Variable Account.

The Variable Account currently is divided into 22 Sub-Accounts. Each Sub-Account invests its assets in shares of the corresponding Portfolio of the Funds described below.

The Funds

The Variable Account invests in shares of:

          The Alger American Fund (Alger American)
          Berger Institutional Products Trust (Berger Trust)
          The Dreyfus Socially Responsible Growth Fund, Inc. (Dreyfus Socially Responsible)
          Dreyfus Variable Investment Fund (Dreyfus VIF)



          Fidelity Variable Insurance Products Funds (Fidelity VIP) The Montgomery Funds III (Montgomery)
          Seligman Portfolios, Inc. (Seligman)


Shares of a Portfolio of the above listed Funds are purchased and redeemed for a corresponding Sub-Account at their net asset value. Any amounts of income, dividends and gains distributed from the shares of a Portfolio are reinvested in additional shares of that Portfolio at their net asset value. The Funds' prospectuses defines the net asset value of Portfolio shares.

The Funds are management investment companies with one or more investment Portfolios. Each Fund is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the company or the Portfolios by the SEC.

The Funds may, in the future, create additional portfolios that may or may not be available as investment options under the Policies. Each Portfolio has its own investment objectives and the income and losses for each Portfolio are determined separately for that Portfolio.


The investment objectives and policies of certain Portfolios of the Funds are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios of the Funds, however, may differ from the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios of the Funds will be comparable to the investment results of any other portfolio, even if the other portfolios have the same investment adviser or manager.

We may receive significant compensation from the investment adviser of a Portfolio (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Portfolios and their availability through the Policies. The amount of this compensation is based upon a percentage of the assets of the Portfolio attributable to the Policies and other contracts issued by us. These percentages differ, and some advisers (or affiliates) may pay us more than others.

The following is a brief description of the investment objectives of each of the Funds' Portfolios. There is no assurance that the investment objective of any Portfolio will be achieved. Please see the attached prospectuses for the Funds for more detailed information, including a description of risks and expenses.



The Alger American Fund

The Alger American Fund (Alger American) is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies; its shares also may be offered to qualified pension and retirement plans. Each of its Portfolios has distinct investment objectives and policies. Further information regarding the investment practices of each of the Portfolios is set forth below.

Alger American Growth Portfolio

The Alger American Growth Portfolio seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.

Alger American Leveraged AllCap Portfolio

The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The Portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Alger American MidCap Growth Portfolio

The Alger American Midcap Growth Portfolio seeks long-term capital appreciation by focusing on midsize companies with promising growth potential. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

Alger American Small Capitalization Portfolio

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation by focusing on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

Berger Institutional Products Trust

The Berger Institutional Products Trust (Berger Trust) is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies; and its shares may also be offered to qualified pension and retirement plans. The Berger Trust is an open-end investment company and each of its Portfolios has distinct investment objectives and policies. Further information regarding the investment practices of the Portfolios available under this Policy is set forth below.



Berger IPT-International Fund


The Portfolio is advised by Berger Financial Group LLC, and Bank of Ireland Asset Management (U.S.) Limited (BIAM) is the sub-advisor. The investment objective of the Berger IPT-International Fund is long-term capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in common stocks of well established companies located outside the United States. The Portfolio intends to diversify its holdings among several countries and to have, under normal market conditions, at least 65% of the Portfolio's total assets invested in the securities of companies located in at least five countries, not including the United States.


Berger IPT-Small Company Growth Fund


The Portfolio is advised by Berger Financial Group, LLC. The investment objective of the Berger IPT-Small Company Growth Fund is capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in common stocks of small companies and other securities with equity features. Under normal circumstances, the Portfolio invests at least 65% of its assets in equity securities of companies whose market capitalizations, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000. This average is updated monthly. The balance of the Portfolio may be invested in larger companies, government securities or other short-term investments.


The Dreyfus Socially Responsible Growth Fund, Inc.

The Dreyfus Socially Responsible Growth Fund, Inc. (Dreyfus Socially Responsible) seeks to provide capital growth with current income as a secondary goal. To pursue these goals, the fund invests primarily in common stock of companies that, in the opinion of the Fund's management, meet traditional investment standards, and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Dreyfus Variable Investment Fund

Dreyfus Variable Investment Fund is an open-end, management investment company, that is intended to be a funding vehicle for variable annuity and variable life insurance contracts. Two of the Fund's Portfolios are available under this Policy, the Growth and Income Portfolio and the VIF-Appreciation Portfolio. Dreyfus VIF-Appreciation Portfolio

The Portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the Portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.

Dreyfus VIF-Growth and Income Portfolio

The Growth and Income Portfolio seeks long-term capital growth, current income and growth of income, consistent with reasonable investment risk. To pursue this goal, it invests in stocks, bonds and money market instruments of domestic and foreign issuers. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.



Fidelity Variable Insurance Products Funds

The Fidelity Variable Insurance Products Funds (Fidelity VIP) acts as one of the funding vehicles for the Policy with nine Portfolios available under the Policy:
Fidelity VIP Growth; Fidelity VIP High Income; Fidelity VIP Money Market Portfolio; Fidelity VIP Overseas; Fidelity VIP Asset Manager Portfolio; Fidelity VIP Contrafund(R) Portfolio; Fidelity VIP Index 500 Portfolio; Fidelity VIP Investment Grade Bond Portfolio; Fidelity VIP Growth Opportunities Portfolio. Fidelity VIP is managed by Fidelity Management & Research Company (Investment Manager).


Fidelity VIP Growth Portfolio

The Fidelity VIP Growth Portfolio seeks to achieve capital appreciation. The Portfolio invests primarily in common stocks.


Fidelity VIP High Income Portfolio


The Fidelity VIP High Income Portfolio seeks to obtain a high level of current income by investing primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities, while also considering growth of capital. Please refer to the accompanying Fidelity VIP prospectus for a description and explanation of the unique risks associated with investing in high risk, high yielding, lower rated fixed income securities.


Fidelity VIP Money Market Portfolio

Fidelity VIP Money Market Portfolio seeks to obtain a high level of current income as is consistent with the preservation of capital and liquidity.

Fidelity VIP Overseas Portfolio

The Fidelity VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own Portfolios by participating in companies and economies outside of the United States.





Fidelity VIP Asset Manager Portfolio

The Fidelity VIP Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.


Fidelity VIP Contrafund(R) Portfolio

The Fidelity VIP Contrafund(R) Portfolio seeks capital appreciation by investing in securities of companies whose value the Investment Manager believes is not fully recognized by the public.

Fidelity VIP Index 500 Portfolio


The Fidelity VIP Index 500 Portfolio seeks a total return which corresponds to that of the Standard & Poor's Composite Index of 500 Stocks.

Fidelity VIP Investment Grade Bond Portfolio

The Fidelity VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.






Fidelity VIP Growth Opportunities Portfolio

The Fidelity VIP Growth Opportunities Portfolio seeks capital growth by investing primarily in common stocks. The Montgomery Funds III


Shares of Montgomery Variable Series: Emerging Markets Fund and Montgomery Variable Series: Growth Fund, Portfolios of The Montgomery Funds III (Montgomery), an open-end investment company, are available under this Policy.

Montgomery Variable Series: Emerging Markets Fund

The investment objective of this Portfolio is capital appreciation, which under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies in countries having emerging markets. For these purposes, the Portfolio defines an emerging market country as having an economy that is or would be considered by the World Bank or the United Nations to be emerging or developing.

Montgomery Variable Series: Growth Fund

The investment objective of this Portfolio is capital appreciation, which under normal conditions it seeks by investing at least 65% of its total assets in the equity securities, usually common stock of domestic companies of all sizes and emphasizes companies having market capitalizations of $1 billion or more.


Seligman Portfolios, Inc.

Seligman Portfolios, Inc. (Seligman) currently has fifteen Portfolios, two of which are available under the Policy: Communications and Information; and Frontier. Seligman is a diversified open-end investment company incorporated in Maryland which uses the investment advisory services of J. & W. Seligman & Co. Incorporated, a Delaware corporation.

Seligman Communications and Information Portfolio

The investment objective of this Portfolio is to produce capital gain. Income is not an objective. The Portfolio seeks to achieve its objective by investing primarily in securities of companies operating in the communications, information and related industries.

Seligman Frontier Portfolio

The investment objective of this Portfolio is to produce growth in capital value; income may be considered but will be only incidental to the Portfolio's investment objective. The Portfolio invests primarily in equity securities of smaller companies selected for their growth prospects.

A full description of the Funds, their investment objectives, their policies and restrictions, their expenses and other aspects of their operation, as well as a description of the risks related to investment in the Funds, is contained in the attached prospectuses for the Funds. The prospectuses for the Funds should be read carefully by a prospective purchaser along with this Prospectus before investing.

Reserved Rights

We reserve the right to add, delete, and substitute shares of another portfolio of the Funds or shares of another registered open-end investment company if, in our judgment, investment in shares of a current Portfolio(s) is no longer appropriate. We may also add, delete, or substitute shares of another portfolio of the Funds or shares of another registered open-end investment company only for certain classes of Owners. New or substitute portfolios or funds may have different fees and expenses and may only be offered to certain classes of Owners. This decision will be based on a legitimate reason, such as a change in investment objective, a change in the tax laws, or the shares are no longer available for investment. We will first obtain SEC approval, if such approval is required by law.

When permitted by law, we also reserve the right to:

     .    create new separate accounts;

     . combine separate accounts, including the Canada Life of New York Variable Annuity Account 2;

     . remove, combine or add Sub-Accounts and make the new Sub-Accounts available to Policyowners at our discretion;

     . add new portfolios of the Funds or of other registered investment companies;

     . deregister the Variable Account under the 1940 Act if registration is no longer required;

     .    make any changes required by the 1940 Act; and

     . operate the Variable Account as a managed investment company under the 1940 Act or any other form permitted by law.

If a change is made, we will send you a revised prospectus and any notice required by law.


Change in Investment Objective

The investment objective of a Sub-Account may not be changed unless the change is approved, if required, by the New York Department of Insurance. A statement of such approval will be filed, if required, with the insurance department of the state in which the Policy is delivered.

The Fixed Account

You may allocate some or all of the Net Premium and/or make transfers from the Variable Account to the Fixed Account. The Fixed Account pays interest at a guaranteed rate declared subject to our sole discretion and without any formula (Guaranteed Interest Rate). The principal, after deductions, is also guaranteed.

Policyowners allocating Net Premium and/or Policy Value to the Fixed Account do not participate in the investment performance of assets of the Fixed Account. The Fixed Account value is calculated by:

     .    adding the Net Premium and/or Policy Value allocated to it;

     .    adding the Guaranteed Interest Rate credited on amounts in it; and

     . subtracting any charges imposed on amounts in it in accordance with the terms of the Policy

The following also applies to the Fixed Account:

     . The Fixed Account is part of our general account. We assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations. The Fixed Account is not affected by the investment performance of the Variable Account.

     . Interests issued by us in connection with the Fixed Account have not been registered under the Securities Act of 1933 (the 1933 Act). Also, neither the Fixed Account nor the general account has been registered as an investment company under the 1940 Act. So, neither the Fixed Account nor the general account is generally subject to regulation under either Act. However, certain disclosures may be subject to generally applicable provisions of the federal securities laws regarding the accuracy of statements made in a registration statement.


Guarantee Amount

The Guarantee Amount is the portion of the Policy Value allocated to the Fixed Account. The Guarantee Amount includes:

     .    Net Premium allocated to the Fixed Account;

     .    Policy Value transferred to the Fixed Account;

     .    interest credited to the Policy Value in the Fixed Account; and

     .    the deduction of charges assessed in connection with the Policy.

The Guarantee Amount is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

Dollar Cost Averaging. For Policies issued prior to January 26, 1996, from time to time We may offer a special Fixed Account option, not to exceed one year, whereby You may elect to automatically transfer specified additional premium from this account to any Sub-Account(s) and/or the Fixed Account on a periodic basis, for a period not to exceed twelve months. This special Fixed Account option is subject to our administrative procedures and the restrictions disclosed in the "Transfer Privilege" section. A special interest rate may be offered for this Fixed Account option, which may differ from that offered for the Fixed Account. The available interest rate will always be an effective annual interest rate of at least 3%. This Fixed Account option is used solely in connection with the "dollar cost averaging" privilege (see "Dollar Cost Averaging Privilege").

                          DESCRIPTION OF ANNUITY POLICY

Ten Day Right to Examine Policy

You have ten days after you receive the Policy to decide if you would like to cancel the Policy.

If the Policy does not meet your needs, return it to our Home Office. Within seven days of receipt of the Policy, we will return the Policy Value. When the Policy is issued as an IRA and canceled within seven days, we will return all premiums if the premiums are greater than the amount otherwise payable.

State Variations

Any state variations in the Policy are covered in a special policy form for use in that state. This Prospectus provides a general description of the Policy. Your actual policy and any endorsements or riders are the controlling documents. If you would like to review a copy of your policy and its endorsements and riders, if any, contact our Home Office.

Premium

Initial Premium

You must submit a complete application and check made payable to us for the initial premium. The following chart outlines the minimum initial premium accepted.

                                                                Minimum Initial
       Type of Policy                                          Premium Accepted*
Policy is an IRA............................................              $2,000
Policy is not an IRA........................................              $5,000

For Policies issued prior to January 26, 1996:

Policy is IRA and PAC agreement** for additional premiums
   submitted................................................                 $50
Policy is not an IRA and PAC agreement for additional
   premiums submitted.......................................                $100

*    We reserve the right to lower or raise the minimum initial premium.
** For more information on PAC agreements, see "Pre-Authorized Check Agreement Plan."

The application must meet our underwriting standards. The application must be properly completed and accompanied by all the information necessary to process it, including the initial premium. We will normally accept the application and apply the initial Net Premium within two Valuation Days of receipt at our Home Office. However, we may hold the premium for up to five Valuation Days while we attempt to complete the processing of an incomplete application. If this cannot be done within five Valuation Days, we will inform you of the reasons for the delay and immediately return the premium, unless you specifically consent to our keeping the premium until the application is made complete. We will then apply the initial Net Premium within two Valuation Days of when the application is correctly completed.


Additional Premium

For Policies issued on or after January 26, 1996, additional premium payments may not be made.

For Policies issued prior to January 26, 1996, you may make additional premium payments at any time during any Annuitant's lifetime and before the Annuity Date. Our prior approval is required before we will accept an additional premium which, together with the total of other premiums paid, would exceed $1,000,000. We will apply additional Net Premium as of receipt at our Home Office. We will give you a receipt for each additional premium payment.

The following chart outlines the minimum additional premium accepted.

                                                              Minimum Additional
       Type of Policy                                          Premium Accepted*
Policy is an IRA...........................................               $1,000
Policy is not an IRA.......................................               $1,000
Policy is IRA and PAC agreement** for additional premiums
   submitted...............................................                  $50
Policy is not an IRA and PAC agreement for additional
   premiums submitted......................................                 $100

*    We reserve the right to lower or raise the minimum initial premium.c
** For more information on PAC agreements, see "Pre-Authorized Check Agreement Plan."

Pre-Authorized Check Agreement Plan

For Policies issued prior to January 26, 1996, you may choose to have monthly premiums automatically collected from your checking or savings account pursuant to a pre-authorized check agreement plan (PAC). This plan may be terminated by you or us after 30 days Written Notice, or at any time by us if a payment has not been paid by your bank. This option is not available on the 29th, 30th or 31st day of each month. There is no charge for this feature.

Electronic Data Transmission of Application Information

Subject to regulatory approval, we may accept electronic data transmission of application information accompanied by a wire transfer of the initial premium. Contact us to find out about availability.

Upon receipt of the electronic data and wire transmittal, we will process the information and allocate the premium payment according to your instructions. We will then send a Policy and verification letter to you to sign.

During the period from receipt of the initial premium until the signed verification letter is received, no financial transactions may be executed under the Policy, unless you request such transactions in writing and provide a signature guarantee.

Net Premium Allocation

You elect in your application how you want your initial Net Premium to be allocated among the Sub-Accounts and the Fixed Account. Any additional Net Premium (for Policies issued prior to January 26, 1996) will be allocated in the same manner unless, at the time of payment, we have received your Written Notice to the contrary.

We cannot guarantee that a Sub-Account or shares of a Portfolio will always be available. If you request that all or part of a premium be allocated to a Sub-Account or underlying Portfolio that is not available, we will immediately return that portion of the premium to you, unless you specify otherwise.


Cash Surrender Value

The Cash Surrender Value is the Policy Value less any applicable surrender charge and Annual Administration Charge.

Policy Value

The Policy Value is the sum of the Variable Account value and the Fixed Account value.

Variable Account Value

To calculate the Variable Account value before the Annuity Date, multiply (a) by
(b), where:

               a) is the number of Units credited to the Policy for each Sub-Account; and

               b)   is the current Unit Value of these Units.

Units

We credit Net Premium in the form of Units. The number of Units credited to the Policy for each Sub-Account is (a) divided by (b), where:

               a)   is the Net Premium allocated to that Sub-Account; and

               b) is the Unit Value for that Sub-Account (at the end of the Valuation Period during which we receive the premium).

We will credit Units for the single Net Premium on the Effective Date of the Policy. We will adjust the Units for any transfers in or out of a Sub-Account, including any transfer processing fee.

We will cancel the appropriate number of Units based on the Unit Value at the end of the Valuation Period in which any of the following occurs:

     .    the Annual Administration Charge is assessed;

     . the date we receive and file your Written Notice for a partial withdrawal or surrender;

     .    the date of a systematic withdrawal;

     .    the Annuity Date; or

     . the date we receive Due Proof of your death or the Last Surviving Annuitant's death.

Unit Value

The Unit Value for each Sub-Account's first Valuation Period is generally set at $10. After that, the Unit Value is determined by multiplying the Unit Value at the end of the immediately preceding Valuation Period by the Net Investment Factor for the current Valuation Period.

The Unit Value for a Valuation Period applies to each day in that period. The Unit Value may increase or decrease from one Valuation Period to the next.

Net Investment Factor

The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. Each Sub-Account has a Net Investment Factor, which may be greater than or less than 1.



The Net Investment Factor for each Sub-Account for a Valuation Period equals 1 plus the rate of return earned by the Portfolio in which the Sub-Account you selected invests, adjusted for taxes charged or credited to the Sub-Account, the mortality and expense risk charge, and the daily administration fee.

To find the rate of return of each Portfolio in which the Sub-Accounts invest, divide (a) by (b) where:

     (a) is the net investment income and net gains, realized and unrealized, credited during the current Valuation Period; and

     (b) is the value of the net assets of the relevant Portfolio at the end of the preceding Valuation Period, adjusted for the net capital transactions and dividends declared during the current Valuation Period.

Transfers

Transfer Privilege

You may transfer all or a part of an amount in a Sub-Account(s) to another Sub-Account(s) or to the Fixed Account. You also can transfer an amount in the Fixed Account to a Sub-Account(s). Transfers are subject to the following restrictions:

     1.   the Company's minimum transfer amount, currently $250; and

     2. a transfer request that would reduce the amount in that Sub-Account or the Fixed Account below $500 will be treated as a transfer request for the entire amount in that Sub-Account or the Fixed Account.

We cannot guarantee that a Sub-Account or shares of a Portfolio will always be available. If you request an amount in a Sub-Account or the Fixed Account be transferred to a Sub-Account at a time when the Sub-Account or underlying Portfolio is unavailable, we will not process your transfer request. This request will not be counted as a transfer for purposes of determining the number of free transfers executed in a year. The Company reserves the right to change its minimum transfer amount requirements.

Excessive trading (including short-term "market timing" trading) may adversely affect the performance of the Sub-Accounts. If a pattern of excessive trading by a Policyowner or the Policyowner's agent develops, we reserve the right not to process the transfer request. If your request is not processed, it will not be counted as a transfer for purposes of determining the number of free transfers executed.

Telephone Transfer Privilege

We can process your transfer request by phone if you have completed our administrative form. The authorization will remain effective until we receive your written revocation or we discontinue this privilege.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we do not employ such reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording telephone calls and obtaining personal security codes and contract number before effecting any transfers.


We also accept transfer instructions provided to us via fax at (888) 670-4836. Any faxed instructions sent to another number will not be considered received until received in the Variable Annuity Administration Department.

We can not accept or process transfer requests left on our voice mail system, although transfers through our Intouch(R) Voice Response System are acceptable.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

Intouch(R) Voice Response System

The Intouch Voice Response System is our interactive voice response system which you can access through your touch tone telephone. Use of this service allows you to:

     .    obtain current Sub-Account balances;

     .    obtain current Policy and Unit Values;

     .    obtain the current Fixed Account interest rate;

     .    change your Sub-Account allocation; and

     .    effect transfers between Sub-Accounts or to the Fixed Account.

Your Policy number and Personal Identification Number, issued by us to ensure security, are required for any transfers and/or allocation changes.

When using the Intouch Voice Response System, you will not be assessed a transfer processing fee regardless of the number of transfers made per Policy Year.

Dollar Cost Averaging Privilege

You may choose to automatically transfer specified amounts from any Sub-Account or the Fixed Account (either one a disbursement account) to any other Sub-Account(s) or the Fixed Account on a periodic basis. Transfers are subject to our administrative procedures and the restrictions in "Transfer Privilege." This privilege is intended to allow you to utilize "Dollar Cost Averaging" (DCA), a long-term investment method which provides for regular, level investments over time. We make no representation or guarantee that DCA will result in a profit or protect against loss. You should first discuss this (as you would all other investment strategies) with your registered representative.

To initiate DCA, we must receive your Written Notice on our form. Once elected, transfers will be processed until one of the following occurs:

     . the entire value of the Sub-Account or the Fixed Account is completely depleted; or

     .    We receive your written revocation of such monthly transfers; or

     .    We discontinue this privilege.

We reserve the right to change our procedures or to discontinue the DCA privilege upon 30 days Written Notice to you.

This option is not available on the 29th, 30th or 31st day of each month. There is no charge for this feature.

Transfer Processing Fee

There is no limit to the number of transfers that you can make between Sub-Accounts or the Fixed Account. The first 12 transfers during each Policy Year are currently free, although we reserve the right to change this procedure. We currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy Year. A transfer request (which includes Written Notices and telephone calls) is considered to be one transfer, regardless of the number of Sub-Accounts affected by the request. The processing fee will be deducted proportionately from the receiving Sub-Account(s) and/or the Fixed Account. The $25 transfer fee is waived when using the Intouch(R) Voice Response System, portfolio rebalancing, and dollar cost averaging.

Payment of Proceeds

Proceeds

Proceeds means the amount we will pay when the first of the following events occurs:

     .    the Annuity Date;

     .    the Policy is surrendered;

     .    We receive Due Proof of Death of any Owner;

     .    We receive Due Proof of Death of the Last Surviving Annuitant.

If death occurs prior to the Annuity Date, proceeds are paid in one of the following ways:

     .    lump sum;

     . within 5 years of the Owner's death, as required by federal tax laws (see "Proceeds on Death of Any Owner"); or

     .    by a mutually agreed upon payment option. See "Election of Options."

The Policy ends when we pay the proceeds.

For any annuity benefit with payments of five years or more, such annuity benefits at the time the Policy Value is applied under a payment option will not be less than those that would be provided by the application of an amount to purchase any single premium immediate annuity policy offered by us at the time to the same class of Annuitants. Such amount shall be the greater of the Cash Surrender Value or 95% of what the Cash Surrender Value would be if there was no surrender charge.

We will deduct any applicable premium tax from the proceeds, unless we deducted the tax from the premiums when paid.

The payment of proceeds will have federal income tax consequences. See "FEDERAL
-------------------------------------------------------------------------------
-- TAX STATUS."
-------------

Proceeds on Annuity Date

If Payment Option 1 is in effect on the Annuity Date, we will pay the Policy Value. See "Payment Options."

You may annuitize at any time, and may change the Annuity Date, subject to these limitations:

     1. We must receive your Written Notice at our Home Office at least 30 days before the current Annuity Date;

     2. The requested Annuity Date must be a date that is at least 30 days after we receive your Written Notice; and

     3. The requested Annuity Date may be no later than the first day of the month after any Annuitant's 100th birthday (or earlier as required by law).

The proceeds paid will be the Policy Value if paid on the first day of the month after any Annuitant's 100th birthday (or earlier as required by law).

Proceeds on Surrender

If you surrender the Policy, we will pay the Cash Surrender Value. The Cash Surrender Value will be determined on the date we receive your Written Notice for surrender and your Policy at our Home Office.

You may elect to have the Cash Surrender Value paid in a single sum or under a payment option. See "Payment Options." The Policy ends when we pay the Cash Surrender Value. You may avoid a surrender charge by electing to apply the Policy Value under Payment Option 1. See "Proceeds on Annuity Date."

Surrender proceeds may be subject to federal income tax, including a penalty tax. See "FEDERAL TAX STATUS."

Proceeds on Death of Last Surviving Annuitant Before Annuity Date (The Death Benefit)

If the Last Surviving Annuitant dies before the Policy Value is transferred to a payment option, we will pay the Beneficiary a Death Benefit.

The following applies only to Policies issued after applicable regulatory approval is obtained.

If we receive Due Proof of Death during the first five Policy Years, the Death Benefit is the greater of:

     1.   the premiums paid, less any partial withdrawals, and incurred taxes;
          or

     2.   the Policy Value on the date we receive Due Proof of Death.

If we receive Due Proof of Death after the first five Policy Years, the Death Benefit is the greatest of:

     1.   item "1" above;

     2.   item "2" above; or

     3. the Policy Value at the end of the most recent 5 Policy Year period occurring before the date we receive Due Proof of Death. This value will be adjusted for any partial withdrawals, incurred taxes, and premiums paid. The 5 Policy Year periods are measured from the Policy Date (i.e., 5, 10, 15, 20, etc.).

If on the date the Policy was issued, all Annuitants were attained age 80 or less, then after any Annuitant attains age 81, the Death Benefit is the greater of items "1" or "2" above. However, if on the date the Policy was issued, any Annuitant was attained age 81 or more, then the Death Benefit is the Policy Value.

The following applies only to Policies issued from January 26, 1996 through such date as the above Death Benefit is approved.

If we receive Due Proof of Death during the first seven Policy Years, the Death Benefit is the greater of:

     1.   the premiums paid, less any partial withdrawals, and incurred taxes;
          or

     2.   the Policy Value on the date we receive Due Proof of Death.

If we receive Due Proof of Death after the first seven Policy Years, the Death Benefit is the greatest of:

     1.   item "1" above;

     2.   item "2" above; or

     3. the Policy Value at the end of the most recent 7 Policy Year period occurring before the date we receive Due Proof of Death. This value will be adjusted for any partial withdrawals, incurred taxes, and premiums paid. The 7 Policy Year periods are measured from the Policy Date (i.e., 7, 14, 21, 28, etc.). No further step-ups in Death Benefit will occur after the age of 80.

The following applies only to Policies issued prior to January 26, 1996.

If we receive Due Proof of Death during the first five Policy Years, the Death Benefit is the greater of:

     1.   the premiums paid, less any partial withdrawals, and incurred taxes;
          or

     2.   the Policy Value on the date we receive Due Proof of Death.

If we receive Due Proof of Death after the first five Policy Years, the Death Benefit is the greatest of:

     1.   item "1" above;

     2.   item "2" above; or

     3. the Policy Value at the end of the most recent 5 Policy Year period occurring before the date we receive Due Proof of Death. This value will be adjusted for any partial withdrawals, incurred taxes, and premiums paid. The 5 Policy Year periods are measured from the Policy Date (i.e., 5, 10, 15, 20, etc.).

The Death Benefit may be taxable. See "FEDERAL TAX STATUS."
-----------------------------------------------------------


Proceeds on Death of Any Owner

If any Policyowner dies before the Annuity Date, the following rules apply:

     . If you (the deceased Policyowner) were not the Last Surviving Annuitant and we receive Due Proof of your death before the Annuity Date, we will pay the Beneficiary the Policy Value as of the date we receive Due Proof of your death.

     . If you were the Last Surviving Annuitant and we receive Due Proof of your death before the Annuity Date, we will pay the Beneficiary the Death Benefit described in "Proceeds on the Death of Last Surviving Annuitant Before Annuity Date."

     . As required by federal tax law, regardless of whether you were the Annuitant, the entire interest in the Policy will be distributed to the Beneficiary:

               a)   within five years of your death; or

               b) over the life of the Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, with payments beginning within one year of your death.


However, if your spouse is the Beneficiary the Policy may be continued. If this occurs and you were the only Annuitant, your spouse will become the Annuitant.


If any Policyowner dies on or after the Annuity Date but before all proceeds payable under the Policy have been distributed, we will continue payments to the designated payee under the payment option in effect on the date of the deceased Policyowner's death.

If any Policyowner is not an individual, the death or change of any Annuitant will be treated as the death of a Policyowner, and we will pay the Beneficiary the Cash Surrender Value.

This will be construed in a manner consistent with Section 72(s) of the Internal Revenue Code of 1986, as amended. If anything in the Policy conflicts with the foregoing, this Prospectus will control.

Partial Withdrawals

You may withdraw part of the Cash Surrender Value, subject to the following:

     1.   the Company's minimum partial withdrawal is currently $250;

     2. the maximum partial withdrawal is the amount that would leave a Cash Surrender Value of $2,000; and

     3. a partial withdrawal request which would reduce the amount in a Sub-Account or the Fixed Account below $500 will be treated as a request for a full withdrawal of the amount in that Sub-Account or the Fixed Account.

On the date we receive at our Home Office your Written Notice for a partial withdrawal, we will withdraw the partial withdrawal from the Policy Value. We will then deduct any applicable surrender charge from the amount requested for withdrawal. The Company reserves the right to change its minimum partial withdrawal amount requirements.

You may specify the amount to be withdrawn from certain Sub-Accounts or the Fixed Account. If you do not provide this information to us, we will withdraw proportionately from the Sub-Accounts and/or the Fixed Account in which you are invested. If you do provide this information to us, but the amount in the designated Sub-Accounts and/or the Fixed Account is inadequate to comply with your withdrawal request, we will first withdraw from the specified Sub-Accounts and/or the Fixed Account. The remaining balance will be withdrawn proportionately from the other Sub-Accounts in which you are invested.

Any partial or systematic withdrawal may be included in the Policyowner's gross income in the year in which the withdrawal occurs, and may be subject to federal income tax (including a penalty tax equal to 10% of the amount treated as taxable income). The Code restricts certain distributions under Tax-Sheltered Annuity Plans and other qualified plans. See "FEDERAL TAX STATUS."


Systematic Withdrawal Privilege

You may elect to use the Systematic Withdrawal Privilege (SWP) to withdraw a fixed-level amount from the Sub-Account(s) and/or the Fixed Account on a monthly, quarterly, semi-annual or annual basis, beginning 30 days after the Effective Date, if:

     .    We receive your Written Notice on our administrative form;

     . the Policy meets a minimum premium, currently $25,000 (if surrender charges apply); and

     . the Policy complies with the "Partial Withdrawals" provision (if surrender charges apply).

If surrender charges are applicable, you may withdraw without incurring a surrender charge the following:

     . 100% of investment earnings in the Variable Account, available at the time the SWP is executed/processed

     . 100% of interest earned in the Fixed Account, available at the time the SWP is executed/processed

     . 100% of premiums paid 7 years or more (5 years for Policies issued prior to January 26, 1996) from the date the SWP is executed/processed

     . 10% of total premiums withdrawn during a Policy Year and paid less than 7 years (5 years for Policies issued prior to January 26, 1996) from the date the SWP is executed/processed*

     . Amounts required to be withdrawn, only as they apply to the Policy and independent of all other qualified retirement assets, pursuant to the minimum required distribution rules under federal tax laws (see "Minimum Distribution Requirements")

* 10% is not cumulative and is first withdrawn from the oldest premium paid.

If surrender charges are not applicable, the entire Policy is available for systematic withdrawal. Once an amount has been selected for withdrawal, it will remain fixed until the earlier of the next Policy Anniversary or termination of the privilege. A written request to change the withdrawal amount for the following Policy Year must be received no later than 7 days prior to the Policy Anniversary date. The Systematic Withdrawal Privilege will end at the earliest of the date:

     . when the Sub-Account(s) and/or the Fixed Account you specified for those withdrawals have no remaining amount to withdraw;

     .    the Cash Surrender Value is reduced to $2,000*;

     . You choose to pay premiums by the pre-authorized check agreement plan (for Policies issued prior to January 26, 1996);

     .    We receive your Written Notice to end this privilege; or

     . We choose to discontinue this privilege upon 30 days Written Notice to you.

References to partial withdrawals in other provisions of this Prospectus include systematic withdrawals. If applicable, a charge for premium taxes may be deducted from each systematic withdrawal payment. This option is not available on the 29th, 30th or 31st day of each month. The Company reserves the right to change its minimum systematic withdrawal amount requirements or terminate this privilege. There is no charge for this feature.

In certain circumstances, amounts withdrawn pursuant to a systematic withdrawal option may be included in a Policyowner's gross income and may be subject to penalty taxes.

* If the Cash Surrender Value is reduced to $2,000, your Policy may terminate. See "Termination."

Portfolio Rebalancing

Portfolio rebalancing (Rebalancing) is an investment strategy in which your Policy Value, in the Sub-Accounts only, is reallocated back to its original portfolio allocation. Rebalancing is performed regardless of changes in individual portfolio values from the time of the last rebalancing. It is executed on a quarterly, semi-annual or annual basis. We make no representation or guarantee that rebalancing will result in a profit, protect you against loss or ensure that you meet your financial goals.

To initiate Rebalancing, we must receive your Written Notice on our form. Participation in Rebalancing is voluntary and can be modified or discontinued at any time by you in writing on our form. Portfolio Rebalancing is not available for the Fixed Account.

Once elected, we will continue to perform Rebalancing until we are instructed otherwise. We reserve the right to change our procedures or discontinue offering Rebalancing upon 30 days Written Notice to you. This option is not available on the 29th, 30th or 31st day of each month. There is no charge for this feature.

Postponement of Payment

We will usually pay any proceeds payable, amounts partially withdrawn, or the Cash Surrender Value within seven calendar days after:

     1. we receive your Written Notice for a partial withdrawal or a cash surrender;

     2.   the date chosen for any systematic withdrawal; or

     3. we receive Due Proof of Death of the Owner or the Last Surviving Annuitant.

However, we can postpone the payment of proceeds, amounts withdrawn, the Cash Surrender Value, or the transfer of amounts between Sub-Accounts if:

     1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

     2. the SEC permits by an order the postponement for the protection of Policyowners; or

     3. the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.


If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to a Policy owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that account until instructions are received from the appropriate regulator.


If the Cash Surrender Value payable at a surrender, partial withdrawal or in a lump sum on the Annuity Date is not mailed or delivered within ten working days after we receive the documentation necessary to complete the transaction, we will add interest from the date we receive the necessary documentation, unless the amount of such interest is less than $25. The rate of interest we will apply is the rate we pay for dividends on deposit in our whole life insurance portfolio. We guarantee that the interest rate will never be less than 2.5%.

We have the right to defer payment of any partial withdrawal, cash surrender, or transfer from the Fixed Account for up to six months from the date we receive your Written Notice for a withdrawal, surrender or transfer.


Charges Against the Policy, Variable Account, and Funds

Surrender Charge

A surrender charge may be deducted when a partial withdrawal or cash surrender is made in order to at least partially reimburse us for certain expenses relating to the sale of the Policy. These expenses include commissions to registered representatives and other promotional expenses (which are not expected to exceed 6% of premium payments under the Policies). A surrender charge may also be applied to the proceeds paid on the Annuity Date, unless Payment Option 1 is chosen.

The amount withdrawn is first taken from any investment earnings in the Variable Account and interest earned in the Fixed Account available at the time the request is made. Then, further amounts withdrawn will be taken from premiums starting with the oldest premium paid.

Withdrawal or surrender of the following will not incur a surrender charge:

     .    100% of investment earnings in the Variable Account

     .    100% of interest earned in the Fixed Account

     . 100% of premiums paid 7 years or more (5 years for Policies issued prior to January 26, 1996) from the date of withdrawal or surrender

     . 10% of total premiums withdrawn during a Policy Year and paid less than 7 years (5 years for Policies issued prior to January 26, 1996) from the date of withdrawal or surrender*

     . Amounts required to be withdrawn, only as they apply to the Policy and independent of all other qualified retirement assets, pursuant to the minimum required distribution rules under federal tax laws (see "Minimum Distribution Requirements")

* 10% is not cumulative and is first withdrawn from the oldest premium paid.

If a surrender charge does apply, the following percentages will be used to calculate the amount of the charge:

For Policies issued prior to January 26, 1996: (For 5 years from the date of payment, each premium is subject to a 6% surrender charge.

After the 5th year, no surrender charge will apply to such payment).......    6%

For Policies issued on or after January 26, 1996: Policy Years Since Premium Was
--------------------------------------------------------------------------------
Paid
----

Less than 1 ..............................................................    6%
At least 1, but less than 2                                                   6%
At least 2, but less than 3                                                   5%
At least 3, but less than 4                                                   5%
At least 4, but less than 5                                                   4%
At least 5, but less than 6                                                   3%
At least 6, but less than 7                                                   2%
At least 7 ...............................................................  None

Any surrender charge will be deducted from the amount requested for withdrawal or surrender.

Annual Administration Charge

To cover the costs of providing certain administrative services such as maintaining Policy records, communicating with Policyowners, and processing transactions, we deduct an Annual Administration Charge of $30 for the prior Policy Year on each Policy Anniversary. We will also deduct this charge if the Policy is surrendered for its Cash Surrender Value, unless the Policy is surrendered on a Policy Anniversary.

If the Policy Value on the Policy Anniversary is $75,000 or more, we will waive the Annual Administration Charge for the prior Policy Year. We will also waive the Annual Administration Charge if the Policy is a Tax-Sheltered Annuity.

The charge will be assessed proportionately from any Sub-Accounts and/or the Fixed Account in which you are invested. If the charge is obtained from a Sub-Account(s), we will cancel the appropriate number of Units credited to this Policy based on the Unit Value at the end of the Valuation Period when the charge is assessed.

Daily Administration Fee

At each Valuation Period, we deduct a daily administration fee at an annual rate of 0.15% from the assets of each Sub-Account of the Variable Account. This daily administration fee relates to other administrative costs under the Policies. The daily administration fee is imposed only under Policies issued on or after January 26, 1996.

Transfer Processing Fee

There is no limit to the number of transfers that you can make between Sub-Accounts or the Fixed Account. The first 12 transfers during each Policy Year are currently free, although we reserve the right to change this procedure. We currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy Year. A transfer request (which includes Written Notices and telephone calls) is considered to be one transfer, regardless of the number of Sub-Accounts affected by the request. The processing fee will be deducted proportionately from the receiving Sub-Account(s) and/or the Fixed Account. The $25 transfer fee is waived when using the Intouch(R) Voice Response System, portfolio rebalancing, and dollar cost averaging. See "Transfers" for the rules concerning transfers.

Mortality and Expense Risk Charge

We assess an annual mortality and expense risk charge, deducted at each Valuation Period from the assets of the Variable Account. This charge:

     . is an annual rate of 1.25% of the average daily value of the net assets in the Variable Account;

     . is assessed during the accumulation period, but is not charged after the Annuity Date;

     . consists of approximately 0.75% to cover the mortality risk and approximately 0.50% to cover the expense risk; and

     .    is guaranteed not to increase for the duration of the Policy.

The mortality risk we assume arises from our obligation to make annuity payments (determined in accordance with the annuity tables and other provisions contained in the Policy) for the full life of all Annuitants regardless of how long each may live. This means:

     . Mortality risk is the risk that Annuitants may live for a longer period of time than we estimated when we established our guarantees in the Policy.

     . Each Annuitant is assured that neither his or her longevity, nor an improvement in life expectancy generally, will have any adverse effect on the annuity payments received under the Policy.

     .    The Annuitant will not outlive the funds accumulated for retirement.

     . We guarantee to pay a Death Benefit if the Last Surviving Annuitant dies before the Annuity Date (see "Proceeds on Death of Last Surviving Annuitant Before Annuity Date (The Death Benefit)").

     . No surrender charge is assessed against the payment of the Death Benefit, which also increases the mortality risk.

The expense risk we assume is the risk that the surrender charges, Annual Administration Charge, daily administration fee, and transfer fees may be insufficient to cover our actual future expenses.

If the mortality and expense charges are sufficient to cover such costs and risks, any excess will be profit to the Company and may be used for distribution expenses. However, if the amounts deducted prove to be insufficient, the loss will be borne by us.

Reduction or Elimination of Surrender Charges and Annual Administration Charges

The amount of surrender charges and/or the Annual Administration Charge may be reduced or eliminated when some or all of the Policies are to be sold to an individual or a group of individuals in such a manner that results in savings of sales and/or administrative expenses. In determining whether to reduce or eliminate such expenses, we will consider certain factors, including:

     1. the size and type of group to which the administrative services are to be provided and the sales are to be made. Generally, sales and administrative expenses for a larger group are smaller than for a smaller group because large numbers of sales may result in fewer sales contacts.

     2. the total amount of premiums. Per dollar sales expenses are likely to be less on larger premiums than on smaller ones.

     3. any prior or existing relationship with the Company. Policy sales expenses are likely to be less when there is a prior or existing relationship because there is a likelihood of more sales with fewer sales contacts.

     4. the level of commissions paid to selling broker/dealers. For example, certain broker/dealers may offer Policies in connection with financial planning programs on a fee for service basis. In view of the financial planning fees, such broker/dealers may elect to receive lower commissions for sales of the Policies, thereby reducing the Company's sales expenses.

If it is determined that there will be a reduction or elimination in sales expenses and/or administration expenses, the Company will provide a reduction in the surrender charge and/or the Annual Administration Charge. Such charges may also be eliminated when a Policy is issued to an officer, director, employee, registered representative or relative thereof of: the Company; The Canada Life Assurance Company; Canada Life Insurance Company of America; J. & W. Seligman & Co. Incorporated; any selling Broker/Dealer; or any of their affiliates. In no event will reduction or elimination of the surrender charge and/or Annual Administration Charge be permitted where such reduction or elimination will be discriminatory to any person.

In addition, if the Policy Value on the Policy Anniversary is $75,000 or more, we will waive the Annual Administration Charge for the prior Policy Year.

Taxes

No premium tax is currently payable under New York law. We reserve the right to deduct any premium taxes payable in respect of future premiums in the event New York law should change.

When any tax is deducted from the Policy Value, it will be deducted proportionately from the Sub-Accounts and/or the Fixed Account in which You are invested.

We reserve the right to charge or provide for any taxes levied by any governmental entity, including:

     1. taxes that are against or attributable to premiums, Policy Values or annuity payments; or

     2. taxes that we incur which are attributable to investment income, capital gains retained as part of our reserves under the Policies, or from the establishment or maintenance of the Variable Account.

Other Charges Including Investment Advisory Fees

Each Portfolio is responsible for all of its operating expenses. In addition, fees for investment advisory services and operating expenses are deducted and paid daily at an annual rate from each Portfolio as a percentage of the daily net assets of the Portfolios. The Prospectus and Statement of Additional Information for each Fund provides more information concerning the investment advisory fee, other charges assessed against the Portfolio(s) each Fund offers, and the investment advisory services provided to such Portfolio(s).


Payment Options

The Policy ends when we pay the proceeds on the Annuity Date. We will apply the Policy Value under Payment Option 1 unless you have an election on file at our Home Office to receive another mutually agreed upon payment option (Payment Option 2). The proceeds we will pay will be the Policy Value if paid on the first day of the month after any Annuitant's 100th birthday (or earlier as required by law). See "Proceeds on Annuity Date." We require the surrender of your Policy so that we may issue a supplemental contract for the applicable payment option.

Election of Options

You may elect, revoke or change a payment option at any time before the Annuity Date and while the Annuitant(s) is living. If an election is not in effect at the Last Surviving Annuitant's death, or if payment is to be made in one lump sum under an existing election, the Beneficiary may elect one of the options. This election must be made within one year after the Last Surviving Annuitant's death and before any payment has been made.

An election of an option and any revocation or change must be made in a Written Notice. It must be filed with our Home Office with the written consent of any irrevocable Beneficiary or assignee at least 30 days before the Annuity Date.

An option may not be elected and we will pay the proceeds in one lump sum if either of the following conditions exist:

     1.   the amount to be applied under the option is less than $1,000; or

     2.   any periodic payment under the election would be less than $50.

Description of Payment Options

Payment Option 1: Life Income With Payments for 10 Years Certain

We will pay the proceeds in equal amounts each month, quarter, or year during the Annuitant's lifetime or for 10 years, whichever is longer.

Payment Option 2: Mutual Agreement

We will pay the proceeds according to other terms, if those terms are mutually agreed upon.

Amount of Payments

The amount of each payment is based upon the interest rate and Policy Value in effect at the time the payment option is elected. If Payment Option 1 is selected, we will determine the amount from the tables in the Policy, which use the Annuitant's age. We will determine age from the nearest birthday at the due date of the first payment.

The amount of each payment will vary according to the frequency of the payments and the length of the guarantee period during which we make the payments.

     . The more frequently the payments are made, the lower the amount of each payment. For example, with all other factors being equal, payments made monthly will be lower than payments made annually.

     . The longer the guarantee period during which payments are made, the lower the amount of each payment. For example, with all other factors being equal, payments guaranteed for twenty years will be lower than payments guaranteed for ten years.

Payment Dates

The payment dates of the options will be calculated from the date on which the proceeds become payable.

Age and Survival of Annuitant

We have the right to require proof of age of the Annuitant(s) before making any payment. When any payment depends on the Annuitant's survival, we will have the right, before making the payment, to require proof satisfactory to us that the

Annuitant is alive.

Betterment of Income

The annuity benefits at the time the Policy Value is applied under a payment option will not be less than those that would be provided by the application of an amount defined in the Policy to purchase any single premium annuity policy offered by us at the time to the same class of Annuitants. Such amount will be the greater of the Cash Surrender Value or 95% of what the Cash Surrender Value would be if there was no surrender charge.

Other Policy Provisions

Policyowner

During any Annuitant's lifetime and before the Annuity Date, you have all of the ownership rights and privileges granted by the Policy. If you appoint an irrevocable Beneficiary or assignee, then your rights will be subject to those of that Beneficiary or assignee.

During any Annuitant's lifetime and before the Annuity Date, you may also name, change or revoke a Policyowner(s), Beneficiary(ies), or Annuitant(s) by giving us Written Notice. Any change of Policyowner(s) or Annuitant(s) must be approved by us.

A change of any Policyowner may result in resetting the Death Benefit to an amount equal to the Policy Value as of the date of the change.

With respect to Qualified Policies generally, however:

     .    the Policy may not be assigned (other than to us);

     .    Joint Ownership is not permitted; and

     .    the Policyowner or plan participant must be the Annuitant.

Beneficiary

We will pay the Beneficiary any proceeds payable on your death or the death of the Last Surviving Annuitant. During any Annuitant's lifetime and before the Annuity Date, you may name and change one or more beneficiaries by giving us Written Notice. However, we will require Written Notice from any irrevocable Beneficiary or assignee specifying their consent to the change.

We will pay the proceeds under the Beneficiary appointment in effect at the date of death. If you have not designated otherwise in your appointment, the proceeds will be paid to the surviving Beneficiary(ies) equally. If no Beneficiary is living when you or the Last Surviving Annuitant dies, or if none has been appointed, the proceeds will be paid to you or your estate.

Termination

The following applies to Policies issued on or after January 26, 1996:

We may pay you the Cash Surrender Value and terminate the Policy if before the Annuity Date the Policy

Value is less than $2,000. We will mail you a notice of our intention to terminate the Policy at least six months in advance. The Policy will automatically terminate on the date specified in the notice.

The following applies to Policies issued prior to January 26, 1996:

We may pay you the Cash Surrender Value and terminate the Policy if before the Annuity Date all of these events simultaneously exist:

     1.   you have not paid any premiums for at least two years;

     2.   the Policy Value is less than $2,000; and

     3. the total premiums paid, less any partial withdrawals, is less than $2,000.

We will mail you a notice of our intention to terminate the Policy at least six months in advance. The Policy will automatically terminate on the date specified in the notice unless we receive an additional premium before such date. This additional premium must be at least the minimum amount specified in "Additional Premium."

Qualified Policies may be subject to distribution restrictions. See "FEDERAL TAX STATUS."


Written Notice

Written Notice must be signed and dated by you. It must be of a form and content acceptable to us. Your Written Notice will not be effective until we receive and file it. However, any change provided in your Written Notice will be effective as of the date you signed the Written Notice:

     1. subject to any payments or other actions we take prior to receiving and filing your Written Notice; and

     2. whether or not you or the Last Surviving Annuitant are alive when we receive and file your Written Notice.

Periodic Reports

We will mail you a report showing the following items about your Policy:

     1. the number of Units credited to the Policy and the dollar value of a Unit;

     2.   the Policy Value;

     3. any premiums paid (for Policies issued prior to January 26, 1996), withdrawals, and charges made since the last report; and

     4.   any other information required by law.

The information in the report will be as of a date not more than two months before the date of the mailing. We will mail the report to you:

     1.   at least annually, or more often as required by law; and

     2.   to your last address known to us.


Assignment

You may assign a Nonqualified Policy or an interest in it at any time before the Annuity Date and during any Annuitant's lifetime. Your rights and the rights of any Beneficiary will be affected by an assignment. An assignment must be in a Written Notice acceptable to us. It will not be binding on us until we receive and file it at our Home Office. We are not responsible for the validity of any assignment.

An assignment of a Nonqualified Policy may result in certain tax consequences to the Policyowner. See "Transfers, Assignment or Exchanges of a Policy."

Modification

Upon notice to you, we may modify the Policy, but only if such modification:

     1. is necessary to make the Policy or the Variable Account comply with any law or regulation issued by a governmental agency to which we are subject; or

     2. is necessary to assure continued qualification of the Policy under the Code or other federal or state laws relating to retirement annuities or variable annuity policies; or

     3. is necessary to reflect a change in the operation of the Variable Accounts; or

     4. provides additional Variable Account and/or fixed accumulation options.

In the event of any such modification, we may make any appropriate endorsement to the Policy.

Notification of Death

The death of the Annuitant(s) and/or the Owner(s) must be reported to us immediately, and we will require Due Proof of Death. We will pay the proceeds based upon the date we receive the Due Proof of Death. In the case of death after the Annuity Date, we are entitled to immediately recover, and are not responsible for, any mispayments made because of a failure to notify us of any such death.

                            YIELDS AND TOTAL RETURNS

Yields

From time to time, we may advertise yields, effective yields, and total returns for the Sub-Accounts. These figures are based on historical earnings and do not indicate or project future performance. Each Sub-Account may, from time to time, advertise performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding Portfolios of the Funds. The Funds' performance reflects the Funds' expenses. See the attached prospectuses for the Funds for more information.

The yield of the Money Market Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7 day period. The yield is calculated by assuming that the income generated for that 7 day period is generated each 7 day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account (except the Money Market Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.

Total Returns

Standardized Average Annual Total Return. The standardized average annual total
----------------------------------------
return quotations of a Sub-Account represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods for which standardized average annual total return quotations are provided. Standardized average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning of the measuring period to the end of that period, 1, 5 and 10 years or since the inception of the Sub-Account. Standardized average annual total return reflects all historic investment results, less all charges and deductions applied against the Sub-Account (including any surrender charge that would apply if a Policyowner terminated the Policy at the end of each period indicated, but excluding any deductions for premium taxes).

Other Total Returns. We may, in addition, advertise performance information
-------------------
computed on a different basis.

          1) NonStandardized Average Annual Total Return. We may present non-standardized average annual total return information computed on the same basis as described above, except deductions will not include the surrender charge. This presentation assumes that the investment in the Policy persists beyond the period when the surrender charge applies, consistent with the long-term investment and retirement objectives of the Policy.

          2) Adjusted Historic Fund Average Annual Total Return. We may present nonstandardized "adjusted" average annual total returns for the Funds since their inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic fund performance includes data that precedes the inception dates of the Sub-Accounts. This data is designed to show the performance that would have resulted if the Sub-Account had been in existence during that time.

Industry Comparison

We may compare the performance of each Sub-Account in advertising and sales literature to the performance of other variable annuity issuers in general. We may also compare the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. (Lipper) and the Variable Annuity Research Data Service (VARDS) are independent services which monitor and rank the performances of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Other services or publications may also be cited in our advertising and sales literature.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analysis prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

We may also compare the performance of each Sub-Account in advertising and sales literature to the Standard & Poor's composite index of 500 common stocks, a widely used index to measure stock market performance. This unmanaged index does not reflect any "deduction" for the expense of operating or managing an investment portfolio. We may also make comparison to Lehman Brothers Government/Corporate Bond Index, an index that includes the Lehman Brothers Government Bond and Corporate Bond Indices. These indices are total rate of return indices. The Government Bond Index includes the Treasury Bond Index (public obligations of the U.S. Treasury) and the Agency Bond Index (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate debt guaranteed by the U.S. Government). The Corporate Bond Index includes publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, SEC registered corporate debt. All issues have at least a one-year maturity, and all returns are at market value inclusive of accrued interest. Other independent indices such as those prepared by Lehman Brothers Bond Indices may also be used as a source of performance comparison.

We may also compare the performance of each Sub-Account in advertising and sales literature to the Dow Jones Industrial Average, a stock average of 30 blue chip stock companies that does not represent all new industries. Other independent averages such as those prepared by Dow Jones & Company, Inc. may also be used as a source of performance comparison. Day to day changes may not be reflective of the overall market when an average is composed of a small number of companies.


                                  TAX DEFERRAL

Under current tax laws any increase in Policy Value is generally not taxable to you or an Annuitant until received, subject to certain exceptions. See "FEDERAL TAX STATUS." This deferred tax treatment may be beneficial to you in building assets in a long-range investment program.

We may also distribute sales literature or other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis where allowed by state law. All income and capital gains derived from Sub-Account investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can result in substantial long-term accumulation of assets, provided that the investment experience of the underlying Portfolios of the Funds is positive.

                               FEDERAL TAX STATUS

      THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

Introduction

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the annuity Policy we issue. Any person concerned about these tax implications should consult a tax adviser before initiating any transaction. This discussion is based upon general understanding of the present federal income tax laws. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Policy may be purchased on a nonqualified tax basis (Nonqualified Policy) or purchased and used in connection with plans qualifying for favorable tax treatment (Qualified Policy). The Qualified Policy was designed for use by individuals whose premium payments are comprised of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Policy, or annuity payments, and on the economic benefit to the Policyowner, an Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned and on our tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Policy with proceeds from a tax-qualified plan and receiving distributions from a Qualified Policy in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of a Policy for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Policy. The following discussion assumes that Qualified Policies are purchased with proceeds from and/or contributions under retirement plans that receive the intended special federal income tax treatment.


The Company's Tax Status

The Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. The operations of the Variable Account are a part of and taxed with our operations. We are taxed as a life insurance company under Subchapter L of the Code.

At the present time, we make no charge for any federal, state or local taxes (other than premium taxes) that we incur which may be attributable to the Variable Account or to the Policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Account or to the Policies.

Tax Status of the Policy

Diversification Requirements


Section 817(h) of the Code provides that separate account investments underlying a policy must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as an annuity policy under
Section 72 of the Code. The Variable Account through each Portfolio of the Funds intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various divisions of the Accounts may be invested. Although we do not have control over the Funds in which the Variable Account invests, we believe that each Portfolio in which the Variable Account owns shares will meet the diversification requirements.


Policyowner Control

In certain circumstances, variable annuity policyowners may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policyowner's gross income. Several years ago, the IRS stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the policyowner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyowners may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets."

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner of the Policy has the choice of more subdivisions to which to allocate premiums and Policy Values than such rulings, has a choice of investment strategies different from such rulings, and may be able to transfer among subdivisions more frequently than in such rulings. These differences could result in the policyowner being treated as the owner of the assets of the Variable Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Variable Account.

Required Distributions

In addition to the requirements of Section 817(h) of the Code, in order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Nonqualified Policy to provide that (a) if any Policyowner dies on or after the Annuity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Policyowner's death; and (b) if any Policyowner dies prior to the Annuity Date, the entire interest in the Policy will be distributed within five years after the date of the Policyowner's death. These requirements will be considered satisfied as to any portion of the Policyowner's interest which is payable to or for the benefit of a "Designated Beneficiary" and which is distributed over the life of such "Designated Beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Policyowner's death. The Policyowner's "Designated Beneficiary" is the person designated by such Policyowner as a Beneficiary and to whom proceeds of the Policy passes by reason of death and must be a natural person. However, if the Policyowner's "Designated Beneficiary" is the surviving spouse of the Policyowner, the Policy may be continued with the surviving spouse as the new Policyowner.

The Nonqualified Policies contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Policies. See "Minimum Distribution Requirements."

The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes.

Taxation of Annuities

In General

Section 72 of the Code governs taxation of annuities in general. We believe that a Policyowner who is a natural person generally is not taxed on increases in the value of a Policy until distribution occurs by withdrawing all or part of the accumulation value (e.g., partial withdrawals and surrenders) or as annuity payments under the annuity option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the accumulation value (and in the case of a Qualified Policy, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract's accumulation value over the Policy's "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective Policyowner that is not a natural person may wish to discuss these with a tax adviser.

The following discussion generally applies to policies owned by natural persons.

Withdrawals/Distributions

In the case of a distribution under a Qualified Policy (other than a Policy issued in connection with a Section 457 plan), under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of any individual under a Policy, reduced by the amount of any prior distribution which was not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Policies.

In the case of a withdrawal/distribution (e.g., surrender, partial withdrawal or systematic withdrawal) under a Nonqualified Policy before the Annuity Date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the accumulation value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.


Annuity Payments

Although tax consequences may vary depending on the annuity option elected under an annuity contract, under Code Section 72(b), generally gross income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable income payments, in general, the taxable portion (prior to recovery of the investment in the contract) is determined by a formula which establishes the specific dollar amount of each annuity payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. For fixed income payments (prior to recovery of the investment in the contract), in general, there is no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each income payment is taxable. In all cases, after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable (for Policies issued prior to January 26, 1996).

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Policy because of the death of a Policyowner or the Last Surviving Annuitant. Generally, such amounts are includable in the income of the recipient as follows:

     1. if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy; or

     2. if distributed under a payment option, they are taxed in the same manner as annuity payments.

For these purposes, the investment in the contract is not affected by a Policyowner or Annuitant's death. That is the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

Penalty Tax on Certain Withdrawals

In the case of a distribution pursuant to a Nonqualified Policy, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

     1.   made on or after the taxpayer reaches age 59 1/2;

     2. made on or after the death of a Policyowner (or if the Policyowner is not an individual, the death of the primary Annuitant);

     3.   attributable to the Policyowner becoming disabled;

     4. as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and Beneficiary;

     5. made under an annuity Policy that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and

     6. made under certain annuities issued in connection with structured settlement agreements.

Other tax penalties may apply to certain distributions under a Qualified Policy, as well as to certain contributions and other circumstances.

Transfers, Assignments, or Exchanges of a Policy

A transfer of ownership, the designation of an Annuitant or other Beneficiary who is not also the Policyowner, the designation of certain annuity starting dates, or the exchange of a Policy may result in certain tax consequences to the Policyowner that are not discussed herein. A Policyowner contemplating any such transfer, assignment, designation, or exchange of a Policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

Withholding


Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from Section 401(a) plans,
Section 401(k) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain distributions of after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan, Section 403(b) tax-sheltered annuity, governmental 457 plans, or IRA.

Multiple Policies

Section 72(e)(11) of the Code treats all nonqualified deferred annuity policies entered into after June 21, 1988 that are issued by us (or our affiliates) to the same owner during any calendar year as one annuity Policy for purposes of determining the amount includable in gross income under Code Section 72(e). The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, a Policyowner should consult a tax adviser before purchasing more than one annuity contract.

Possible Tax Changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Polices could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Policy.

Taxation of Qualified Plans

The Policies are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in certain other circumstances. Therefore, no attempt is made to provide more than general information about the use of the Policies with the various types of qualified retirement plans. Policyowners, the Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Policy, unless we consent. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the Policies. Policyowners are responsible for determining that contributions, distributions and other transactions with respect to the Policies satisfy applicable law. Brief descriptions follow of the various types of qualified retirement plans in connection with which we will issue a Policy. We will amend the Policy as instructed to conform it to the applicable legal requirements for such plan.

Individual Retirement Annuities and Simplified Employee Pensions (SEP/IRAs)

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans,
Section 403(b) tax-sheltered annuity, governmental 457 plans, may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Policy for use with IRAs may be subject to special disclosure requirements of the Internal Revenue Service.

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using an IRA for such purpose, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employee to an IRA. Employers intending to use the Policy in connection with such plans should seek advice.

Purchasers of a Policy for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. Purchasers should seek advice as to the suitability of the Policy for use with IRAs. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a Death Benefit provision such as the provision in the Policy comports with IRA qualification requirements.


SIMPLE Individual Retirement Annuities


Certain small employers may establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer a percentage of compensation up to an amount specified in the Code (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH Individual Retirement Annuities

Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10 percent penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) and/or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Minimum Distribution Requirements

The Code requires that minimum distributions from an IRA begin no later than April 1 of the year following the year in which the Policyowner attains age 70 1/2. Failure to do so results in a federal tax penalty of 50% of the amount not withdrawn. This penalty is in addition to normal income tax. We will calculate the minimum distribution requirement (MDR) only for funds invested in this Policy and subject to our administrative guidelines, including but not limited to a minimum withdrawal amount of $250. Surrender charges are not applied against required minimum distributions. No minimum distributions are required from a Roth IRA during your life, although upon your death certain distribution requirements apply.

The Code Minimum Distribution Requirements also apply to distributions from qualified plans other than IRAs. For qualified plans under Section 401(a), 401(k), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5% Owner" (as defined in the Code), distributions generally must begin no later than the date described in (i). You are responsible for ensuring that distributions from such plans satisfy the Code minimum distribution requirements.


Corporate And Self-Employed (H.R.10 and Keogh) Pension And Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individual Tax Retirement Act of 1962, as amended, commonly referred to as "H.R.10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Policies in order to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Policy is assigned or transferred to any individual as a means to provide benefit payments. Employers intending to use the Policy in connection with such plans should seek advice.

The Policy includes a Death Benefit that in some cases may exceed the greater of the premium payments or the Policy Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans

Section 457 of the Code provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. All distributions are taxable as ordinary income. Except for governmental plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer.


Tax-Sheltered Annuity Plans

Section 403(b) of the Code permits public school systems and certain tax exempt organizations specified in Section 501(c)(3) to make payments to purchase annuity policies for their employees. Such payments are excludable from the employee's gross income (subject to certain limitations), but may be subject to FICA (Social Security) taxes. The Policy includes a Death Benefit that in some cases may exceed the greater of the premium payments or the Policy Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser. Under Code requirements, Section 403(b) annuities generally may not permit distribution of:
1) elective contributions made in years beginning after December 31, 1988; 2) earnings on those contributions; and 3) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Under Code requirements, distributions of such amounts will be allowed only: 1) upon the death of the employee; or 2) on or after attainment of age 59 1/2; or 3) separation from service; or 4) disability; or 5) financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. With respect to these restrictions, the Company is relying upon a no-action letter dated November 28, 1988 from the staff of the SEC to the American Council of Life Insurance, the requirements for which have been or will be complied with by the Company.

Other Tax Consequences

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Policies or under the terms of the plans in respect of which Qualified Policies are issued.

As noted above, the foregoing comments about the federal tax consequences under these policies are not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Policy depend on the individual circumstances of each owner or recipient of the distribution. A tax adviser should be consulted for further information.

                            DISTRIBUTION OF POLICIES

Canada Life of America Financial Services, Inc. (CLAFS) acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies for the Variable Account. CLAFS is a wholly-owned subsidiary of Canada Life Insurance Company of America and an affiliate of our Company. CLAFS, a Georgia corporation organized on January 18, 1988, is registered with the SEC under the Securities Exchange Act of 1934 (1934 Act) as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. CLAFS' principal business address is 6201 Powers Ferry Road, NW, Atlanta, Georgia.

Sales of the Policies will be made by registered representatives of broker/dealers registered under the 1934 Act and authorized by CLAFS to sell the Policies. Such registered representatives will be licensed insurance agents appointed with our Company and authorized by applicable law to sell variable annuity policies. CLAFS will pay distribution compensation to selling broker/dealers in varying amounts which, under normal circumstances, is not expected to exceed 6.5% of premium payments under the Policies.

Under our distribution agreement with CLAFS, we may pay the following sales expenses: general agent and agency manager's compensation; agents' training allowances; deferred compensation and insurance benefits of agents, general agents, and agency managers; advertising expenses; and all other expenses of distributing the Policies. We also pay for CLAFS's operating and other expenses. We pay sales commissions to broker-dealers having a selling agreement with CLAFS, and/or to broker-dealers having a selling agreement with these broker-dealers, for the sale of the Policies by their registered persons. We pay commissions to such broker-dealers on behalf of their registered representatives; these broker-dealers may retain a portion of the commissions. We may pay additional compensation to these broker-dealers pursuant to promotional contracts and/or reimburse them for portions of Policy sales expenses. Their registered representatives may receive a portion of the expense reimbursement allowance paid to these broker-dealers.

Because registered representatives who sell the Policies are also our life insurance agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. In some circumstances and to the extent permitted by applicable regulatory requirements, CLAFS may also reimburse certain sales and marketing expenses, pay promotional agent fees for providing marketing support for the distribution of the Policies, or pay other forms of special compensation to selling broker-dealers.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policies, including other incentives or payments, are not charged directly to Owners or the Variable Account.

The Policies will be offered to the public on a continuous basis, and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue this offering at any time.


                                LEGAL PROCEEDINGS

Certain affiliates of the Company, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account, the principal underwriter, or the Company.

                                  VOTING RIGHTS

To the extent deemed to be required by law and as described in the prospectuses for the Funds, portfolio shares held in the Variable Account and in our general account will be voted by us at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If, however, the Investment Company Act of 1940 or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote the portfolio shares in our own right, we may elect to do so. The number of votes which are available to you will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which the Variable Account value is allocated. You only have voting interest prior to the Annuity Date.

The number of votes of a Portfolio which are available to you will be determined as of the date coincident with the date established for determining shareholders eligible to vote at the relevant meeting of the Funds. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Funds.

Fund shares as to which no timely instructions are received and shares held by us in a Sub-Account as to which you have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all policies participating in that Sub-

Account. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes cast on such item.

Each person having a voting interest in a Sub-Account will receive proxy materials, reports, and other material relating to the appropriate Portfolios.

                   INSURANCE MARKETPLACE STANDARDS ASSOCIATION

Canada Life Insurance Company of New York is a member of the Insurance Marketplace Standards Association (IMSA) and as such may include the IMSA logo and information about IMSA membership in its advertisements and sales literature. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuity products.


                              FINANCIAL STATEMENTS


Our balance sheets as of December 31, 2001 and 2000, and the related statutory statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 2001, as well as the Report of Independent Auditors, are contained in the Statement of Additional Information. The Variable Account's statements of assets and liabilities as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are contained in the Statement of Additional Information.


The financial statements of the Company included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.


                                   DEFINITIONS

Annuitant(s): Any natural person(s) whose life is used to determine the duration of any payments made under a payment option involving a life contingency. The term Annuitant(s) also includes any Joint Annuitant(s), a term used solely to refer to more than one Annuitant. There is no other distinction between the terms Annuitant(s) and Joint Annuitant(s). A Joint Annuitant is not allowed under a Qualified Policy and any designation of a Joint Annuitant under a Qualified Policy will be of no effect.

Annuity Date: The date when the proceeds will be paid under an annuity payment option or on the first day of the month after any Annuitant reaches age 100 (or earlier as required by law), whichever occurs first.

Beneficiary(ies): The person(s) to whom we will pay the proceeds payable on your death or on the death of the Last Surviving Annuitant.

Cash Surrender Value: The Policy Value less any applicable surrender charge and Annual Administration Charge.

Due Proof of Death: Proof of death that is satisfactory to us. Such proof may consist of: 1) a certified copy of the death certificate; or 2) a certified copy of the decree of a court of competent jurisdiction as to the finding of death.

Effective Date: The date we accept your completed application and apply your single premium.

Fixed Account: Part of our general account that provides a Guaranteed Interest Rate. This account is not part of and does not depend on the investment performance of the Variable Account.

Guarantee Amount: Before the Annuity Date, the amount equal to that part of any Net Premium allocated to, or Policy Value transferred to, the Fixed Account (including interest) less any withdrawals (including any applicable surrender charges and premium tax charges) or transfers

Guaranteed Interest Rate: The applicable effective annual rate of interest that we will pay on a Guarantee Amount. The Guaranteed Interest Rate will be at least three percent per year.

Home Office: our office at the address shown on page 1 of the Prospectus. This is our mailing address.

Last Surviving Annuitant(s): The Annuitant(s) or Joint Annuitant(s) that survives the other.

Net Premium: The premium(s) paid less any premium tax deducted in the year the premium is paid.

Nonqualified Policy: A Policy that is not a "qualified" Policy under the Internal Revenue Code of 1986, as amended (Code).

Owner(s): The individual(s), trust(s), corporation(s), or any other entity(ies) entitled to exercise ownership rights and privileges under the Policy. The term Owner(s) also includes any Joint Owner(s), a term used solely for the purpose of referring to more than one Owner. There is no other distinction between the terms Owner(s) and Joint Owner(s).

Policy: The single premium variable deferred annuity Policy offered by this Prospectus.

Policy Value: The sum of the Variable Account value and the Fixed Account value.

Policy Date: The date the Policy goes into effect.

Policy Years, Months, and Anniversaries: Starts on the same month and day as the Policy Date.

Qualified Policy: A Policy issued in connection with plans that receive special federal income tax treatment under Sections 401, 403(a), 403(b), 408, 408A, or 457 of the Code.

Unit: A measurement used in the determination of the Policy's Variable Account value before the Annuity Date.

Valuation Day: Each day the New York Stock Exchange is open for trading.

Valuation Period: The period beginning at the close of business on a Valuation Day and ending at the close of business on the next succeeding Valuation Day. The close of business is when the New York Stock Exchange closes (usually at 4:00 P.M. Eastern Time).


             STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS


ADDITIONAL POLICY PROVISIONS...............................................    3
   Contract................................................................    3
   Incontestability........................................................    3
   Misstatement Of Age or Sex..............................................    3
   Currency................................................................    3
   Place Of Payment........................................................    3
   Non-Participation.......................................................    3
   Our Consent.............................................................    3

PRINCIPAL UNDERWRITER......................................................    4

CALCULATION OF YIELDS AND TOTAL RETURNS....................................    4
   Money Market Yields.....................................................    4
   Other Sub-Account Yields................................................    5
   Total Returns...........................................................    6
      A. Standardized Average Annual Total Returns ........................    6
      B. Nonstandardized "Average Annual Total Returns"....................    9
  Effect of the Annual Administration Charge on Performance Data...........   10

SAFEKEEPING OF ACCOUNT ASSETS..............................................   13

STATE REGULATION...........................................................   13

RECORDS AND REPORTS........................................................   13

LEGAL MATTERS..............................................................   13

EXPERTS....................................................................   14

OTHER INFORMATION..........................................................   14

FINANCIAL STATEMENTS.......................................................   14

                   APPENDIX A: CONDENSED FINANCIAL INFORMATION
                   -------------------------------------------

The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the "Financial Statements" section of the Statement of Additional Information.


The table on the following page sets forth certain information for the period from December 31, 1992 through December 31, 2001. We do not provide Accumulation Unit Values for any date prior to the inception of the Variable Account.

Accumulation Unit Value/1/ (For Subaccounts which have Variable Account Annual Expenses of 1.40%)

                                    As of      As of      As of      As of      As of      As of      As of      As of
Sub Account                       12/31/01   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96   12/31/95   12/31/94
-----------                       --------   --------   --------   --------   --------   --------   --------   --------
Alger American Growth/4/           $ 61.19    $ 70.37    $ 83.73    $ 63.48    $ 43.48     $35.06         --         --
Alger American Leveraged All
Cap/4/                             $ 37.70    $ 45.48    $ 61.35    $ 34.94    $ 22.45     $19.02         --         --
Alger American MidCap Growth/4/    $ 39.44    $ 42.80    $ 39.75    $ 30.57    $ 23.79     $20.98         --         --
Alger American Small
  Capitalization/4/                $ 36.17    $ 52.04    $ 72.48    $ 51.25    $ 44.99     $40.96
Berger IPT-International/5/        $ 10.02    $ 12.75    $ 14.39    $ 11.12    $  9.71         --         --         --
Berger IPT-Small Company
Growth/6/                          $ 13.51    $ 20.60    $ 22.35    $ 11.84         --         --         --         --
Dreyfus-Appreciation/6/            $ 34.14    $ 38.18    $ 38.97    $ 35.46         --         --         --         --
Dreyfus-Growth and Income/4/       $ 28.96    $ 31.19    $ 32.87    $ 28.52    $ 25.87     $22.57         --         --
Dreyfus Socially Responsible/4/    $ 29.49    $ 38.63    $ 44.03    $ 34.33    $ 26.91     $21.24         --         --
Fidelity VIP Growth/2/             $ 57.69    $ 71.05    $ 80.93    $ 59.72    $ 43.42     $35.66     $31.52     $23.62
Fidelity VIP High Income/2/        $ 23.86    $ 27.41    $ 35.86    $ 33.62    $ 35.64     $30.72     $27.32     $22.97
Fidelity VIP Money Market/8/       $ 14.54    $ 14.15    $ 13.53    $ 13.15    $ 12.72     $12.29     $11.92     $11.50
Fidelity VIP Overseas/2/           $ 19.71    $ 25.36    $ 31.79    $ 22.60    $ 20.33     $18.48     $16.56     $15.33
Fidelity VIP  Asset Manager/2/     $ 26.87    $ 28.41    $ 29.99    $ 27.38    $ 24.13     $20.28     $17.95     $15.56
Fidelity VIP  Contrafund/6/        $ 25.20    $ 29.13    $ 31.63    $ 25.82         --         --         --         --
Fidelity VIP  Index 500/4/         $142.62    $164.56    $183.98    $154.82    $122.35     $93.50         --         --
Fidelity VIP  Investment Grade
  Bond/7/                          $ 19.76    $ 18.48    $ 16.75    $ 17.66    $ 16.44     $15.42     $14.94     $12.98
Fidelity VIP  Growth
  Opportunities/6/                 $ 17.01    $ 20.16    $ 24.65    $ 23.98         --         --         --         --
Montgomery Variable Series:
  Emerging Markets/4/              $  6.69    $  7.29    $ 10.35    $  6.37    $ 10.34     $10.54         --         --
Montgomery Variable Series:
Growth/5/                          $ 13.61    $ 17.41    $ 19.42    $ 16.30    $ 16.06         --         --         --
Seligman Communications and
Information/3/                     $ 29.61    $ 28.51    $ 45.31    $ 24.73    $ 18.37     $15.24     $14.21         --
Seligman Frontier/3/               $ 16.46    $ 18.02    $ 21.71    $ 18.88    $ 19.43     $16.94     $13.86         --


                                    As of      As of
Sub Account                       12/31/93   12/31/92
-----------                       --------   --------
Alger American Growth/4/                --
Alger American Leveraged All
Cap/4/                                  --
Alger American MidCap Growth/4/         --
Alger American Small
  Capitalization/4/
Berger IPT-International/5/             --         --
Berger IPT-Small Company
Growth/6/                               --         --
Dreyfus-Appreciation/6/                 --         --
Dreyfus-Growth and Income/4/            --         --
Dreyfus Socially Responsible/4/         --         --
Fidelity VIP Growth/2/                  --         --
Fidelity VIP High Income/2/             --         --
Fidelity VIP Money Market/8/        $11.27     $11.16
Fidelity VIP Overseas/2/                --         --
Fidelity VIP  Asset Manager/2/          --         --
Fidelity VIP  Contrafund/6/             --         --
Fidelity VIP  Index 500/4/              --         --
Fidelity VIP  Investment Grade
  Bond/7/                           $13.69     $12.57
Fidelity VIP  Growth
Opportunities/6/                        --         --
Montgomery Variable Series:
  Emerging Markets/4/                   --         --
Montgomery Variable Series:
  Growth/5/                             --         --
Seligman Communications and
Information/3/                          --         --
Seligman Frontier/3/                    --         --

/1/ Accumulation Unit Values prior to 1994 do not reflect the .15% daily administration fee imposed after May 1, 1994. Accumulation Unit Values for year ended 12/31/94 reflect the .15% daily administration fee.
/2/  Commenced operations on May 1, 1994.
/3/  Commenced operations on May 1, 1995.
/4/  Commenced operations on May 1, 1996.
/5/  Commenced operations on May 1, 1997.
/6/  Commenced operations on May 1, 1998.
/7/ On April 28, 2000, the Sub-Account investing in the Canada Life of America Series Fund, Inc. Bond Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP Investment Grade Bond Portfolio.
/8/ On April 28, 2000, the Sub-Account investing in the Canada Life of America Series Fund, Inc. Money Market Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP Money Market Portfolio.

Number of Units Outstanding (For Subaccounts which have Variable Account Annual Expenses of 1.40%)

                                       As of      As of      As of      As of      As of
Sub Account                         12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
-----------                         --------   --------   --------   --------   --------
Alger American Growth                 6,078      9,581      9,000      8,636      3,675
Alger American Leveraged All Cap      5,629      5,202      4,473      3,445        965
Alger American MidCap Growth         11,564      9,245      2,608      2,394      1,508
Alger American Small
Capitalization                        3,931      4,769      3,355      3,026      1,092
Berger/BIAM IPT-International         5,269      6,730      4,034      1,525         --
Berger IPT-Small Company Growth      18,112     10,476      4,870         --         --
Dreyfus-Appreciation                  3,429      3,271      1,169         --         --
Dreyfus-Growth and Income            12,416     10,375     10,183      7,983      3,658
Dreyfus Socially Responsible          6,128      4,812      4,066      4,879      2,356
Fidelity VIP Growth                  12,878     13,483     14,135      6,854      6,830
Fidelity VIP High Income              6,151      7,255     10,600     11,141      8,696
Fidelity VIP Money Market/1/         32,883     42,185     63,055     32,283     11,585
Fidelity VIP Overseas                13,445     13,422      6,090      2,770      3,622
Fidelity VIP  Asset Manager          17,765     17,466     17,994     19,039     11,980
Fidelity VIP Contrafund              14,895     10,374      4,119      2,278         --
Fidelity VIP  Index 500               4,794      4,617      3,937      3,315      1,031
Fidelity VIP Investment Grade
Bond/2/                              15,071     14,823     15,334      9,781        444
Fidelity VIP  Growth
Opportunities                         2,629      2,629      3,729      2,456         --
Montgomery Variable Series:
Emerging Markets                     12,066     13,133     13,305        789      1,763
Montgomery Variable Series:
Growth                                3,511      3,529      3,388      7,000      6,254
Seligman Communications and
Information                          26,628     27,641     25,753     20,485     13,507
Seligman Frontier                     7,656      7,074      8,071     12,889     11,185

                                       As of      As of     As of       As of      As of
Sub Account                         12/31/96   12/31/95   12/31/94   12/31/93   12/31/92
-----------                         --------   --------   --------   --------   --------
Alger American Growth                   336       --         --         --         --
Alger American Leveraged All Cap         --       --         --         --         --
Alger American MidCap Growth            500       --         --         --         --
Alger American Small
Capitalization                        1,030       --         --         --         --
Berger/BIAM IPT-International            --       --         --         --         --
Berger IPT-Small Company Growth          --       --         --         --         --
Dreyfus-Appreciation                     --       --         --         --         --
Dreyfus-Growth and Income                --       --         --         --         --
Dreyfus Socially Responsible             --       --         --         --         --
Fidelity VIP Growth                   2,123       --         --         --         --
Fidelity VIP High Income              1,506       --         --         --         --
Fidelity VIP Money Market/1/          7,341       --         --         --         --
Fidelity VIP Overseas                 1,718       --         --         --         --
Fidelity VIP  Asset Manager           4,470       --         --         --         --
Fidelity VIP Contrafund                  --       --         --         --         --
Fidelity VIP  Index 500                  --       --         --         --         --
Fidelity VIP Investment Grade
Bond/2/                                  --       --         --         --         --
Fidelity VIP  Growth
Opportunities                            --       --         --         --         --
Montgomery Variable Series:
Emerging Markets                         --       --         --         --         --
Montgomery Variable Series:
Growth                                   --       --         --         --         --
Seligman Communications and
Information                           6,519       --         --         --         --
Seligman Frontier                     3,576       --         --         --         --

/1/ On April 28, 2000, the Sub-Account investing in the Canada Life of America Series Fund, Inc. Money Market Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP Money Market Portfolio.

/2/ On April 28, 2000, the Sub-Account investing in the Canada Life of America Series Fund, Inc. Bond Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP Investment Grade Bond Portfolio

Accumulation Unit Value/1/ (For Sub Accounts which have Variable Account Annual
-------------------------------------------------------------------------------
Expenses of 1.25%)
------------------

                                        As of      As of      As of      As of      As of
           Sub Account                12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
           -----------                --------   --------   --------   --------   --------
Alger American Growth/4/               $ 62.39    $ 71.64    $ 85.11    $ 64.44    $ 44.06
Alger American Leveraged All Cap/4/    $ 38.09    $ 45.88    $ 61.80    $ 35.14    $ 22.55
Alger American MidCap Growth/4/        $ 39.96    $ 43.29    $ 40.14    $ 30.83    $ 23.96
Alger American Small
Capitalization/4/                      $ 36.89    $ 53.00    $ 73.71    $ 52.04    $ 45.61
Berger IPT-International/5/            $ 10.09    $ 12.82    $ 14.45    $ 11.14    $  9.72
Berger IPT-Small Company Growth/6/     $ 13.63    $ 20.74    $ 22.47    $ 11.89         --
Dreyfus-Appreciation/6/                $ 34.70    $ 38.74    $ 39.49    $ 35.87         --
Dreyfus-Growth and Income/4/           $ 29.29    $ 31.51    $ 33.15    $ 28.72    $ 26.01
Dreyfus Socially Responsible/4/        $ 29.86    $ 39.06    $ 44.45    $ 34.60    $ 27.08
Fidelity VIP Growth/2/                 $ 59.03    $ 72.59    $ 82.56    $ 60.83    $ 44.15
Fidelity VIP High Income/2/            $ 24.45    $ 28.05    $ 36.63    $ 34.30    $ 36.30
Fidelity VIP Money Market/8/           $ 14.71    $ 14.29    $ 13.65    $ 13.24    $ 12.79
Fidelity VIP Overseas/2/               $ 20.16    $ 25.90    $ 32.42    $ 23.01    $ 20.67
Fidelity VIP Asset Manager/2/          $ 27.38    $ 28.90    $ 30.46    $ 27.76    $ 24.44
Fidelity VIP Contrafund/6/             $ 25.47    $ 29.39    $ 31.87    $ 25.97         --
Fidelity VIP Index 500/4/              $144.64    $166.63    $186.02    $156.30    $123.33
Fidelity VIP Investment Grade
Bond/7/                                $ 19.99    $ 18.66    $ 16.90    $ 17.79    $ 16.53
Fidelity VIP Growth
Opportunities/6/                       $ 17.19    $ 20.34    $ 24.84    $ 24.12         --
Montgomery Variable Series:
Emerging Markets/4/                    $  6.75    $  7.35    $ 10.41    $  6.40    $ 10.37
Montgomery Variable Series:
Growth/5/                              $ 13.73    $ 17.54    $ 19.53    $ 16.37    $ 16.11
Seligman Communications and
Information/3/                         $ 29.94    $ 28.78    $ 45.67    $ 24.89    $ 18.46
Seligman Frontier/3/                   $ 16.64    $ 18.19    $ 21.88    $ 19.00    $ 19.53

                                        As of      As of      As of      As of      As of
           Sub Account                12/31/96   12/31/95   12/31/94   12/31/93   12/31/92
           -----------                --------   --------   --------   --------   --------
Alger American Growth4                 $35.48         --         --         --         --
Alger American Leveraged All Cap/4/    $19.08                    --         --
Alger American MidCap Growth/4/        $21.09                    --         --
Alger American Small
Capitalization/4/                      $41.46         --         --         --         --
Berger IPT-International/5/                --         --         --         --         --
Berger IPT-Small Company Growth/6/         --         --         --         --         --
Dreyfus-Appreciation/6/                    --         --         --         --         --
Dreyfus-Growth and Income/4/           $22.66         --         --         --         --
Dreyfus Socially Responsible/4/        $21.35         --         --         --         --
Fidelity VIP Growth/2/                 $36.21     $31.96     $23.91         --         --
Fidelity VIP High Income/2/            $31.24     $27.74     $23.29         --         --
Fidelity VIP Money Market/8/           $12.34     $11.95     $11.51     $11.27     $11.16
Fidelity VIP Overseas/2/               $18.76     $16.78     $15.51         --         --
Fidelity VIP Asset Manager/2/          $20.51     $18.12     $15.69         --         --
Fidelity VIP Contrafund/6/                 --         --         --         --         --
Fidelity VIP Index 500/4/              $94.11         --         --         --         --
Fidelity VIP Investment Grade
Bond/7/                                $15.48     $14.98     $12.99     $13.69     $12.57
Fidelity VIP Growth
Opportunities/6/                           --         --         --         --         --
Montgomery Variable Series:
Emerging Markets/4/                    $10.56         --         --         --         --
Montgomery Variable Series:
Growth/5/                                  --         --         --         --         --
Seligman Communications and
Information/3/                         $15.30     $14.23         --         --         --
Seligman Frontier/3/                   $17.00     $13.89         --         --         --

/1/ Accumulation Unit Values prior to 1994 do not reflect the .15% daily administration fee imposed after May 1, 1994. Accumulation Unit Values beginning with the year ended 12/31/94 reflect the .15% daily administration fee.
/2/  Commenced operations on May 1, 1994.

/3/  Commenced operations on May 1, 1995.
/4/  Commenced operations on May 1, 1996.
/5/  Commenced operations on May 1, 1997.
/6/  Commenced operations on May 1, 1998.
/7/ On April 28, 2000, the Sub-Account investing in the Canada Life of America Series Fund, Inc. Bond Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP Investment Grade Bond Portfolio.
/8/ On April 28, 2000, the Sub-Account investing in the Canada Life of America Series Fund, Inc. Money Market Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP Money Market Portfolio.

Number of Units Outstanding (For Subaccounts which have Variable Account Annual Expenses of 1.25%)

                                           As of      As of      As of      As of      As of      As of       As of     As of
            Sub Account                   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96   12/31/95   12/31/94
            -----------                   --------   --------   --------   --------   --------   --------   --------   --------
Alger American Growth                        329        329         329       330         330         --         --        --
Alger American Leveraged All Cap              --        489         489        --          --        150         --        --
Alger American MidCap Growth                  --         --          --        --          --         --         --        --
Alger American Small Capitalization           --         --          --        --          13         --         --        --
Berger/BIAM IPT-International                 --         --          --        --          --         --         --        --
Berger IPT-Small Company Growth               --         --          --        --          --         --         --        --
Dreyfus-Appreciation                          --         --          --        --          --         --         --        --
Dreyfus-Growth and Income                     --         --          --        --          --        127         --        --
Dreyfus Socially Responsible                  --         --          --        --          --         --         --        --
Fidelity VIP Growth                          815      1,062       1,471     2,323       3,463      3,245      3,259     1,752
Fidelity VIP High Income                      --         --          --        --          --         --         --     1,206
Fidelity VIP Money Market/1/                  57         57      12,519        57         245      1,757        193       195
Fidelity VIP Overseas                         --         --         177       177         296        296         63       594
Fidelity VIP  Asset Manager                4,712      4,804       5,001     5,474       5,938      6,348      6,880     7,647
Fidelity VIP Contrafund                      259        260          --        --          --         --         --        --
Fidelity VIP  Index 500                       78         78         345       378         280         --         --        --
Fidelity VIP  Investment Grade Bond/2/       243         --         515       849         517        517        517       517
Fidelity VIP  Growth Opportunities            --         --          --        --          --         --         --        --
Montgomery Variable Series: Emerging
Markets                                       --         --          --        --          --         --         --        --
Montgomery Variable Series: Growth            --         --          --        --          --         --         --        --
Seligman Communications and Information    4,535      4,142       4,946     7,115      10,100     19,153     18,611        --
Seligman Frontier                             --         --         160     1,827       2,633      2,579      2,237        --

                                           As of      As of
            Sub Account                   12/31/93   12/31/92
            -----------                   --------   --------
Alger American Growth                         --        --
Alger American Leveraged All Cap              --        --
Alger American MidCap Growth                  --        --
Alger American Small Capitalization           --        --
Berger/BIAM IPT-International                 --        --
Berger IPT-Small Company Growth               --        --
Dreyfus-Appreciation                          --        --
Dreyfus-Growth and Income                     --        --
Dreyfus Socially Responsible                  --        --
Fidelity VIP Growth                           --        --
Fidelity VIP High Income                      --        --
Fidelity VIP Money Market/1/               4,393        --
Fidelity VIP Overseas                         --        --
Fidelity VIP  Asset Manager                   --        --
Fidelity VIP Contrafund                       --        --
Fidelity VIP  Index 500                       --        --
Fidelity VIP  Investment Grade Bond/2/     1,203       403
Fidelity VIP  Growth Opportunities            --        --
Montgomery Variable Series: Emerging
Markets                                       --        --
Montgomery Variable Series: Growth            --        --
Seligman Communications and Information       --        --
Seligman Frontier                             --        --

/1/ On April 28, 2000, the Sub-Account investing in the Canada Life of America Series Fund, Inc. Money Market Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP Money Market Portfolio.

/2/ On April 28, 2000, the Sub-Account investing in the Canada Life of America Series Fund, Inc. Bond Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP Investment Grade Bond Portfolio.

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
          HOME OFFICE: 410 Saw Mill River Road, Ardsley, New York 10502
                              PHONE: (914) 693-2300
                              -----

                                    VARIFUND

                       STATEMENT OF ADDITIONAL INFORMATION
               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1
                 SINGLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY

This Statement of Additional Information contains information in addition to the information described in the Prospectus for the single premium variable deferred annuity policy (the Policy) offered by Canada Life Insurance Company of New York. This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectuses for the Policy and the underlying Funds. The Funds are:


The Alger American Fund
Berger Institutional Products Trust

The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Variable Investment Fund
Fidelity Variable Insurance Products Fund
The Montgomery Funds III
Seligman Portfolios, Inc.


The Prospectuses are dated the same date as this Statement of Additional Information. You may obtain the Prospectuses by writing or calling us at our address or phone number shown above.


The date of this Statement of Additional Information is May 1, 2002.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

ADDITIONAL POLICY PROVISIONS...........................................    3
   Contract............................................................    3
   Incontestability....................................................    3
   Misstatement Of Age or Sex..........................................    3
   Currency............................................................    3
   Place Of Payment....................................................    3
   Non--Participation..................................................    3
   Our Consent.........................................................    3
PRINCIPAL UNDERWRITER..................................................    4
CALCULATION OF YIELDS AND TOTAL RETURNS................................    4
   Money Market Yields.................................................    4
   Other Sub--Account Yields...........................................    5
   Total Returns.......................................................    6
      A. Standardized "Average Annual Total Returns"...................    6
      B. Nonstandardized "Average Annual Total Returns"................   10
   Effect of the Annual Administration Charge on Performance Data......   13
SAFEKEEPING OF ACCOUNT ASSETS..........................................   13
STATE REGULATION.......................................................   13
RECORDS AND REPORTS....................................................   13
LEGAL MATTERS..........................................................   13
EXPERTS................................................................   14
OTHER INFORMATION......................................................   14
FINANCIAL STATEMENTS...................................................   14

                          ADDITIONAL POLICY PROVISIONS

Contract

The entire contract is made up of the Policy, the application for the Policy and any riders or endorsements. The statements made in the application are deemed representations and not warranties. We cannot use any statement in defense of a claim or to void the Policy unless it is contained in the application and a copy of the application is attached to the Policy at issue.

Incontestability

Other than misstatement of age or sex (see below), We will not contest the Policy after it has been in force during any annuitant's lifetime for two years from the date of issue of the Policy.

Misstatement Of Age or Sex

If the age or sex of any annuitant has been misstated, we will pay the amount which the proceeds would have purchased at the correct age or for the correct sex.

If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% compounded annually will be a debt against the Policy. If the debt is not repaid, future payments will be reduced accordingly.

If we make an underpayment because of an error in age or sex, any annuity payments will be recalculated at the correct age or sex, and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

Currency

All amounts payable under the Policy will be paid in United States currency.

Place Of Payment

All amounts payable by us will be payable at our Home Office at the address shown on page one of this Statement of Additional Information.

Non-Participation

The Policy is not eligible for dividends and will not participate in our divisible surplus.

Our Consent

If our consent is required, it must be given in writing. It must bear the signature, or a reproduction of the signature, of our President, Vice President, Secretary or Actuary.

                              PRINCIPAL UNDERWRITER

Canada Life of America Financial Services, Inc. (CLAFS), an affiliate of Canada Life Insurance Company of New York (CLNY), is the principal underwriter of the variable annuity Policies described herein. The offering of the Policies is continuous, and CLNY does not anticipate discontinuing the offering of the Policies. However, CLNY does reserve the right to discontinue the offering of the Policies.


CLAFS received $55,712 in 2001, $129,318 in 2000, and $166,107 in 1999 as
commissions for serving as principal underwriter of the variable annuity Policies and other variable annuity policies issued by Canada Life Insurance Company of New York. CLAFS did not retain any commissions in 2001, 2000 or 1999.


                     CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Yields

We may, from time to time, quote in advertisements and sales literature the current annualized yield of the Money Market Sub-Account for a 7 day period in a manner which does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) at the end of the 7 day period in the value of a hypothetical account under a Policy having a balance of 1 unit of the Money Market Sub-Account at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365 day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual administration charge; 2) the daily administration fee; and 3) the mortality and expense risk charge. The yield calculation reflects an average per unit annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. Current Yield will be calculated according to the following formula:

                     Current Yield = ((NCS-ES)/UV) X (365/7)

   Where:
   NCS   =    the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and
              unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7 day period attributable to a hypothetical account having a balance of 1 Sub-Account unit.
   ES    =    per unit expenses of the Sub-Account for the 7 day period.
   UV    =    the unit value on the first day of the 7 day period.


The current yield for the 7 day period ended December 31, 2001 was 2.06%./1/




We may also quote the effective yield of the Money Market Sub-Account for the same 7 day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                                      365/7
                     Effective Yield = (1+((NCS-ES)/UV)) - 1

   Where:
   NCS   =    the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and
              unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7 day period attributable to a hypothetical account having a balance of 1 Sub-Account unit.
   ES    =    per unit expenses of the Sub-Account for the 7 day period.
   UV    =    the unit value for the first day of the 7 day period.


The effective yield for the 7 day period ended December 31, 2001 was 2.08%./2/


Because of the charges and deductions imposed under the Policy, the yield for the Money Market Sub-Account will be lower than the yield for the Money Market Portfolio.

The yields on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio of the Fund, and the Money Market Portfolio's operating expenses.

Other Sub-Account Yields

We may, from time to time, quote in sales literature and advertisements the current annualized yield of one or more of the Sub-Accounts (except the Money Market Sub-Account) for a Policy for 30 day or one month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30 day or one month period. Because the yield is annualized, the yield generated by a Sub-Account during the 30 day or one month period is assumed to be generated each period over a 12 month period. The yield is computed by: 1) dividing the net investment income of the Portfolio attributable to the Sub-Account units less Sub-Account expenses for the period; by 2) the maximum offering price per unit on the last day of the period multiplied by the daily average number of units outstanding for the period; by 3) compounding that yield for a 6 month period; and by 4) multiplying that result by 2. Expenses attributable to the Sub-Account include 1) the annual administration charge, 2) the daily administration fee, and 3) the mortality and expense risk charge. The yield calculation reflects an annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. For purposes of calculating the 30 day or one month yield, an average annual administration charge per dollar of Policy Value in the Variable Account is used to determine the amount of the charge attributable to the Sub-Account for the 30 day or one month period as described below. The 30 day or one month yield is calculated according to the following formula:

                    Yield = 2 x ((((NI-ES)/(U x UV)+ 1)/6/-1)

   Where:
   NI    =    net income of the Portfolio for the 30 day or one month period attributable to the Sub-Account's units.

   ES    =    expenses of the Sub-Account for the 30 day or one month period.

   U     =    the average number of units outstanding.

   UV    =    the unit value at the close (highest) of the last day in the 30 day or one month period.

Because of the charges and deductions imposed under the Policies, the yield for the Sub-Account will be lower than the yield for the corresponding Portfolio.

The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the Portfolio, and its operating expenses.

Yield calculations do not take into account the surrender charge under the Policy. The maximum surrender charge is equal to 6% of certain amounts surrendered or withdrawn under the Policy. A surrender charge will not be imposed on any investment earnings in the Variable Account or interest earned in the Fixed Account and in certain other situations as described in the Prospectus.

Total Returns

A. Standardized "Average Annual Total Returns"

We may, from time to time, also quote in sales literature or advertisements total returns, including standardized average annual total returns for the Sub-Accounts calculated in a manner prescribed by the Securities and Exchange Commission, and other total returns. We will always include quotes of standardized average annual total returns for the period measured from the date the Sub-Account commenced operations. When a Sub-Account has been in operation for 1, 5, and 10 years, respectively, the standardized average annual total returns for these periods will be provided.

Standardized average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which standardized average annual total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

Standardized average annual total returns will be calculated using Sub-Account unit values which we calculate on each valuation day based on the performance of the Sub-Account's underlying Portfolio, and the deductions for the mortality and expense risk charge, daily administration fee, surrender charge and the annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. For purposes of calculating standardized average annual total return, an average per dollar annual administration charge attributable to the hypothetical account for the period is used. The standardized average annual total return will then be calculated according to the following formula:

                             TR = ((ERV/P) /1/N/) - 1

   Where:
   TR    =    the standardized average annual total return net of Sub-Account recurring charges.

   ERV   =    the ending redeemable value of the hypothetical account at the end of the period.

   P     =    a hypothetical initial payment of $1,000.

   N     =    the number of years in the period.

The standardized average annual total returns assume that the maximum fees and charges are imposed for calculations.


Standardized average annual total returns for the period ending December 31, 2001 are shown on the following page.

Standardized average annual total returns (for Subaccounts which have Variable Account Annual Expenses of 1.40%) for the periods shown below were:


                                          1 Year       5 Year      10 Year       From Sub-
                                          Return       Return       Return        Account     Sub-Account
                                        Year Ended   Year Ended   Year Ended   Inception to    Inception
         Sub-Account                     12/31/01     12/31/01     12/31/01      12/31/01        Date
-------------------------------------   ----------   ----------   ----------   ------------   -----------
Alger American Growth                    (18.50)%       11.39%         ***        11.10 %      05/01/96
Alger American Leveraged AllCap          (22.55)%       14.30%         ***        12.08 %      05/01/96
Alger American MidCap Growth             (13.28)%       13.09%         ***        11.46 %      05/01/96
Alger American Small Capitalization      (35.94)%       (3.11)%        ***        (3.58)%      05/01/96
Berger Small Company Growth              (39.85)%          **          ***         0.07 %      05/01/98
Berger-IPT International                 (26.83)%          **          ***        (0.79)%      05/01/97
Dreyfus Capital Appreciation             (16.03)%          **          ***         1.69 %      05/01/98
Dreyfus Growth & Income                  (12.61)%        4.61%         ***         5.68 %      05/01/96
Dreyfus Socially Responsible             (29.10)%        6.32%         ***         7.89 %      05/01/96
Fidelity VIP Investment Grade Bond         1.50 %        4.59%        5.14%        5.76 %      12/04/89
Fidelity VIP Money Market****             (2.72)%        2.90%        2.80%        3.10 %      12/04/89
Fidelity VIP Growth                      (24.25)%        9.69%         ***        12.54 %      05/01/94
Fidelity VIP High Income                 (18.41)%       (5.65)%        ***         0.29 %      05/01/94
Fidelity VIP Asset Manager               (10.88)%        5.30%         ***         6.89 %      05/01/94
Fidelity VIP  Contrafund                 (18.92)%          **          ***         2.33 %      05/01/98
Fidelity VIP  Index 500                  (18.78)%        8.38%         ***        10.16 %      05/01/96
Fidelity VIP  Growth Opportunities       (21.07)%          **          ***        (6.52)%      05/01/98
Fidelity VIP Overseas                    (27.72)%        0.73%         ***         2.68 %      05/01/94
Montgomery Emerging Markets              (13.71)%       (9.55)%        ***        (8.07)%      05/01/96
Montgomery Growth                        (27.31)%          **          ***         0.32 %      05/01/97
Seligman Communications & Information     (1.60)%       13.84%         ***        14.26 %      05/01/95
Seligman Frontier                        (14.09)%       (1.18)%        ***         5.23 %      05/01/95

* These Sub-Accounts have not been in operation one year as of December 31, 2001, and accordingly, no one year standardized average annual total return is available.

** These Sub-Accounts have not been in operation five years as of December 31, 2001, and accordingly, no five year standardized average annual total return is available.

*** These Sub-Accounts have not been in operation ten years as of December 31, 2001, and accordingly, no ten year standardized average annual total return is available.

**** Yield is a better indicator of performance of the Fidelity Money Market
     Subaccount than total return.

Standardized average annual total returns (for Subaccounts which have Variable Account Annual Expenses of 1.25%) for the periods shown below were:


                                          1 Year       5 Year       10 Year     From Sub-
                                          Return       Return       Return       Account      Sub-Account
                                        Year Ended   Year Ended   Year Ended   Inception to    Inception
             Sub-Account                 12/31/01     12/31/01     12/31/01      12/31/01         Date
-------------------------------------   ----------   ----------   ----------   ------------   -----------
Alger American Growth                      (18.36)%     11.56%           ***       11.21%      05/01/96
Alger American Leveraged AllCap            (22.38)%     14.52%           ***       12.25%      05/01/96
Alger American MidCap Growth               (13.09)%     13.30%           ***       11.49%      05/01/96
Alger American Small Capitalization        (35.79)%     (2.91)%          ***       (3.55)%     05/01/96
Berger Small Company Growth                (39.70)%          **          ***        0.11%      05/01/98
Berger-IPT International                   (26.66)%          **          ***       (0.58)%     05/01/97
Dreyfus Capital Appreciation               (15.84)%          **          ***        1.73%      05/01/98
Dreyfus Growth & Income                    (12.42)%      4.82%           ***        5.71%      05/01/96
Dreyfus Socially Responsible               (28.94)%      6.53%           ***        7.92%      05/01/96
Fidelity VIP Investment Grade Bond           1.52%       4.64%       5.20%          5.84%      12/04/89
Fidelity VIP Money Market****               (2.68)%      2.93%       2.84%          3.17%      12/04/89
Fidelity VIP Growth                        (24.08)%      9.90%           ***       12.56%      05/01/94
Fidelity VIP High Income                   (18.23)%     (5.45)%          ***        0.31%      05/01/94
Fidelity VIP Asset Manager                 (10.69)%      5.51%           ***        6.91%      05/01/94
Fidelity VIP Contrafund                    (18.74)%          **          ***        2.37%      05/01/98
Fidelity VIP Index 500                     (18.60)%      8.59%           ***       10.19%      05/01/96
Fidelity VIP Growth Opportunities          (20.89)%          **          ***       (6.48)%     05/01/98
Fidelity VIP Overseas                      (27.55)%      0.94%           ***        2.70%      05/01/94
Montgomery Emerging Markets                (13.52)%     (9.34)%          ***       (8.04)%     05/01/96
Montgomery Growth                          (27.14)%          **          ***        0.35%      05/01/97
Seligman Communications & Information       (1.39)%     14.06%           ***       14.34%      05/01/95
Seligman Frontier                          (13.91)%     (0.98)%          ***        5.23%      05/01/95

* These Sub-Accounts have not been in operation one year as of December 31, 2001, and accordingly, no one year standardized average annual total return is available.

** These Sub-Accounts have not been in operation five years as of December 31, 2001, and accordingly, no tfive year standardized average annual total return is available.

*** These Sub-Accounts have not been in operation ten years as of December 31, 2001, and accordingly, no ten year standardized average annual total return is available.

**** Yield is a better indicator of performance of the Fidelity Money Market
     Subaccount than total return.

For the total returns shown above, the annual administrative charge is calculated as a charge of 0.06% based on an average Policy size during 2001 of $49,642.

B.   Nonstandardized "Average Annual Total Returns"

We may, from time to time, also quote in sales literature or advertisements, nonstandardized average annual total returns for the Sub-Accounts that do not reflect the surrender charge. These are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn, and that the initial investment is assumed to be $10,000 rather than $1,000.

Generally, nonstandardized Sub-Account performance data will only be disclosed if standardized average annual return for the Sub-Accounts for the required periods is also disclosed.

Nonstandardized average annual total returns for the period ending December 31, 2001 are shown on the following page.

Nonstandardized average annual total returns (for Subaccounts which have Variable Account Annual Expenses of 1.40%) for the periods shown below were:



                                    1 Year       5 Year       10 Year     From Sub-
                                    Return       Return       Return       Account      Sub-Account
                                  Year Ended   Year Ended   Year Ended   Inception to    Inception
        Sub-Account                12/31/01     12/31/01     12/31/01      12/31/01         Date
-------------------------------   ----------   ----------   ----------   ------------   -----------
Alger American Growth                (13.10)%     11.74%           ***        11.10%       05/01/96
Alger American Leveraged AllCap      (17.15)%     14.62%           ***        12.26%       05/01/96
Alger American MidCap Growth          (7.88)%     13.41%           ***        11.46%       05/01/96
Alger American Small                 (30.54)%     (2.51)%          ***        (3.58)%      05/01/96
Capitalization
Berger Small Company Growth          (34.45)%          **          ***         0.07%       05/01/98
Berger-IPT International             (21.43)%          **          ***        (0.79)%      05/01/97
Dreyfus Capital Appreciation         (10.63)%          **          ***         1.69%       05/01/98
Dreyfus Growth & Income               (7.21)%      5.06%           ***         5.68%       05/01/96
Dreyfus Socially Responsible         (23.70)%      6.73%           ***         7.89%       05/01/96
Fidelity VIP Investment Grade          6.90%       5.03%       5.14%           5.76%       12/04/89
Bond
Fidelity VIP Money Market****          2.68%       3.37%       2.80%           3.10%       12/04/89
Fidelity VIP Growth                  (18.85)%     10.06%           ***        12.54%       05/01/94
Fidelity VIP High Income             (13.01)%     (4.98)%          ***         0.29%       05/01/94
Fidelity VIP  Asset Manager           (5.48)%      5.74%           ***         6.89%       05/01/94
Fidelity VIP Contrafund              (13.52)%          **          ***         2.33%       05/01/98
Fidelity VIP Index 500               (13.38)%      8.77%           ***        10.16%       05/01/96
Fidelity VIP Growth
  Opportunities                      (15.67)%          **          ***        (6.52)%      05/01/98
Fidelity VIP Overseas                (22.32)%      1.25%           ***         2.68%       05/01/94
Montgomery Emerging Markets           (8.31)%     (8.76)%          ***        (8.07)%      05/01/96
Montgomery Growth                    (21.91)%          **          ***         0.32%       05/01/97
Seligman Communications &              3.80%      14.16%           ***        14.26%       05/01/95
Information
Seligman Frontier                     (8.69)%     (0.62)%          ***         5.23%       05/01/95

* These Sub-Accounts have not been in operation one year as of December 31, 2001, and accordingly, no one year nonstandardized average annual total return is available.

** These Sub-Accounts have not been in operation five years as of December 31, 2001, and accordingly, no five year nonstandardized average annual total return is available.

*** These Sub-Accounts have not been in operation ten years as of December 31, 2001, and accordingly, no ten year standardized average annual total return is available.

**** Yield is a better indicator of performance of the Fidelity Money Market
     Subaccount than total return.

Nonstandardized average annual total returns (for Subaccounts which have Variable Account Annual Expenses of 1.25%) for the periods shown below were:


                                    1 Year       5 Year       10 Year     From Sub-
                                    Return       Return       Return       Account      Sub-Account
                                  Year Ended   Year Ended   Year Ended   Inception to    Inception
        Sub-Account                12/31/01     12/31/01     12/31/01      12/31/01         Date
-------------------------------   ----------   ----------   ----------   ------------   -----------
Alger American Growth               (12.96)%      11.90%           ***        11.49%       05/01/96
Alger American Leveraged AllCap     (17.02)%      14.79%           ***        12.48%       05/01/96
Alger American MidCap Growth         (7.74)%      13.59%           ***        11.73%       05/01/96
Alger American Small                (30.44)%      (2.36)%          ***        (3.24)%      05/01/96
Capitalization
Berger Small Company Growth         (34.35)%           **          ***         0.30%       05/01/98
Berger-IPT International            (21.31)%           **          ***         0.14%       05/01/97
Dreyfus Capital Appreciation        (10.49)%           **          ***         2.14%       05/01/98
Dreyfus Growth & Income              (7.07)%       5.22%           ***         5.91%       05/01/96
Dreyfus Socially Responsible        (23.59)%       6.90%           ***         8.14%       05/01/96
Fidelity VIP Investment Grade
  Bond                                7.07%        5.07%       5.19%           5.84%       12/04/89
Fidelity VIP Money Market****         2.89%        3.37%       2.80%           3.10%       12/04/89
Fidelity VIP Growth                 (18.72)%      10.23%           ***        12.56%       05/01/94
Fidelity VIP High Income            (12.88)%      (4.84)%          ***         0.29%       05/01/94
Fidelity VIP Asset Manager           (5.34)%       5.90%           ***         6.89%       05/01/94
Fidelity VIP Contrafund             (13.39)%           **          ***         2.75%       05/01/98
Fidelity VIP Index 500              (13.25)%       8.93%           ***        10.32%       05/01/96
Fidelity VIP Growth Opportunities   (15.54)%           **          ***        (6.02)%      05/01/98
Fidelity VIP Overseas               (22.20)%       1.40%           ***         2.68%       05/01/94
Montgomery Emerging Markets          (8.17)%      (8.62)%          ***        (7.23)%      05/01/96
Montgomery Growth                   (21.79)%           **          ***         0.60%       05/01/97
Seligman Communications &
Information                          (4.03)%      14.33%           ***        14.43%       05/01/95
Seligman Frontier                    (8.57)%      (0.47)%          ***         5.39%       05/01/95

* These Sub-Accounts have not been in operation one year as of December 31, 2001, and accordingly, no one year nonstandardized average annual total return is available.

** These Sub-Accounts have not been in operation five years as of December 31, 2001, and accordingly, no five year nonstandardized average annual total return is available.

*** These Sub-Accounts have not been in operation ten years as of December 31, 2001, and accordingly, no ten year standardized average annual total return is available.

**** Yield is a better indicator of performance of the Fidelity Money Market
     Subaccount than total return.

Effect of the Annual Administration Charge on Performance Data

The Policy provides for a $30 annual administration charge to be assessed annually on each policy anniversary proportionately from any Sub-Accounts or Fixed Account in which You are invested. If the Policy Value on the policy anniversary is $75,000 or more, we will waive the annual administration charge for the prior Policy Year. We will also waive the annual administration charge for Tax-Sheltered Annuity Policies. For purposes of reflecting the annual administration charge in yield and total return quotations, we will convert the annual charge into a per-dollar per-day charge based on the average Policy Value in the Variable Account of all Policies on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

                          SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account we have.

Records are maintained of all purchases and redemptions of portfolio shares held by each of the Sub-Accounts.

Our officers and employees are covered by an insurance company blanket bond issued by America Home Assurance Company to The Canada Life Assurance Company, our parent Company, in the amount of $25 million. The bond insures against dishonest and fraudulent acts of officers and employees.

                                STATE REGULATION

We are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate. The availability of certain Policy rights and provisions depends on state approval and/or filing and review processes. The Policies will be modified to comply with the requirements of each applicable jurisdiction.

                               RECORDS AND REPORTS

We will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to you semi-annually at your last address known to us.

                                  LEGAL MATTERS

All matters relating to New York law pertaining to the Policies, including the validity of the Policies and our authority to issue the Policies, have been passed upon by Craig Edwards. Sutherland Asbill & Brennan LLP of Washington, DC, has provided advice on certain matters relating to the federal securities laws.

                                     EXPERTS


Our statutory balance sheets as of December 31, 2001 and 2000, and the related statutory statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 2001, included in this Statement of Additional Information and Registration Statement as well as the Variable Account's statements of assets and liabilities as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein included in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, of Toronto, Canada as set forth in their reports thereon appearing elsewhere herein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS


The Variable Account's statements of assets and liabilities as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are contained herein. Ernst & Young LLP, independent auditors, serves as independent auditors for the Variable Account.

Our statutory balance sheets as of December 31, 2001 and 2000, and the related statutory statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 2001, as well as the Report of Independent Auditors, are contained herein. The statutory financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.


                              FINANCIAL STATEMENTS

                             CANADA LIFE OF NEW YORK
                           VARIABLE ANNUITY ACCOUNT 1



                                December 31, 2001

                       With Report of Independent Auditors



                          INDEX TO FINANCIAL STATEMENTS
                          -----------------------------

                                                                                           Page
                                                                                           ----
Canada Life of New York Variable Annuity Account 1:

Report of Independent Auditors........................................................       1

Statements of Assets and Liabilities as of December 31, 2001..........................       2

Statements of Operations for the year ended December 31, 2001.........................       9

Statements of Changes in Net Assets for the years ended December 31, 2001 and 2000....      16

Notes to Financial Statements.........................................................      25

Canada Life Insurance Company of New York:

Report of Independent Auditors........................................................       1

Statutory Balance Sheets as of December 31, 2001 and 2000.............................       2

Statutory  Statements of Operations for the years ended December 31, 2001, 2000
and 1999..............................................................................       3
Statutory  Statements of Capital and Surplus for the years ended December 31,
2001, 2000 and 1999...................................................................       4

Statutory  Statements of Cash Flows for the years ended December 31, 2001, 2000
and 1999..............................................................................       5

Notes to Statutory Financial Statements...............................................       6

                              FINANCIAL STATEMENTS

                             CANADA LIFE OF NEW YORK
                           VARIABLE ANNUITY ACCOUNT 1

                                December 31, 2001

                       With Report of Independent Auditors

               Canada Life of New York Variable Annuity Account 1

                              Financial Statements

                                December 31, 2001



                                    Contents

Report of Independent Auditors.............................................    1

Audited Financial Statements

Statements of Assets and Liabilities.......................................    2
Statements of Operations...................................................    9
Statements of Changes in Net Assets........................................   16
Notes to Financial Statements..............................................   25

                       Report of the Independent Auditors

Board of Directors of Canada Life Insurance Company of New York and Contract Owners of Canada Life of New York Variable Annuity Account 1

We have audited the accompanying statements of assets and liabilities of Canada Life of New York Variable Annuity Account 1 (the "Company") (comprising, respectively, the Asset Manager, Fidelity Growth, High Income, Overseas, Index 500, Contrafund, Growth Opportunities, Fidelity VIP Money Market, Fidelity VIP II Investment Grade Bond, Communications and Information, Frontier, Small Capitalization, Alger Growth, MidCap, Leveraged AllCap, Growth and Income, Socially Responsible, Capital Appreciation, Emerging Markets, Variable Series Growth, Berger IPT International and Small Company Growth sub-accounts) as of December 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and the significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Canada Life of New York Variable Annuity Account 1 at December 31, 2001, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.



/s/Ernst & Young LLP
Chartered Accountants
Toronto, Canada
March 25, 2002

               Canada Life of New York Variable Annuity Account 1

                      Statements of Assets and Liabilities

                                December 31, 2001

                                                          Fidelity Series
                               ---------------------------------------------------------------------
                                                 Fidelity                                   Index
                               Asset Manager      Growth     High Income    Overseas         500
                                Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account
                               ---------------------------------------------------------------------
Assets:
Investment in Fidelity at
  market value                    $606,432      $  791,219     $146,811      $265,080      $694,650
Due from Canada Life
  Insurance Company of
  New York                              --              --           --            --           317
                               ---------------------------------------------------------------------
Total assets                       606,432         791,219      146,811       265,080       694,967

Liabilities:
Payable to Canada Life
  Insurance Company of New
  York                                  69             155           42            35            --
                               ---------------------------------------------------------------------
Net assets                        $606,363      $  791,064     $146,769      $265,045      $694,967
                               =====================================================================

Net assets:
Accumulation units                $606,363      $  791,064     $146,769      $265,045      $694,967
                               ---------------------------------------------------------------------

Total net assets:                 $606,363      $  791,064     $146,769      $265,045      $694,967
                               =====================================================================

Units outstanding                   22,477          13,692        6,152        13,445         4,872
                               =====================================================================

Unit Value
  (accumulation)                  $  26.98      $    57.77     $  23.86      $  19.71      $ 142.65
                               =====================================================================

Supplemental Information:
Number of shares
  outstanding                       41,794          23,541       22,903        19,098         5,341

Cost of shares
  outstanding                     $665,394      $1,017,453     $203,383      $422,056      $742,212

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                                December 31, 2001

                                                   Fidelity Series continued
                                   ------------------------------------------------------------
                                                                 Fidelity VIP   Fidelity VIP II
                                                    Growth         Money          Investment
                                   Contrafund    Opportunities     Market         Grade Bond
                                   Sub-Account    Sub-Account    Sub-Account      Sub-Account
                                   ------------------------------------------------------------
Assets:
Investment in Fidelity at market
   value                             $381,035        $44,736       $479,134         $302,672
Due from Canada Life Insurance
   Company of New York                    997             --             --               --
                                   ------------------------------------------------------------
Total assets                          382,032         44,736        479,134          302,672

Liabilities:
Payable to Canada Life Insurance
   Company of New York                     --              6            157               38
                                   ------------------------------------------------------------
Net assets                           $382,032        $44,730       $478,977         $302,634
                                   ============================================================

Net assets:
Accumulation units                   $382,032        $44,730       $478,977         $302,634
                                   ------------------------------------------------------------

Total net assets:                    $382,032        $44,730       $478,977         $302,634
                                   ============================================================

Units outstanding                      15,154          2,628         32,940           15,314
                                   ============================================================

Unit value (accumulation)            $  25.21        $ 17.01       $  14.54         $  19.76
                                   ============================================================

Supplemental Information:
Number of shares outstanding           18,929          2,957        479,134           23,427

Cost of shares outstanding           $435,401        $64,844       $479,134         $284,132

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                                December 31, 2001

                                                         Seligman Series
                                                 -------------------------------

                                                  Communications
                                                 and Information       Frontier
                                                   Sub-Account       Sub-Account
                                                 -------------------------------

Assets:
Investment in Seligman at market
   value                                            $  924,356         $126,033
Due from Canada Life Insurance
   Company of New York                                      --               --
                                                 -------------------------------
Total assets                                           924,356          126,033

Liabilities:
Payable to Canada Life Insurance
   Company of New York                                      58                3
                                                 -------------------------------
Net assets                                          $  924,298         $126,030
                                                 ===============================

Net assets:
Accumulation units                                  $  924,298         $126,030
                                                 -------------------------------

Total net assets:                                   $  924,298         $126,030
                                                 ===============================

Units outstanding                                       31,163            7,656
                                                 ===============================

Unit value
 (accumulation)                                     $    29.66         $  16.46
                                                 ===============================

Supplemental Information:
Number of shares outstanding                            73,420            9,606

Cost of shares outstanding                          $1,319,365         $136,205

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                                December 31, 2001

                                                                    Alger American Series
                                                 --------------------------------------------------------

                                                      Small          Alger                     Leveraged
                                                 Capitalization     Growth        MidCap         AllCap
                                                   Sub-Account    Sub-Account   Sub-Account   Sub-Account
                                                 --------------------------------------------------------
Assets:
Investment in Alger American at market
   value                                            $142,185        $392,380      $456,125      $212,205
Due from Canada Life Insurance
   Company of New York                                    --               2            --             1
                                                 --------------------------------------------------------
Total assets                                         142,185         392,382       456,125       212,206

Liabilities:
Payable to Canada Life Insurance
   Company of New York                                     3              --            --            --
                                                 --------------------------------------------------------
Net assets                                          $142,182        $392,382      $456,125      $212,206
                                                 ========================================================

Net assets:
Accumulation units                                  $142,182        $392,382      $456,125      $212,206
                                                 --------------------------------------------------------

Total net assets:                                   $142,182        $392,382      $456,125      $212,206
                                                 ========================================================

Units outstanding                                      3,931           6,407        11,564         5,629
                                                 ========================================================

Unit value (accumulation)                           $  36.17        $  61.25      $  39.44      $  37.70
                                                 ========================================================

Supplemental Information:
Number of shares outstanding                           8,591          10,671        25,814         6,726

Cost of shares outstanding                          $249,729        $486,473      $638,777      $263,823

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                                December 31, 2001

                                                    Dreyfus Series
                                        ----------------------------------------
                                           Growth       Socially       Capital
                                         and Income   Responsible   Appreciation
                                        Sub-Account   Sub-Account    Sub-Account
                                        ----------------------------------------

Assets:
Investment in Dreyfus at market value     $362,530      $183,206      $117,571
Due from Canada Life Insurance
   Company of New York                          --            --            --
                                        ----------------------------------------
Total assets                               362,530       183,206       117,571

Liabilities:
Payable to Canada Life Insurance
   Company of New York                       3,008         2,460           481
                                        ----------------------------------------
Net assets                                $359,522      $180,746      $117,090
                                        ========================================

Net assets:
Accumulation units                        $359,522      $180,746      $117,090
                                        ----------------------------------------

Total net assets:                         $359,522      $180,746      $117,090
                                        ========================================

Units outstanding                           12,416         6,128         3,429
                                        ========================================

Unit value (accumulation)                 $  28.96      $  29.49      $  34.14
                                        ========================================

Supplemental Information:
Number of shares outstanding                16,592         6,778         3,328

Cost of shares outstanding                $373,842      $202,567      $127,662

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                                December 31, 2001

                                           Montgomery Series
                                     -----------------------------
                                       Emerging    Variable Series
                                       Markets          Growth
                                     Sub-Account     Sub-Account
                                     -----------------------------
Assets:
Investment in Montgomery at market
   value                               $ 80,727        $47,780
Due from Canada Life Insurance
   Company of New York                       --             --
                                     -----------------------------
Total assets                             80,727         47,780

Liabilities:
Payable to Canada Life Insurance
   Company of New York                        9              9
                                     -----------------------------
Net assets                             $ 80,718        $47,771
                                     =============================

Net assets:
Accumulation units                     $ 80,718        $47,771
                                     -----------------------------

Total net assets:                      $ 80,718        $47,771
                                     =============================

 Units outstanding                       12,066          3,511
                                     =============================

 Unit value (accumulation)             $   6.69        $ 13.61
                                     =============================

Supplemental Information:
Number of shares outstanding             11,181          4,465

Cost of shares outstanding             $108,191        $66,597

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                                December 31, 2001

                                               Berger Series
                                       -----------------------------
                                         Berger IPT    Small Company
                                       International       Growth
                                        Sub-Account     Sub-Account
                                       -----------------------------
Assets:
Investment in Berger at market value      $52,799         $244,727
Due from Canada Life Insurance
   Company of New York                         --               --
                                       -----------------------------
Total assets                               52,799          244,727

Liabilities:
Payable to Canada Life Insurance
   Company of New York                          2                6
                                       -----------------------------
Net assets                                $52,797         $244,721
                                       =============================

Net assets:
Accumulation units                        $52,797         $244,721
                                       -----------------------------

 Total net assets:                        $52,797         $244,721
                                       =============================

 Units outstanding                          5,269           18,112
                                       =============================

Unit value (accumulation)                 $ 10.02         $  13.51
                                       =============================

Supplemental Information:
Number of shares outstanding                5,506           17,198

Cost of shares outstanding                $65,570         $338,807

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                            Statements of Operations

                          Year ended December 31, 2001

                                                                  Fidelity Series
                                         ---------------------------------------------------------------------
                                         Asset Manager    Fidelity        High
                                          Sub-Account      Growth        Income        Overseas     Index 500
                                                         Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                         ---------------------------------------------------------------------
Income:
Dividends and capital gain
   distributions                            $ 37,374      $  71,405      $ 25,134      $ 41,667     $   8,319
Expenses:
Mortality and expense risk                     7,846         11,355         1,963         3,773         8,975
Administrative charges                           941          1,363           236           453         1,077
                                         ---------------------------------------------------------------------

Net investment income (loss)                  28,587         58,687        22,935        37,441        (1,733)
Realized and unrealized gains (losses)
   on investments:
Realized gain (loss) on sale of
   investments                               (38,628)      (102,683)      (56,890)      (25,914)      (12,522)
Change in unrealized appreciation
   (depreciation) on investments
   during the year                           (35,706)      (171,805)       14,064       (90,941)      (98,920)
                                         ---------------------------------------------------------------------
Net  increase (decrease) in net assets
   from operations                          $(45,747)     $(215,801)     $(19,891)     $(79,414)    $(113,175)
                                         =====================================================================

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                          Year ended December 31, 2001

                                                         Fidelity Series continued
                                        -------------------------------------------------------------
                                                                      Fidelity VIP   Fidelity VIP II
                                                         Growth       Money Market   Investment Grade
                                        Contrafund    Opportunities    Sub-Account         Bond
                                        Sub-Account    Sub-Account                     Sub-Account
                                        -------------------------------------------------------------
Income:
Dividends and capital gain
   distributions                          $ 11,276       $   179         $18,552         $ 14,989
Expenses:
Mortality and expense risk                   4,218           585           5,778            3,762
Administrative charges                         506            70             693              451
                                        -------------------------------------------------------------

Net investment income (loss)                 6,552          (476)         12,081           10,776
Realized and unrealized gains
   (losses) on investments:
Realized gain (loss) on sale of
   investments                             (22,336)         (269)             --           10,438
Change in unrealized appreciation
   (depreciation) on investments
   during the year                         (31,634)       (7,537)             --           (5,174)
                                        -------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                        $(47,418)      $(8,282)        $12,081         $ 16,040
                                        =============================================================

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                          Year ended December 31, 2001

                                           Seligman Series
                                    -----------------------------

                                    Communications
                                    and Information    Frontier
                                      Sub-Account     Sub-Account
                                    -----------------------------
Income:
Dividends and capital gain
   distributions                       $ 176,152       $  8,711
Expenses:
Mortality and expense risk                11,920          1,602
Administrative charges                     1,430            192
                                    -----------------------------

Net investment income (loss)             162,802          6,917
Realized and unrealized gains
   (losses) on investments:
Realized gain (loss) on sale of
   investments                          (135,791)        (8,764)
Change in unrealized
   appreciation (depreciation) on
   investments during the year             3,553        (10,238)
                                    -----------------------------
Net  increase (decrease) in net
   assets from operations              $  30,564       $(12,085)
                                    =============================

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                          Year ended December 31, 2001

                                                       Alger American Series
                                    ---------------------------------------------------------
                                         Small          Alger                      Leveraged
                                    Capitalization     Growth        MidCap         AllCap
                                      Sub-Account    Sub-Account   Sub-Account    Sub-Account
                                    ---------------------------------------------------------
Income:
Dividends and capital gain
   distributions                       $     88       $  82,871     $ 203,514      $  8,524
Expenses:
Mortality and expense risk                2,179           7,787         5,720         2,876
Administrative charges                      261             934           686           345
                                    ---------------------------------------------------------

Net investment income (loss)             (2,352)         74,150       197,108         5,303
Realized and unrealized gains
   (losses) on investments:
Realized gain (loss) on sale of
   investments                          (98,224)       (108,609)      (80,547)      (49,402)
Change in unrealized
   appreciation (depreciation) on
   investments during the year           23,562         (69,108)     (169,530)       (4,528)
                                    ---------------------------------------------------------
Net  increase (decrease) in net
   assets from operations              $(77,014)      $(103,567)    $ (52,969)     $(48,627)
                                    =========================================================

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                          Year ended December 31, 2001

                                                       Dreyfus Series
                                           ----------------------------------------
                                              Growth      Socially        Capital
                                            and Income   Responsible   Appreciation
                                           Sub-Account   Sub-Account    Sub-Account
                                           ----------------------------------------
Income:
Dividends and capital gain distributions    $  6,248      $    125      $  1,003
Expenses:
Mortality and expense risk                     4,293         2,186         1,478
Administrative charges                           515           262           177
                                           ----------------------------------------

Net investment income (loss)                   1,440        (2,323)         (652)
Realized and unrealized gains (losses)
   on investments:
Realized gain (loss) on sale of
   investments                               (12,960)       (5,077)       (4,207)
Change in unrealized appreciation
   (depreciation) on investments during
   the year                                  (24,139)      (42,183)       (8,542)
                                           ----------------------------------------
Net  increase (decrease) in net assets
   from operations                          $(35,659)     $(49,583)     $(13,401)
                                           ========================================

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                          Year ended December 31, 2001

                                           Montgomery Series
                                    -----------------------------
                                      Emerging    Variable Series
                                      Markets          Growth
                                    Sub-Account     Sub-Account
                                    -----------------------------
Income:
Dividends and capital gain
   distributions                      $    --        $  6,262
Expenses:
Mortality and expense risk              1,079             653
Administrative charges                    129              78
                                    -----------------------------

Net investment income (loss)           (1,208)          5,531
Realized and unrealized gains
   (losses) on investments:
Realized gain (loss) on sale of
   investments                         (3,203)         (2,618)
Change in unrealized appreciation
   (depreciation) on investments
   during the year                     (3,640)        (17,037)
                                    -----------------------------
Net  increase (decrease) in net
   assets from operations             $(8,051)       $(14,124)
                                    =============================

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                          Year ended December 31, 2001

                                          Berger Series
                                  -----------------------------

                                    Berger IPT    Small Company
                                  International       Growth
                                   Sub-Account     Sub-Account
                                  -----------------------------
Income:
Dividends and capital gain
   distributions                    $  4,197        $   2,488
Expenses:
Mortality and expense risk               879            2,821
Administrative charges                   106              339
                                  -----------------------------

Net investment income (loss)           3,212             (672)
Realized and unrealized gains
   (losses) on investments:
Realized gain (loss) on sale of
   investments                        (7,728)         (22,258)
Change in unrealized
   appreciation (depreciation)
   on investments during the
   year                              (13,825)         (87,758)
                                  -----------------------------
Net increase (decrease) in net
   assets from operations           $(18,341)       $(110,688)
                                  =============================

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2001 and 2000

                                                               Fidelity Series
                                ----------------------------------------------------------------------------
                                     Asset Manager             Fidelity Growth             High Income
                                      Sub-Account                Sub-Account               Sub-Account
                                -----------------------   -------------------------   ----------------------
                                   2001         2000          2001          2000         2001        2000
                                   ----         ----          ----          ----         ----        ----
Change in net assets from
   operations:

Net investment income (loss)    $  28,587    $  63,092    $   58,687    $  122,929    $ 22,935    $  22,178
Realized gains (losses) on        (38,628)      (3,416)     (102,683)       45,890     (56,890)     (25,143)
   investments
Unrealized appreciation
   (depreciation) on
   investments                    (35,706)    (103,682)     (171,805)     (354,907)     14,064      (69,484)
                                ----------------------    ------------------------    ---------------------
Net increase (decrease) in
   net assets from operations     (45,747)     (44,006)     (215,801)     (186,088)    (19,891)     (72,449)
                                ----------------------    ------------------------    ---------------------

Change in net assets from
   contract transactions:

Payments received from
   contract owners                 16,263       20,153        16,512       130,826         201       15,268
Transfers between sub-
   accounts (including
   fixed account), net            123,035      272,958        77,847        41,870     (18,038)     (56,555)
Transfers for contract
   benefits and terminations     (122,336)    (305,935)     (122,562)     (217,026)    (14,410)     (67,462)
                                ----------------------    ------------------------    ---------------------
Net increase (decrease) in
   net assets from contract
   transactions                    16,962      (12,824)      (28,203)      (44,330)    (32,247)    (108,749)
                                ----------------------    ------------------------    ---------------------

Total increase (decrease)
   in net assets                  (28,785)     (56,830)     (244,004)     (230,418)    (52,138)    (181,198)

Net assets at beginning of
   period                         635,148      691,978     1,035,068     1,265,486     198,907      380,105
                                ----------------------    ------------------------    ---------------------

Net assets at end of period     $ 606,363    $ 635,148    $  791,064    $1,035,068    $146,769    $ 198,907
                                ======================    ========================    =====================

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                 For the years ended December 31, 2001 and 2000

                                                             Fidelity Series
                                ------------------------------------------------------------------------
                                      Overseas                  Index 500               Contrafund
                                     Sub-Account               Sub-Account              Sub-Account
                                ----------------------   -----------------------   ---------------------
                                  2001         2000         2001         2000        2001        2000
                                  ----         ----         ----         ----        ----        ----
Change in net assets from
   operations:
Net investment income (loss)    $ 37,441    $  17,106    $  (1,733)   $     (29)   $  6,552    $ 16,073

Realized gains (losses) on       (25,914)      (5,473)     (12,522)      49,764     (22,336)     (6,336)
   investments
Unrealized appreciation
   (depreciation) on
   investments                   (90,941)    (103,524)     (98,920)    (141,682)    (31,634)    (47,760)
                                ---------------------    ----------------------    --------------------
Net increase (decrease) in
   net assets from operations    (79,414)     (91,891)    (113,175)     (91,947)    (47,418)    (38,023)
                                ---------------------    ----------------------    --------------------

Change in net assets from
   contract transactions:

Payments received from
   contract owners                14,404       26,213      135,663      126,186      80,161     108,542
Transfers between sub-
   accounts (including
   fixed account), net            20,255      311,963       66,534      169,466      44,693     148,296
Transfers for contract
   benefits and terminations     (30,619)    (105,200)    (166,842)    (219,532)     (5,226)    (39,293)
                                ---------------------    ----------------------    --------------------
Net increase (decrease) in
   net assets from contract
   transactions                    4,040      232,976       35,355       76,120     119,628     217,545
                                ---------------------    ----------------------    --------------------

Total increase (decrease)
   in net assets                 (75,374)     141,085      (77,820)     (15,827)     72,210     179,522

Net assets at beginning of
   period                        340,419      199,334      772,787      788,614     309,822     130,300
                                ---------------------    ----------------------    --------------------

Net assets at end of period     $265,045    $ 340,419    $ 694,967    $ 772,787    $382,032    $309,822
                                =====================    ======================    ========    ========

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                 For the years ended December 31, 2001 and 2000

                                                           Fidelity Series
                                -----------------------------------------------------------------------
                                      Growth              Fidelity VIP Money        Fidelity VIP II
                                   Opportunities               Market            Investment Grade Bond
                                    Sub-Account              Sub-Account               Sub-Account
                                --------------------   -----------------------   ----------------------
                                  2001       2000         2001          2000         2001        2000
                                  ----       ----         ----          ----         ----        ----
Change in net assets from
   operations:

Net investment income (loss)    $  (476)   $  5,668    $  12,081    $  23,643    $  10,776    $ (2,427)
Realized gains (losses) on
   investments                     (269)     (1,107)          --           --       10,438         160
Unrealized appreciation
   (depreciation) on
   investments                   (7,537)    (16,917)          --           (9)      (5,174)     23,712
                                -------------------    ----------------------    ---------------------
Net increase (decrease) in
   net assets from operations    (8,282)    (12,356)      12,081       23,634       16,040      21,445
                                -------------------    ----------------------    ---------------------

Change in net assets from
   contract transactions:

Payments received from
   contract owners                   --           7           --       19,119       79,994          --
Transfers between sub-
   accounts (including
   fixed account), net               --          --     (125,642)     847,470       72,618     255,900
Transfers for contract
   benefits and terminations         (9)    (26,577)      (5,341)    (292,344)    (139,877)     (3,486)
                                -------------------    ----------------------    ---------------------
Net increase (decrease) in
   net assets from contract
   transactions                      (9)    (26,570)    (130,983)     574,245       12,735     252,414
                                -------------------    ----------------------    ---------------------

Total increase (decrease)
   in net assets                 (8,291)    (38,926)    (118,902)     597,879       28,775     273,859

Net assets at beginning of
   period                        53,021      91,947      597,879           --      273,859          --
                                -------------------    ----------------------    ---------------------

Net assets at end of period     $44,730    $ 53,021    $ 478,977    $ 597,879    $ 302,634    $273,859
                                ===================    ======================    =====================

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                 For the years ended December 31, 2001 and 2000

                                                 Seligman Series
                                ------------------------------------------------
                                    Communications
                                    and Information               Frontier
                                      Sub-Account               Sub-Account
                                ------------------------   ---------------------
                                   2001         2000         2001        2000
                                ----------   -----------   ---------   ---------
Change in net assets from
   operations:

Net investment income (loss)    $ 162,802    $  107,669    $  6,917    $ (2,458)
Realized gains (losses) on       (135,791)      111,736      (8,764)     19,711
   investments
Unrealized appreciation
   (depreciation) on
   investments                      3,553      (747,893)    (10,238)    (40,144)
                                -----------------------    --------------------
Net increase (decrease) in
   net assets from operations      30,564      (528,488)    (12,085)    (22,891)
                                -----------------------    --------------------

Change in net assets from
   contract transactions:

Payments received from
   contract owners                 16,653       395,862          --       6,542
Transfers between sub-
   accounts (including
   fixed account), net             49,184       (75,482)     24,134      27,438
Transfers for contract
   benefits and terminations      (79,480)     (277,222)    (13,486)    (62,344)
                                -----------------------    --------------------
Net increase (decrease) in
   net assets from contract
   transactions                   (13,643)       43,158      10,648     (28,364)
                                -----------------------    --------------------

Total increase (decrease)
   in net assets                   16,921      (485,330)     (1,437)    (51,255)

Net assets at beginning of
   period                         907,377     1,392,707     127,467     178,722
                                -----------------------    --------------------

Net assets at end of period     $ 924,298    $  907,377    $126,030    $127,467
                                =======================    ====================

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                 For the years ended December 31, 2001 and 2000

                                             Alger American Series
                                -------------------------------------------------
                                  Small Capitalization         Alger Growth
                                      Sub-Account              Sub-Account
                                -----------------------   -----------------------
                                   2001         2000         2001        2000
                                   ----         ----         ----        ----
Change in net assets from
   operations:

Net investment income (loss)    $  (2,352)   $  97,214    $  74,150    $  95,169
Realized gains (losses) on        (98,224)         104     (108,609)      17,468
   investments
Unrealized appreciation
   (depreciation) on
   investments                     23,562     (189,571)     (69,108)    (241,375)
                                ----------------------    ----------------------
Net increase (decrease) in
   net assets from operations     (77,014)     (92,253)    (103,567)    (128,738)
                                ----------------------    ----------------------

Change in net assets from
   contract transactions:

Payments received from
    contract owners                   137       59,541           68       42,126
Transfers between sub-
   accounts (including
   fixed account), net             (9,622)      50,816      (34,337)      33,296
Transfers for contract
   benefits and terminations      (19,484)     (13,121)    (167,527)     (30,548)
                                ----------------------    ----------------------
Net increase (decrease) in
   net assets from contract
   transactions                   (28,969)      97,236     (201,796)      44,874
                                ----------------------    ----------------------

Total increase (decrease)
   in net assets                 (105,983)       4,983     (305,363)     (83,864)

Net assets at beginning of
   period                         248,165      243,182      697,745      781,609
                                ----------------------    ----------------------

Net assets at end of period     $ 142,182    $ 248,165    $ 392,382    $ 697,745
                                ======================    ======================

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                 For the years ended December 31, 2001 and 2000

                                                  Alger American Series
                                    ----------------------------------------------
                                            MidCap             Leveraged AllCap
                                         Sub-Account              Sub-Account
                                    ---------------------    ---------------------
                                      2001         2000        2001         2000
                                      ----         ----        ----         ----
Change in net assets from
   operations:

Net investment income (loss)        $ 197,108    $ 41,750    $  5,303    $  27,995
Realized gains (losses) on
   investments                        (80,547)     (4,266)    (49,402)       8,147
Unrealized appreciation
  (depreciation) on investments      (169,530)    (36,761)     (4,528)    (136,255)
                                    ---------------------    ---------------------
Net increase (decrease) in
    net assets from operations        (52,969)        723     (48,627)    (100,113)
                                    ---------------------    ---------------------

Change in net assets from
   contract transactions:

Payments received from
   contract owners                    117,868      80,705          --       41,250
Transfers between sub-
   accounts (including
   fixed account), net                 43,289     297,266       7,422       54,209
Transfers for contract
   benefits and terminations          (47,724)    (86,693)     (5,604)     (40,977)
                                    ---------------------    ---------------------
Net increase (decrease) in
   net assets from contract
   transactions                       113,433     291,278       1,818       54,482
                                    ---------------------    ---------------------

Total increase (decrease)
   in net assets                       60,464     292,001     (46,809)     (45,631)

Net assets at beginning of period     395,661     103,660     259,015      304,646
                                    ---------------------    ---------------------

Net assets at end of period         $ 456,125    $395,661    $212,206    $ 259,015
                                    =====================    =====================

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                 For the years ended December 31, 2001 and 2000

                                                               Dreyfus Series
                                    ---------------------------------------------------------------------
                                      Growth and Income      Socially Responsible    Capital Appreciation
                                         Sub-Account              Sub-Account             Sub-Account
                                    ---------------------    --------------------    --------------------
                                      2001         2000        2001        2000        2001        2000
                                      ----         ----        ----        ----        ----        ----
Change in net assets from
   operations:

Net investment income (loss)        $   1,440    $  8,942    $ (2,323)   $ (1,182)   $   (652)   $    963
Realized gains (losses) on
   investments                        (12,960)      7,679      (5,077)      2,076      (4,207)        237
Unrealized appreciation
   (depreciation) on investments      (24,139)    (35,291)    (42,183)    (26,570)     (8,542)     (4,329)
                                    ---------------------    --------------------    --------------------
Net increase (decrease) in
   net assets from operations         (35,659)    (18,670)    (49,583)    (25,676)    (13,401)     (3,129)
                                    ---------------------    --------------------    --------------------

Change in net assets from
   contract transactions:

Payments received from
   contract owners                    132,040       9,901      14,249       3,482          21      49,411
Transfers between sub-
   accounts (including
   fixed account), net                 45,007      39,594      36,003      35,097       5,622      37,007
Transfers for contract
   benefits and terminations         (105,472)    (41,964)     (5,816)     (6,052)        (31)     (3,978)
                                    ---------------------    --------------------    --------------------
Net increase (decrease) in
   net assets from contract
   transactions                        71,575       7,531      44,436      32,527       5,612      82,440
                                    ---------------------    --------------------    --------------------

Total increase (decrease)
   in net assets                       35,916     (11,139)     (5,147)      6,851      (7,789)     79,311

Net assets at beginning of period     323,606     334,745     185,893     179,042     124,879      45,568
                                    ---------------------    --------------------    --------------------

Net assets at end of period         $ 359,522    $323,606    $180,746    $185,893    $117,090    $124,879
                                    =====================    ====================    ====================

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                 For the years ended December 31, 2001 and 2000

                                                  Montgomery Series
                                    ----------------------------------------------
                                      Emerging Markets      Variable Series Growth
                                         Sub-Account             Sub-Account
                                    --------------------    ----------------------
                                      2001        2000         2001        2000
                                      ----        ----         ----        ----
Change in net assets from
   operations:

Net investment income (loss)        $ (1,208)   $ (1,701)    $  5,531    $  3,641
Realized gains (losses) on
   investments                        (3,203)      4,651       (2,618)        119
Unrealized appreciation
   (depreciation) on investments      (3,640)    (40,766)     (17,037)    (10,779)
                                    --------------------     --------------------
Net increase (decrease) in
   net assets from operations         (8,051)    (37,816)     (14,124)     (7,019)
                                    --------------------     --------------------

Change in net assets from
   contract transactions:

Payments received from
   contract owners                        --       5,831           16       1,826
Transfers between sub-
   accounts (including
   fixed account), net                (4,608)     (9,868)       3,240         913
Transfers for contract
   benefits and terminations          (2,396)     (2,137)      (2,817)        (52)
                                    --------------------     --------------------
Net increase (decrease) in
   net assets from contract
   transactions                       (7,004)     (6,174)         439       2,687
                                    --------------------     --------------------

Total increase (decrease)
   in net assets                     (15,055)    (43,990)     (13,685)     (4,332)

Net assets at beginning of period     95,773     139,763       61,456      65,788
                                    --------------------     --------------------

Net assets at end of period         $ 80,718    $ 95,773     $ 47,771    $ 61,456
                                    ====================     ====================

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                 For the years ended December 31, 2001 and 2000

                                                     Berger Series
                                    -------------------------------------------------
                                    Berger IPT International    Small Company Growth
                                           Sub-Account               Sub-Account
                                    ------------------------    ---------------------
                                       2001         2000           2001       2000
                                       ----         ----           ----       ----
Change in net assets from
   operations:

Net investment income (loss)          $  3,212    $  (929)      $    (672)   $    539
Realized gains (losses) on
   investments                          (7,728)       292         (22,258)      1,648
Unrealized appreciation
   (depreciation) on investments       (13,825)    (8,667)        (87,758)    (30,014)
                                      -------------------       ---------------------
Net increase (decrease) in
   net assets from operations          (18,341)    (9,304)       (110,688)    (27,827)
                                      -------------------       ---------------------

Change in net assets from
   contract transactions:

Payments received from
    contract owners                         --     17,968         102,670      52,809
Transfers between sub-
   accounts (including
   fixed account), net                 (11,358)    25,604          37,771      82,916
Transfers for contract
   benefits and terminations            (3,285)    (6,540)           (809)       (965)
                                      -------------------       ---------------------
Net increase (decrease) in
   net assets from contract
   transactions                        (14,643)    37,032         139,632     134,760
                                      -------------------       ---------------------

Total increase (decrease)
   in net assets                       (32,984)    27,728          28,944     106,933

Net assets at beginning of period       85,781     58,053         215,777     108,844
                                      -------------------       ---------------------

Net assets at end of period           $ 52,797    $85,781       $ 244,721    $215,777
                                      ===================       =====================

See accompanying notes.

               Canada Life of New York Variable Annuity Account 1

                          Notes to Financial Statements

                                December 31, 2001

1. Organization

Canada Life of New York Variable Annuity Account 1 ("Variable Annuity Account 1") was established on September 13, 1989 as a separate investment account of Canada Life Insurance Company of New York ("CLNY" or the "Company") to receive and invest premium payments under variable annuity policies issued by CLNY. Variable Annuity Account 1 is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of Variable Annuity Account 1 are invested in the following diversified open-end management investment companies: Fidelity Investments Variable Insurance Products Fund ("Fidelity"), Seligman Portfolios, Inc. ("Seligman"), Alger American Fund ("Alger American"), and Montgomery Funds III ("Montgomery"). Additionally, assets are invested in Dreyfus Variable Investment Fund ("Dreyfus"), an open-ended, non-diversified, management investment company and Berger Institutional Products Trust ("Berger"). Variable Annuity Account 1 commenced operations on December 4, 1989.

The assets of Variable Annuity Account 1 are the property of CLNY. The portion of Variable Annuity Account 1 assets applicable to the policies will not be charged with liabilities arising out of any other business that CLNY may conduct.

2. Significant Accounting Policies

Investments

Investments in shares of Fidelity, Seligman, Alger American, Montgomery, Dreyfus, and Berger are valued at the reported net asset values of the respective portfolios. Realized gains and losses are computed on the basis of average cost. The difference between cost and current market value of investments owned is recorded as an unrealized gain or loss on investments.

Dividends and Capital Gain Distributions

Dividends and capital gain distributions are recorded on the ex-dividend date and reflect the dividends declared by Fidelity, Seligman, Alger American, Montgomery, Dreyfus, and Berger from their accumulated net investment income and net realized investment gains. Dividends in the Fidelity VIP Money Market sub-account are declared daily and paid monthly. Dividends in all other sub-accounts are declared and paid annually. Dividends and capital gain distributions paid to Variable Annuity Account 1 are reinvested in additional shares of the respective sub-accounts at the net asset value per share.

               Canada Life of New York Variable Annuity Account 1

                                December 31, 2001

2. Significant Accounting Policies (continued)

Federal Income Taxes

Variable Annuity Account 1 is not taxed separately because the operations of Variable Annuity Account 1 will be included in the federal income tax return of CLNY, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code.

Other

Variable Annuity Account 1 has no contracts in payout (annuitization) period.

There are no amounts retained in Variable Annuity Account 1 by CLNY to protect against adverse mortality.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported therein. Actual results could differ from these estimates.

               Canada Life of New York Variable Annuity Account 1

                                December 31, 2001

3.   Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows:

                                                          Purchases      Sales
                                                         -----------------------
Fidelity Series
---------------
Asset Manager                                            $  280,865   $  235,270
Fidelity Growth                                             403,816      373,217
High Income                                                 112,591      121,868
Overseas                                                     88,535       47,034
Index 500                                                   474,117      440,841
Contrafund                                                  245,771      120,593
Growth Opportunities                                            179          660
Fidelity VIP Money Market                                   679,003      797,859
Fidelity VIP II Investment Grade Bond                       213,600      190,063
Seligman Series
---------------
Communications and Information                              526,979      377,802
Frontier                                                    140,344      122,766
Alger American Series
---------------------
Small Capitalization                                         82,968      114,298
Alger Growth                                                328,750      456,425
MidCap                                                      458,589      148,060
Leveraged AllCap                                            173,842      166,729
Dreyfus Series
--------------
Growth and Income                                           274,127      201,418
Socially Responsible                                         69,490       27,360
Capital Appreciation                                         59,828       55,565
Montgomery Series
-----------------
Emerging Markets                                                401        8,607
Variable Series Growth                                       14,048        8,074
Berger Series
-------------
Berger IPT International                                     54,677       66,104
Small Company Growth                                        178,273       39,288
                                                         -----------------------
                                                         $4,860,793   $4,119,901
                                                         =======================

               Canada Life of New York Variable Annuity Account 1

                                December 31, 2001

4.   Expenses and Related Party Transactions

CLNY assumes mortality and expense risks related to the operations of Variable Annuity Account 1 and deducts a daily charge from the net asset value of each sub-account equal to an effective annual rate of 1.25% for Class A and Class B. In addition, an effective annual rate of 0.15% of each sub-account is deducted as daily administration fees for Class B. Variable Annuity Account 1 also deducts an annual maintenance charge of $30 for each contract. The maintenance charge, which is recorded as transfers for contract benefits and terminations in the accompanying statements of changes in net assets, is waived on certain contracts.

               Canada Life of New York Variable Annuity Account 1

                                December 31, 2001

5.   Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2001 and 2000 were as follows:

                                             Fidelity Series
                           ----------------------------------------------------
                             Asset Manager    Fidelity Growth     High Income
                              Sub-Account       Sub-Account       Sub-Account
                           ----------------------------------------------------
                            2001      2000     2001     2000     2001     2000
                           ------   -------   ------   ------   ------   ------
Units Issued                8,678     9,795    4,984    3,547    3,326    1,363
Units Redeemed             (8,471)  (10,520)  (5,837)  (4,608)  (4,429)  (4,708)
                           ----------------------------------------------------

Net Increase (Decrease)       207      (725)    (853)  (1,061)  (1,103)  (3,345)
                           ====================================================

                                Overseas          Index            Contrafund
                              Sub-Account     500 Sub-Account     Sub-Account
                            ---------------------------------------------------
                             2001     2000     2001     2000     2001     2000
                            ------   ------   ------   ------   ------   ------
Units Issued                 1,972   10,922    3,076    2,565    9,238   11,390
Units Redeemed              (1,949)  (3,767)  (2,899)  (2,152)  (4,718)  (4,875)
                            ----------------------------------------------------

Net Increase (Decrease)         23    7,155      177      413    4,520    6,515
                            ===================================================

                             Growth                                   Fidelity VIP II Investment
                          Opportunities   Fidelity VIP Money Market          Grade Bond
                           Sub-Account          Sub-Account                  Sub-Account
                          ----------------------------------------------------------------------
                          2001    2000          2001      2000             2001     2000
                          ----   ------       -------   -------           ------   ------
Units Issued               --        --        44,671    82,054           10,030   15,021
Units Redeemed             (1)   (1,100)      (53,973)  (39,812)          (9,539)    (198)
                          ----------------------------------------------------------------------

Net Increase (Decrease)    (1)   (1,100)       (9,302)   42,242              491   14,823
                          ======================================================================

                                                     Seligman Series
                                           -----------------------------------
                                            Communications
                                            and Information       Frontier
                                              Sub-Account        Sub-Account
                                           -----------------------------------
                                             2001      2000     2001     2000
                                           -------   -------   ------   ------
Units Issued                                11,888    16,981    7,936    8,193
Units Redeemed                             (12,508)  (15,897)  (7,354)  (9,350)
                                           -----------------------------------

Net Increase (Decrease)                       (620)    1,084      582   (1,157)
                                           ===================================

               Canada Life of New York Variable Annuity Account 1

                                December 31, 2001

5.   Changes in Units Outstanding (continued)

                                                 Alger American Series
                                         --------------------------------------
                                         Small Capitalization    Alger Growth
                                              Sub-Account         Sub-Account
                                         --------------------------------------
                                             2001     2000        2001    2000
                                           ------   ------      ------   ------
Units Issued                                2,061    2,372       3,723    3,540
Units Redeemed                             (2,899)    (958)     (7,226)  (2,959)
                                         --------------------------------------

Net Increase (Decrease)                      (838)   1,414      (3,503)     581
                                         ======================================

                                                  MidCap        Leveraged AllCap
                                                Sub-Account       Sub-Account
                                              ----------------------------------
                                               2001     2000     2001     2000
                                              ------   ------   ------   ------
Units Issued                                   5,961    8,469    4,157    4,515
Units Redeemed                                (3,642)  (1,832)  (4,219)  (3,786)
                                              ---------------------------------

Net Increase (Decrease)                        2,319    6,637      (62)     729
                                              =================================

                                                 Dreyfus Series
                          ---------------------------------------------------------------
                          Growth and Income   Socially Responsible   Capital Appreciation
                             Sub-Account           Sub-Account           Sub-Account
                          ---------------------------------------------------------------
                            2001     2000         2001    2000          2001     2000
                           ------   ------       ------   ----         ------   ------
Units Issued                9,430    3,198        2,134    882          1,834    3,279
Units Redeemed             (7,389)  (3,006)        (818)  (136)        (1,676)  (1,177)
                           -----------------------------------------------------------

Net Increase (Decrease)     2,041      192        1,316    746            158    2,102
                           ===========================================================

                                                   Montgomery Series
                                       -----------------------------------------
                                       Emerging Markets   Variable Series Growth
                                          Sub-Account           Sub-Account
                                       -----------------------------------------
                                        2001     2000          2001   2000
                                       ------   ------         ----   ----
Units Issued                               63    2,019          508    142
Units Redeemed                         (1,130)  (2,391)        (526)    (1)
                                       -----------------------------------------

Net Increase (Decrease)                (1,067)    (372)         (18)   141
                                       =========================================

               Canada Life of New York Variable Annuity Account 1

                                December 31, 2001

5.   Changes in Units Outstanding (continued)

                                                 Berger Series
                                 -----------------------------------------------
                                 Berger IPT International   Small Company Growth
                                        Sub-Account             Sub-Account
                                 -----------------------------------------------
                                      2001     2000            2001     2000
                                     ------   ------          ------    -----
Units Issued                          4,545    8,785          10,154    5,904
Units Redeemed                       (6,006)  (6,089)         (2,518)    (298)
                                 -----------------------------------------------

Net Increase (Decrease)              (1,461)   2,696           7,636    5,606
                                 ===============================================

               Canada Life of New York Variable Annuity Account 1

                                December 31, 2001

6.   Financial Highlights

A summary of units outstanding and unit values for variable annuity contracts and the expense ratios, excluding expenses of the underlying sub-accounts, for each of the last five years as of December 31, follows:

                                     Class A

                                    Net Assets
                                --------------------   Expenses as a % of
                     Units                                   Daily          Total
                  Outstanding   Unit Value   (000's)    Net Asset Values    Return
                  -----------   ----------   -------   ------------------   ------
Fidelity Series
Asset Manager
-------------
2001                  4,712      $ 27.38      $129            1.25%          -5.26%
2000                  4,804        28.90       139            1.25%          -5.12%
1999                  5,001        30.46       152            1.25%           9.73%
1998                  5,474        27.76       152            1.25%          13.58%
1997                  5,938        24.44       145            1.25%          19.16%

Fidelity Growth
---------------
2001                    815      $ 59.03      $ 48            1.25%         -18.68%
2000                  1,062        72.59        77            1.25%         -12.08%
1999                  1,471        82.56       121            1.25%          35.72%
1998                  2,323        60.83       141            1.25%          37.78%
1997                  3,463        44.15       153            1.25%          21.93%

Overseas
--------
2001                     --      $    --      $ --              --              --
2000                     --           --        --              --              --
1999                    177        32.42         6            1.25%          40.90%
1998                    177        23.01         4            1.25%          11.32%
1997                    296        20.67         6            1.25%          10.18%

Index 500
---------
2001                     78      $144.64      $ 11            1.25%         -13.20%
2000                     78       166.63        13            1.25%         -10.42%
1999                    345       186.02        64            1.25%          19.01%
1998                    378       156.30        59            1.25%          26.73%
1997                    280       123.33        35            1.25%          31.05%

               Canada Life of New York Variable Annuity Account 1

                                December 31, 2001

6.   Financial Highlights (continued)

                                     Class A

                                                  Net Assets
                                            --------------------   Expenses as a % of
                                 Units                                   Daily          Total
                              Outstanding   Unit Value   (000s)     Net Asset Values    Return
                              -----------   ----------   ------    ------------------   ------
Fidelity Series (continued)
Contrafund (1)
----------
2001                               259        $25.47      $  7            1.25%         -13.34%
2000                               260         29.39         8            1.25%          -7.78%
1999                                --            --        --              --              --
1998                                --            --        --              --              --

Fidelity VIP Money Market
-------------------------
2001                                57        $14.71      $  1            1.25%           2.94%
2000                                57         14.29         1            1.25%           4.69%
1999                            12,519         13.65       171            1.25%           3.10%
1998                                57         13.24         1            1.25%           3.52%
1997                               245         12.79         3            1.25%           3.65%

Fidelity VIP II Investment
--------------------------
   Grade Bond
   ----------
2001                               243        $19.99      $  5            1.25%           7.13%
2000                                --            --        --              --              --
1999                               515         16.90         9            1.25%          -5.00%
1998                               849         17.79        15            1.25%           7.62%
1997                               517         16.53         9            1.25%           6.78%

Seligman Series
Communications and
------------------
   Information
   -----------
2001                             4,535        $29.94      $136            1.25%           4.03%
2000                             4,142         28.78       119            1.25%         -36.98%
1999                             4,946         45.67       226            1.25%          83.49%
1998                             7,115         24.89       177            1.25%          34.83%
1997                            10,100         18.46       186            1.25%          20.65%

Frontier
--------
2001                                --        $   --      $ --              --              --
2000                                --            --        --              --              --
1999                               160         21.88         4            1.25%          15.16%
1998                             1,827         19.00        35            1.25%          -2.71%
1997                             2,633         19.53        51            1.25%          14.88%

(1) Contrafund Class A commenced operations on May 1, 1998. 1998 results not annualized.

               Canada Life of New York Variable Annuity Account 1

                                December 31, 2001

6.   Financial Highlights (continued)

                                     Class A

                                            Net Assets
                                      --------------------   Expenses as a % of
                           Units                                   Daily          Total
                        Outstanding   Unit Value   (000s)    Net Asset Values     Return
                        -----------   ----------   ------    ------------------   ------
Alger American Series
Small Capitalization
--------------------
2001                         --         $   --       $--              --              --
2000                         --             --        --              --              --
1999                         --             --        --              --              --
1998                         --             --        --              --              --
1997                         13          45.61         1            1.25%          10.01%

Alger Growth
------------
2001                        329         $62.39       $21            1.25%         -12.91%
2000                        329          71.64        24            1.25%         -15.83%
1999                        329          85.11        28            1.25%          32.08%
1998                        330          64.44        21            1.25%          46.26%
1997                        330          44.06        15            1.25%          24.18%

Leveraged Allcap
----------------
2001                         --         $   --       $--              --              --
2000                        489          45.88        22            1.25%         -25.76%
1999                        489          61.80        30            1.25%          75.87%
1998                         --             --        --              --              --
1997                         --             --        --              --              --

               Canada Life of New York Variable Annuity Account 1

                                December 31, 2001

6.   Financial Highlights (continued)

                                     Class B

                                      Net Assets
                                --------------------   Expenses as a % of
                     Units                                   Daily          Total
                  Outstanding   Unit Value   (000s)     Net Asset Values    Return
                  -----------   ----------   ------    ------------------   ------
Fidelity Series
Asset Manager
-------------
2001                17,765       $ 26.87      $  477          1.40%          -5.42%
2000                17,466         28.41         496          1.40%          -5.27%
1999                17,994         29.99         540          1.40%           9.53%
1998                19,039         27.38         521          1.40%          13.47%
1997                11,980         24.13         289          1.40%          18.98%

Fidelity Growth
---------------
2001                12,878       $ 57.69      $  743          1.40%         -18.80%
2000                13,483         71.05         958          1.40%         -12.21%
1999                14,135         80.93       1,144          1.40%          35.52%
1998                 6,854         59.72         409          1.40%          37.54%
1997                 6,830         43.42         297          1.40%          21.76%

High Income
-----------
2001                 6,151       $ 23.86      $  147          1.40%         -12.95%
2000                 7,255         27.41         199          1.40%         -23.56%
1999                10,600         35.86         380          1.40%           6.66%
1998                11,141         33.62         375          1.40%          -5.67%
1997                 8,696         35.64         310          1.40%          16.02%

Overseas
--------
2001                13,445       $ 19.71      $  265          1.40%         -22.28%
2000                13,422         25.36         340          1.40%         -20.23%
1999                 6,090         31.79         194          1.40%          40.66%
1998                 2,770         22.60          63          1.40%          11.17%
1997                 3,622         20.33          74          1.40%          10.01%

Index 500
---------
2001                 4,794       $142.62      $  684          1.40%         -13.33%
2000                 4,617        164.56         760          1.40%         -10.56%
1999                 3,937        183.98         724          1.40%          18.83%
1998                 3,315        154.82         513          1.40%          26.54%
1997                 1,031        122.35         126          1.40%          30.86%

               Canada Life of New York Variable Annuity Account 1

                                December 31, 2001

6.   Financial Highlights (continued)

                                              Class B

                                                Net Assets
                                           -------------------   Expenses as a % of
                               Units                                   Daily          Total
                             Outstanding   Unit Value   (000s)    Net Asset Values    Return
                             -----------   ----------   ------   ------------------   ------
Fidelity Series (continued)
Contrafund (2)
----------
2001                           14,895        $25.20      $375          1.40%          -13.49%
2000                           10,374         29.13       302          1.40%           -7.90%
1999                            4,119         31.63       130          1.40%           22.50%
1998                            2,278         25.82        59          1.40%           13.52%

Growth Opportunities (3)
--------------------
2001                            2,629        $17.01      $ 45          1.40%          -15.63%
2000                            2,629         20.16        53          1.40%          -18.22%
1999                            3,729         24.65        92          1.40%            2.79%
1998                            2,456         23.98        59          1.40%           12.79%

Fidelity VIP Money Market
-------------------------
2001                           32,883        $14.54      $478          1.40%            2.76%
2000                           42,185         14.15       597          1.40%            4.58%
1999                           63,055         13.53       853          1.40%            2.89%
1998                           32,283         13.15       425          1.40%            3.38%
1997                           11,585         12.72       147          1.40%            3.50%

Fidelity VIP II Investment
--------------------------
   Grade Bond
   ----------
2001                           15,071        $19.76      $298          1.40%            6.93%
2000                           14,823         18.48       274          1.40%           10.33%
1999                           15,334         16.75       257          1.40%           -5.15%
1998                            9,781         17.66       173          1.40%            7.42%
1997                              444         16.44         7          1.40%            6.61%

(2) Contrafund Class B commenced operations on May 1, 1998. 1998 results not annualized.
(3) Growth Opportunities Class B commenced operations on May 1, 1998. 1998 results not annualized.

               Canada Life of New York Variable Annuity Account 1

                                December 31, 2001

6. Financial Highlights (continued)

                                         Class B

                                           Net Assets
                                      -------------------   Expenses as a % of
                          Units                                   Daily          Total
                        Outstanding   Unit Value   (000s)    Net Asset Values    Return
                        -----------   ----------   ------   ------------------   ------
Seligman Series
Communications and
------------------
   Information
   -----------
2001                      26,628        $29.61     $  788         1.40%            3.86%
2000                      27,641         28.51        788         1.40%          -37.08%
1999                      25,753         45.31      1,167         1.40%           83.22%
1998                      20,485         24.73        507         1.40%           34.62%
1997                      13,507         18.37        248         1.40%           20.54%

Frontier
--------
2001                       7,656        $16.46     $  126         1.40%           -8.66%
2000                       7,074         18.02        127         1.40%          -17.00%
1999                       8,071         21.71        175         1.40%           14.99%
1998                      12,889         18.88        243         1.40%           -2.83%
1997                      11,185         19.43        217         1.40%           14.70%

Alger American Series
Small Capitalization
--------------------
2001                       3,931        $36.17     $  142         1.40%          -30.50%
2000                       4,769         52.04        248         1.40%          -28.20%
1999                       3,355         72.48        243         1.40%           41.42%
1998                       3,026         51.25        155         1.40%           13.91%
1997                       1,092         44.99         49         1.40%            9.84%

Alger Growth
------------
2001                       6,078        $61.19     $  372         1.40%          -13.05%
2000                       9,581         70.37        674         1.40%          -15.96%
1999                       9,000         83.73        754         1.40%           31.90%
1998                       8,636         63.48        548         1.40%           46.00%
1997                       3,675         43.48        160         1.40%           24.02%

               Canada Life of New York Variable Annuity Account 1

                                December 31, 2001

6. Financial Highlights (continued)

                                            Class B

                                              Net Assets
                                         -------------------   Expenses as a % of
                             Units                                   Daily          Total
                           Outstanding   Unit Value   (000s)    Net Asset Values    Return
                           -----------   ----------   ------   ------------------   ------
Alger American Series
(continued)
MidCap
------
2001                         11,564        $39.44      $456          1.40%           -7.85%
2000                          9,245         42.80       396          1.40%            7.67%
1999                          2,608         39.75       104          1.40%           30.03%
1998                          2,394         30.57        73          1.40%           28.50%
1997                          1,508         23.79        36          1.40%           13.39%

Leveraged AllCap
----------------
2001                          5,629        $37.70      $212          1.40%          -17.11%
2000                          5,202         45.48       237          1.40%          -25.87%
1999                          4,473         61.35       274          1.40%           75.59%
1998                          3,445         34.94       120          1.40%           55.63%
1997                            965         22.45        22          1.40%           18.03%

Dreyfus Series
Growth and Income
-----------------
2001                         12,416        $28.96      $360          1.40%           -7.15%
2000                         10,375         31.19       324          1.40%           -5.11%
1999                         10,183         32.87       335          1.40%           15.25%
1998                          7,983         28.52       228          1.40%           10.24%
1997                          3,658         25.87        95          1.40%           14.62%

Socially Responsible
--------------------
2001                          6,128        $29.49      $181          1.40%          -23.66%
2000                          4,812         38.63       186          1.40%          -12.26%
1999                          4,066         44.03       179          1.40%           28.26%
1998                          4,879         34.33       167          1.40%           27.57%
1997                          2,356         26.91        63          1.40%           26.69%

Capital Appreciation (4)
--------------------
2001                          3,429        $34.14      $117          1.40%          -10.58%
2000                          3,271         38.18       125          1.40%           -2.03%
1999                          1,169         38.97        46          1.40%            9.90%
1998                             --            --        --            --               --

(4) Capital Appreciation Class B commenced operations on May 1, 1998. 1998 results not annualized.

               Canada Life of New York Variable Annuity Account 1

                                December 31, 2001

6. Financial Highlights (continued)

                                              Class B

                                                Net Assets
                                           -------------------   Expenses as a % of
                               Units                                   Daily          Total
                             Outstanding   Unit Value   (000s)    Net Asset Values    Return
                             -----------   ----------   ------   ------------------   ------
Montgomery Series
Emerging Markets
----------------
2001                           12,066        $ 6.69      $ 81          1.40%           -8.23%
2000                           13,133          7.29        96          1.40%          -29.57%
1999                           13,505         10.35       140          1.40%           62.48%
1998                              789          6.37         5          1.40%          -38.39%
1997                            1,763         10.34        18          1.40%           -1.90%

Variable Series Growth (5)
----------------------
2001                            3,511        $13.61      $ 48          1.40%          -21.83%
2000                            3,529         17.41        61          1.40%          -10.35%
1999                            3,388         19.42        66          1.40%           19.14%
1998                            7,000         16.30       114          1.40%            1.49%
1997                            6,254         16.06       100          1.40%           23.26%

Berger Series
IPT International (6)
-----------------
2001                            5,269        $10.02      $ 53          1.40%          -21.41%
2000                            6,730         12.75        86          1.40%          -11.40%
1999                            4,034         14.39        58          1.40%           29.41%
1998                            1,525         11.12        17          1.40%           14.52%
1997                               --            --        --            --               --

Small Company
-------------
Growth (7)
------
2001                           18,112        $13.51      $245          1.40%          -34.42%
2000                           10,476         20.60       216          1.40%           -7.83%
1999                            4,870         22.35       109          1.40%           88.77%
1998                               --            --        --            --               --

(5) Variable Series Growth Class B commenced operations on May 1, 1997. 1997 results not annualized.
(6) IPT International Class B commenced operations on May 1, 1997. 1997 results not annualized.
(7) Small Company Growth Class B commenced operations on May 1, 1998. 1998 results not annualized.

                        CANADA LIFE INSURANCE COMPANY OF
                                    NEW YORK

                       2001 STATUTORY FINANCIAL STATEMENTS

                       With Report of Independent Auditors

                                ACTUARY'S REPORT


To the Shareholder, Directors and Policyholders of Canada Life Insurance Company of New York:

I have made the valuation of policy benefit liabilities of Canada Life Insurance Company of New York for its balance sheet at December 31, 2001, and its statement of operations for the year ended December 31, 2001. I have also reviewed the valuation of policy benefit liabilities of Canada Life Insurance Company of New York for its balance sheet at December 31, 2000, and its statement of operations for the year ended December 31, 2000 and 1999.


In my opinion:

     (i) The actuarial reserves are computed in accordance with accepted actuarial standards consistently applied, meet the requirements of the Insurance Law and regulation of the State of New York, and are at least as great as the minimum aggregate amounts required by the State of New York; and

     (ii) The policy benefit liabilities, when considered in light of the assets held by the Company with respect to such liabilities, make adequate provision for the anticipated cash flows required by the contractual obligations of the Company under the terms of its policies.



                                                 /s/ Stephen J. Rulis
Atlanta, Georgia                                 -------------------------------
April 2, 2002                                    Stephen Joseph Rulis, FSA, MAAA
                                                 Actuary

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK

                         Statutory Financial Statements

                                December 31, 2001



                                    Contents

Report of Independent Auditors .............................................   1

Statutory Balance Sheets....................................................   2

Statutory Statements of Operations..........................................   3

Statutory Statements of Capital and Surplus.................................   4

Statutory Statements of Cash Flows..........................................   5

Notes to Statutory Financial Statements.....................................   6

                         REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

To the Shareholder, Directors and Policyholders of
Canada Life Insurance Company of New York

We have audited the accompanying statutory balance sheets of Canada Life Insurance Company of New York (the "Company") as at December 31, 2001 and 2000, and the related statutory statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with Canadian generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.

As described in Note B to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are also described in Note B. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Canada Life Insurance Company of New York as at December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Canada Life Insurance Company of New York at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York.

As discussed in Note B to the financial statements, in 2001, the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Department of the State of New York.


                                                           /s/ Ernst & Young LLP
                                                           ---------------------
Toronto, Canada
April 2, 2002                                              Chartered Accountants

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
                            STATUTORY BALANCE SHEETS
                   [in thousands of dollars except share data]

At December 31                                                   2001       2000
----------------------------------------------------------------------------------
ADMITTED ASSETS
Investments [note C]
  Bonds                                                        $151,910   $149,734
  Mortgage loans                                                 96,538     93,165
  Common stocks                                                  10,478     12,509
  Policy loans                                                   12,627     12,284
  Short-term investments                                          1,500      4,993
  Cash                                                              257        256
  Other invested assets                                             509      1,233
----------------------------------------------------------------------------------
Total cash and investments                                      273,819    274,174
  Investment income due and accrued                               3,380      3,530
  Deferred premiums and premiums in the course of collection      2,571      2,323
  Other assets                                                      908         --
  Assets held in Separate Accounts [note I]                      15,775     18,460
----------------------------------------------------------------------------------
Total admitted assets                                          $296,453   $298,487
==================================================================================

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities
Policy liabilities
  Life and annuity reserves                                    $229,880   $242,868
  Accident and health reserves                                      207        219
  Liability for deposit-type contracts                           14,673         --
  Policy and contract claims                                        160        825
  Dividends payable                                               2,371      2,400
  Policyholders' amounts left on deposit at interest                 --      2,495
  Other policy and contract liabilities                              --        180
----------------------------------------------------------------------------------
Total policy liabilities                                        247,291    248,987
  Asset valuation reserve                                         1,984      4,792
  Amounts payable to parent company [note H]                        503      1,737
  Interest maintenance reserve                                    3,839      1,087
  Miscellaneous liabilities                                       3,097      2,921
  Transfers to Separate Accounts due or accrued (net)              (262)      (308)
  Liabilities from Separate Accounts                             15,775     18,460
----------------------------------------------------------------------------------
Total liabilities                                               272,227    277,676
----------------------------------------------------------------------------------
Capital and surplus [note K]
  Common stock - $10.00 par value - authorized, issued and
     outstanding: 100,000 common shares                           1,000      1,000
  Paid-in surplus                                                 2,850      2,850
  Accumulated surplus                                            20,376     16,961
----------------------------------------------------------------------------------
Total capital and surplus                                        24,226     20,811
----------------------------------------------------------------------------------
Total liabilities and capital and surplus                      $296,453   $298,487
==================================================================================

See accompanying Notes.

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
                       STATUTORY STATEMENTS OF OPERATIONS
                            [in thousands of dollars]

Years ended December 31                                        2001      2000      1999
----------------------------------------------------------------------------------------
REVENUES
  Premiums for insurance and annuity considerations
   [note G]                                                  $18,841   $22,672   $25,535
  Considerations  for  supplementary  contracts and
     dividends  left on deposit                                   --        78       156
  Net investment income [note C]                              21,013    20,475    20,340
  Amortization of interest maintenance reserve                   252       200       219
  Reserve adjustments on reinsurance ceded                     2,183     2,123     2,160
  Other income                                                   326       834     1,029
----------------------------------------------------------------------------------------
Total revenues                                                42,615    46,382    49,439
----------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits paid or provided to policyholders
  Annuity benefits                                            17,697    24,422    21,757
  Life                                                         7,693     8,746     8,987
  Accident and health                                             57        57        42
  Supplementary contracts and dividends left on deposit           --       264       678
  Dividends to policyholders                                   2,329     1,818     2,234
  Interest on policy or contract funds                            --        96       209
  Interest and adjustments on policy or deposit-type
    contract funds                                               665        --        --
  Increase (decrease) in actuarial reserves                      398      (469)    3,417
----------------------------------------------------------------------------------------
Total benefits paid or provided to policyholders              28,839    34,934    37,324
----------------------------------------------------------------------------------------

  Commissions                                                  3,229     3,296     2,504
  General insurance expenses                                   6,341     6,635     6,241
  Taxes, licenses and fees                                       462       388       490
  Other disbursements                                           (378)      (82)      140
  Transfers (from) to Separate Accounts [note I]                (940)     (446)    2,472
----------------------------------------------------------------------------------------
Total benefits and expenses                                   37,553    44,725    49,171
----------------------------------------------------------------------------------------

  Gain from operations before federal income
     taxes and net realized capital gains                      5,062     1,657       268
   Federal income taxes [note E]                               1,749       923        31
----------------------------------------------------------------------------------------

  Gain from operations before
    net realized capital gains                                 3,313       734       237
  Net realized capital gains [note C]                            164       770       395
----------------------------------------------------------------------------------------

Net income                                                   $ 3,477   $ 1,504   $   632
----------------------------------------------------------------------------------------

See accompanying Notes.

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
                   STATUTORY STATEMENTS OF CAPITAL AND SURPLUS
                            [in thousands of dollars]

Years ended December 31                             2001       2000      1999
------------------------------------------------------------------------------

Common stock at beginning and end of year         $ 1,000    $ 1,000   $ 1,000

Paid-in surplus at beginning and end of year        2,850      2,850     2,850

Accumulated surplus at beginning of year           16,961     15,782    12,286
  Net income                                        3,477      1,504       632
  Change in surplus on account of:
     Net unrealized capital gains (losses)         (4,277)      (821)    1,891
     Asset valuation reserve                        2,808        325       492
     Prior year federal income tax adjustment          --        (44)      671
     Nonadmitted assets                               327        140      (191)
     Adjustment for gain in currency exchange           1         75         1
     Cumulative effect of changes in accounting
       principles [note B]                          1,079         --        --
------------------------------------------------------------------------------
Accumulated surplus at end of year                 20,376     16,961    15,782
------------------------------------------------------------------------------

Total capital and surplus                         $24,226    $20,811   $19,632
==============================================================================

See accompanying Notes.

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
                       STATUTORY STATEMENTS OF CASH FLOWS
                            [in thousands of dollars]

Years ended December 31                             2001      2000       1999
-------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums, policy proceeds, and other
    considerations                               $ 21,969   $ 26,161   $ 27,278
  Net investment income received                   19,767     18,113     18,797
  Benefits paid                                   (26,365)   (32,990)   (31,684)
  Insurance expenses paid                          (9,719)   (10,267)    (8,422)
  Dividends paid to policyholders                  (2,362)    (2,290)    (2,404)
  Federal income taxes paid                        (1,534)       708       (400)
  Other disbursements                                 145         38        (63)
  Net transfers from (to) Separate Accounts           986        458     (2,540)
-------------------------------------------------------------------------------
Net cash (used) provided by operations              2,887        (69)       562

INVESTING ACTIVITIES
   Proceeds from sales, maturities, or
     repayments of investments:
     Bonds                                         42,493     41,514     33,048
     Mortgage loans                                 6,514      6,864      9,958
     Equity and other investments                   1,769      3,771      1,992
   Cost of investments acquired:
     Bonds                                        (39,206)   (39,705)   (42,195)
     Mortgage loans                                (9,883)   (10,306)    (3,485)
     Equity and other investments                  (2,498)    (2,670)      (677)
   Change in policy loans                            (343)       469        217
   Taxes paid on capital gains                     (1,097)      (316)      (248)
-------------------------------------------------------------------------------
Net cash used by investments                       (2,251)      (379)    (1,390)

FINANCING AND MISCELLANEOUS ACTIVITIES
   Other uses                                      (4,128)      (111)    (4,175)
-------------------------------------------------------------------------------
Net decrease in cash and short-term investments    (3,492)      (559)    (5,003)

Cash and short-term investments - beginning of
  year                                              5,249      5,808     10,811
-------------------------------------------------------------------------------
Cash and short-term investments - end of year    $  1,757   $  5,249   $  5,808
===============================================================================

See accompanying Notes.

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE A

Nature of Operations. Canada Life Insurance Company of New York ("CLNY" or the
--------------------
"Company") was incorporated on June 7, 1971 in the State of New York and is a wholly-owned subsidiary of The Canada Life Assurance Company (CLA), a stock life and accident and health insurance company. CLNY sells individual life insurance and annuity products. These include participating whole life, universal life, individual payout and savings annuities, and individual variable annuities. The products sold are similar to those sold by CLNY's parent and by its affiliate, Canada Life Insurance Company of America, with variations as appropriate to meet the special requirements of the New York insurance regulations and the needs of the New York market.

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

NOTE B

Accounting Practices and Basis of Presentation. The accompanying statutory
----------------------------------------------
financial statements have been prepared in accordance with accounting principles prescribed or permitted by the Insurance Department of the State of New York, which practices differ from generally accepted accounting principles (GAAP).

Effective January 1, 2001, the State of New York required that insurance companies domiciled in the State of New York prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual - Version effective January 1, 2001 subject to any deviations prescribed or permitted by the State of New York insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual - Version effective January 1, 2001 are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to accumulated surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

As a result of these changes, the Company reported a change in accounting principle, as an increase to accumulated surplus, of $1,079,000 as of January 1, 2001. The entire adjustment relates to SSAP No. 28, Non-monetary Transactions. The $1,079,000 reflects the adjustment to restate the cost of common stock received in reciprocal transfers.

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE B

Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

The statutory accounting principles (SAP) followed by the Company differ from GAAP primarily as follows:

..    Investments: For SAP, all fixed maturities are reported at amortized cost less write-downs for certain temporary and other-than-temporary impairments, primarily based on their National Association of Insurance Commissioners (NAIC) rating. For SAP, the fair values of bonds and stocks are based on values specified by the NAIC versus a quoted or estimated fair value as required for GAAP.

     For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed maturity investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a component of shareholder's equity for those designated as available-for-sale.

     Credit tenant loans are classified as bonds for SAP and would be considered mortgage loans for GAAP.

     Realized gains and losses on investments for SAP are reported in income, net of tax. Under GAAP, realized capital gains and losses would be reported in the income statement on a pre tax basis in the period the asset is sold.

     An interest maintenance reserve (IMR) is established under SAP and serves to defer the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. The deferred gains and losses are amortized into investment income over the remaining period to maturity based on groupings of individual investments sold in one to ten-year time periods. GAAP does not have a similar concept.

     Under SAP, an asset valuation reserve (AVR) is established and represents a provision for market and credit based fluctuations in the statement value of invested assets. It is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance. The change in the AVR flows directly through surplus. Under GAAP a valuation allowance would be provided when there has been a decline in value deemed other-than-temporary, in which case the provision for such decline would be charged to earnings.

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE B

Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

     Valuation allowances, if necessary, are established for mortgage loans based on (1) the difference between the unpaid loan balance and the estimated fair value of the underlying real estate when such loans are determined to be in default as to scheduled payments and (2) a reduction to a maximum percentage of 75% of any loan to the value of the underlying real estate at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages. Under GAAP, valuation allowances would be established when the Company determines it is probable that it will be unable to collect all amounts due (both principal and interest) according to the contractual terms of the loan agreement. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus for SAP, rather than being included as a component of earnings as would be required for GAAP.

..    Policy Acquisition Costs: For SAP, the costs of acquiring and renewing business are expensed when incurred. Under GAAP, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

..    Nonadmitted Assets: Certain assets designated as "nonadmitted", principally software development costs, past due agents' balances and furniture and equipment, would be included in GAAP assets but are excluded from the SAP balance sheets with changes therein credited or charged directly to unassigned surplus.

..    Interest-Sensitive Life Insurance and Annuity Policies: Revenues for
     interest-sensitive life insurance and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

..    Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

..    Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. For SAP, commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as under GAAP.

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE B

Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

..    Federal Income Taxes: Federal income taxes for SAP are generally reported based on income, which is currently taxable. For New York domiciled companies, deferred income taxes are not provided for differences between the financial statement amounts and tax bases of assets and liabilities as would be required under GAAP.

..    Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as required for GAAP.

..    Employee Benefits: For purposes of calculating the Company's pension and post-retirement benefit obligation, only vested participants and current retirees are included in the valuation for SAP. Under GAAP, active participants not currently eligible would also be included.

..    Statement of Cash Flows: Cash and short-term investments in the statement of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

..    Investments: Bonds, mortgage loans, common stocks, preferred stocks, policy loans, short-term investments and derivative instruments are stated at values prescribed by the NAIC, as follows:

     Bonds not backed by other loans, loan-back bonds and structured securities are stated at amortized cost using the yield method including anticipated future cash flows and anticipated prepayments. Cash flows are updated periodically to reflect prepayments. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective adjustment method.

     Mortgage loans on real estate are stated at amortized cost using the straight-line method.

     Common stocks are stated at fair value.

     Policy loans are carried at the aggregate unpaid balance.

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE B

Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

     Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying values reported in the balance sheet are at cost which approximates fair value.

     The Company utilizes derivative instruments where appropriate in the management of its asset/liability matching and to hedge against fluctuations in interest rates and foreign exchange rates. Options are valued at amortized cost. Futures are marked-to- market daily and gains and losses are recognized currently in earnings.

..    Premiums: Premium revenues are recognized when due for other than interest-sensitive life insurance and annuities, which are recognized when received. Accident and health insurance premiums are earned pro-rata over the terms of the policies.

..    Separate Accounts: Separate Accounts are maintained to receive and invest premium payments under individual variable annuity policies issued by the Company. The assets and liabilities of the Separate Account are clearly identifiable and distinguishable from other assets and liabilities of the Company. The contractholder bears the investment risk. Separate Account assets are reported at fair value. The operations of the Separate Accounts are not included in the accompanying financial statements.

..    Life Insurance and Annuity Reserves: The Company waives deduction of deferred fractional premium upon death of the insured for all issues and returns any portion of the final premium beyond the date of death from 1980 and later issues. For all policies, the Company's reserves are calculated on a continuous basis. Some policies promise a surrender value in excess of the reserve as legally computed. This excess is calculated on a policy by policy basis.

     Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction. For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is 45% of the gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated at the excess of the reserve based on rated mortality over that based on standard mortality. The basis was CA 58-64 M Ult. 3-1/2%. All substandard annuities are valued at their true ages.

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE B

Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

     At the end of 2001, the Company had $698,552,000 of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of New York. Reserves to cover the above insurance were $7,096,000 at December 31, 2001. Tabular interest and tabular cost have been determined from the basic data for the calculation of policy reserves. Tabular less actual reserves released and tabular interest on funds not involving life contingencies have been determined by formula.

..    Policy and Contract Claims: Liabilities for policy and contract claims are determined using case-basis evaluations and statistical analyses. These liabilities represent estimates of the ultimate expected cost of incurred claims. Any required revisions in these estimates are included in operations in the period when they are determined.

..    Federal Income Tax: Federal income taxes are provided based on an estimate of the amount currently payable which may not bear a normal relationship to pre-tax income because of timing and other differences in the calculation of taxable income.

..    Policyholder Dividends: Annual policyholder dividends are calculated using either the contribution method or a modified experience premium method. These methods distribute the aggregate divisible surplus among policies in the same proportion as the policies are considered to have contributed to divisible surplus. A proportion of income and surplus is allocated to participating policies based on various allocation bases.

..    Reclassifications: Certain prior period amounts in the Company's statutory-basis financial statements have been reclassified to conform to the 2001 financial statement presentation.

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE C

Investments. The fair value for fixed maturities is based on values specified by
-----------
the NAIC. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. The NAIC does not specify fair values for mortgage/asset-backed bonds, therefore carrying value is equal to fair value. The carrying value and the fair value of investments in bonds are summarized as follows (in thousands of dollars):

                                                  December 31, 2001
                                  ------------------------------------------------
                                                   Gross       Gross
                                     Carrying   Unrealized   Unrealized    Fair
                                       Value       Gains       Losses      Value
----------------------------------------------------------------------------------
U.S. government obligations       1  $ 22,203     $4,150         ($7)     $ 26,346
All other corporate bonds         2    87,890        802        (424)       88,268
Public utilities                  3     6,161         48          --         6,209
Mortgage/asset-backed securities  4    16,148         --          --        16,148
Foreign securities                5    19,508         84         (49)       19,543
----------------------------------------------------------------------------------
Total fixed maturities               $151,910     $5,084       ($480)     $156,514
==================================================================================

                                                  December 31, 2000
                                   ---------------------------------------------
                                                Gross        Gross
                                   Carrying   Unrealized   Unrealized    Fair
                                     Value      Gains        Losses      Value
--------------------------------------------------------------------------------

U.S. government obligations        $ 43,241     $2,063      $     --    $ 45,304
All other corporate bonds            80,659        475        (1,529)     79,605
Public utilities                      4,186         23            --       4,209
Mortgage/asset-backed securities      9,547         --            --       9,547
Foreign securities                   12,101        124          (189)     12,036
--------------------------------------------------------------------------------
Total fixed maturities             $149,734     $2,685       ($1,718)   $150,701
================================================================================

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE C

Investments (continued).
-----------------------

The carrying value and fair value of fixed maturity investments at December 31, 2001, by contractual maturity, are shown below (in thousands of dollars). Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. In addition, Company requirements may result in sales before maturity.

                                   Carrying Value   Fair Value
--------------------------------------------------------------

In 2002                               $  2,660       $  2,676
In 2003 - 2006                          24,573         24,894
In 2007- 2011                           32,941         33,190
2012 and after                          75,588         79,606
Mortgage/asset-backed securities        16,148         16,148
--------------------------------------------------------------
Total fixed maturities                $151,910       $156,514
==============================================================

At December 31, 2001 and 2000, bonds with an admitted asset value of $285,000 were on deposit with state insurance departments to satisfy regulatory requirements.

During 2001, the maximum and minimum lending rates for commercial mortgage loans were 10.25% and 5.99%, respectively. Fire insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. During 2001, the Company did not reduce interest rates on any outstanding mortgage loan. Mortgages held by the Company on which interest was more than one year overdue at December 31, 2001 and 2000 was $0.

Mortgage loans are typically collateralized by the related properties and the loan-to-value ratios at the date of loan origination generally do not exceed 75%. The Company's exposure to credit loss in the event of non-performance by the borrowers, assuming that the associated collateral proved to be of no value, is represented by the outstanding principal and accrued interest balances of the respective loans. Nonadmitted mortgage loans decreased by $17,000 in 2001 and increased by $81,000 in 2000.

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE C

Investments (continued).
------------------------

Major categories of CLNY's net investment income for years ended December 31 are summarized as follows (in thousands of dollars):

                                               2001          2000          1999
--------------------------------------------------------------------------------
Income:
  Fixed maturities                           $11,384       $11,349       $10,535
  Equity securities                              174           150           223
  Mortgage loans                               8,664         8,271         9,011
  Short-term investments                         124           386           331
  Policy loans                                   844           854           694
  Amortization of IMR                            252           200           219
  Other income                                    39            34           260
--------------------------------------------------------------------------------
Total investment income                       21,481        21,244        21,273
Less:  investment expenses                       216           569           714
--------------------------------------------------------------------------------
Net investment income                        $21,265       $20,675       $20,559
================================================================================

Due and accrued income was excluded from investment income on mortgage loans in foreclosure or delinquent more than ninety days. The total amount excluded as of December 31, 2001, 2000 and 1999 was $0.

CLNY uses the grouped method of computing the IMR amortization for interest-related gains and losses arising from the sale of fixed income investments. The method is unchanged from prior years.

Realized capital gains (losses) for years ended December 31 are reported net of federal income taxes and amounts transferred to the IMR and are summarized as follows (in thousands of dollars):

                                              2001           2000          1999
--------------------------------------------------------------------------------
Fixed maturities:
  Gross gains                                $ 5,028        $  567        $ 867
  Gross losses                                  (342)         (167)        (648)
                                             -----------------------------------
    Total fixed maturities                     4,686           400          219
Equity securities:
  Gross gains                                    616         1,901          819
  Gross losses                                  (303)         (717)        (328)
                                             -----------------------------------
    Total equity securities                      313         1,184          491
Derivative instruments                           (82)         (681)         216
                                             -----------------------------------
                                               4,917           903          926
Income tax expense                            (1,750)         (316)        (248)
Transfer from (to) IMR                        (3,003)          183         (283)
--------------------------------------------------------------------------------
Net realized capital gains                   $   164        $  770        $ 395
================================================================================

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE C

Investments (continued).
------------------------

Proceeds from sales and maturities of fixed maturity investments for the years ended December 31, 2001, 2000 and 1999 were $42,493,000, $41,514,000 and
$33,048,000, respectively.

Unrealized capital gains (losses) for equity securities are recorded directly to surplus. The change in the unrealized gains (losses) on equity securities was ($3,661,000), ($740,000) and $1,887,000 for the years ended December 31, 2001,
2000 and 1999, respectively. The accumulated gross unrealized gains (losses) on equity securities at December 31 are as follows (in thousands of dollars):

                                               2001          2000          1999
--------------------------------------------------------------------------------

Accumulated gross unrealized gains           $5,498        $8,868        $9,704
Accumulated gross unrealized losses            (342)          (51)         (147)
--------------------------------------------------------------------------------
Net unrealized gains                         $5,156        $8,817        $9,557
================================================================================

Futures: The Company's policies on market risk contain both the interest rate exposure and foreign currency exposure. Interest rate risk is the risk of loss due to changing interest rates when the futures cash flows from the assets supporting the liabilities do not match the timing and the amount of the expected policy obligation payments. Foreign currency risk is the potential for losses resulting from adverse movements in foreign exchange rates in relation to the local currency.

The futures program does not expose the Company to credit risk, since the counterparty is either a securities exchange or a clearinghouse. In order to participate in the futures markets, the Company is required to post initial margin that is equal to a small fraction of the market value of the underlying interest at the inception of the contract. When the Company is required to post margin (cash requirements), it posts it in T-Bills.

The Company's objective for using futures contracts is to protect margins by reducing the risk of changes in interest rates on its investment securities and to lock in spreads on committed loans.

Futures are marked-to-market daily, and gains and losses are recognized currently in earnings.

Swaps: The Company did not hold any currency swaps at December 31, 2001.

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE D

Concentration of Credit Risk. At December 31, 2001, CLNY held unrated or
----------------------------
less-than-investment grade corporate bonds of $5,830,000, with an aggregate fair value of $5,643,000. These holdings amounted to 3.8% of the bond portfolio and 2.0% of CLNY's total admitted assets. The portfolio is well diversified by industry.

CLNY's mortgage portfolio is well diversified by region and property type with 20% in California (book value - $18,846,000), 13% (book value - $12,158,000) in
Pennsylvania, and with investments in the remainder of the states less than 10%. The investments consist of first mortgage liens. The mortgage outstanding on any individual property does not exceed $1,000,000.

NOTE E

Federal Income Taxes. The statutory federal income tax provision amount at the
--------------------
statutory rate of 35% for 2001, 2000 and 1999 differs from the effective tax provision amount for years ended December 31 as follows (in thousands of dollars):

                                                   2001        2000       1999
--------------------------------------------------------------------------------

Computed income taxes at statutory rate           $1,772      $ 580      $  94
Increase (decrease) in income taxes resulting
  from:
  Policyholder dividends                             (12)      (174)       (49)
  Actuarial reserves                                  48        286         55
  Deferred acquisition cost tax                      150        209         76
  Accrual of bond discount                           (13)       (26)       (24)
  Other                                             (196)        48       (121)
--------------------------------------------------------------------------------
Federal income taxes                              $1,749      $ 923      $  31
================================================================================

At December 31, 2001 and 2000, the federal income tax payable was $1,375,000 and $507,000, respectively.

Income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses are $3,499,000, $1,109,000 and $323,000 for 2001, 2000 and 1999, respectively.

The Company's federal income tax return is not consolidated with those of any other entity or entities.

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE F

Participating Insurance. Participating insurance accounted for 53%, 76% and 85%
-----------------------
of total ordinary insurance in force, and premium income from ordinary life participating policies amounted to 62%, 75% and 95% of total life insurance premiums during 2001, 2000 and 1999, respectively.

NOTE G

Reinsurance. CLNY reinsures a portion of its life and accident and health
-----------
insurance and annuity product risks with other insurance companies, principally CLA, in order to minimize its exposure to loss. To the extent that any reinsuring companies are unable to meet their obligations under the reinsurance agreements, CLNY would remain liable.

Various reinsurance agreements exist between CLNY and CLA, primarily in the form of yearly renewable term treaties for life insurance and coinsurance for annuities. The effect of reinsurance on premiums and annuity considerations earned for years ended December 31 follow (in thousands of dollars):

                                              2001          2000           1999
--------------------------------------------------------------------------------

Direct premiums                            $   29,041     $ 30,282     $ 33,805
Premiums ceded                                (10,200)      (7,610)      (8,270)
--------------------------------------------------------------------------------
Net premiums and annuity considerations    $   18,841     $ 22,672     $ 25,535
================================================================================

Benefits ceded                             $    2,482     $  1,084     $    338
Life insurance in force ceded              $1,156,000     $861,000     $824,000
================================================================================

NOTE H

Related Party Transactions. CLNY and CLA have an agreement to provide services
--------------------------
for each other. For the years ended December 31, 2001, 2000 and 1999, the net cost of these services to the Company amounted to $2,621,000, $3,198,000 and $1,625,000, respectively. At December 31, 2001 and 2000, the amounts payable to CLA were $503,000 and $1,737,000, respectively.

Effective November 8, 2000, the Company entered into an agreement with its parent, CLA, in which the parent guarantees the Company's policyholder liabilities. The Company's policyholder liabilities at December 31, 2001 and 2000 were $247,291,000 and $248,987,000, respectively.

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE I

Separate Accounts. The Company's non-guaranteed Separate Accounts represent
-----------------
primarily funds invested in variable annuity policies issued by the Company. The assets of these funds are invested in shares of either six unaffiliated management investment companies or, prior to July 2000, in funds managed by CL Capital Management, Inc., an investment management affiliate.

Premiums or deposits for years ended December 31, 2001, 2000 and 1999 were $726,000, $1,769,000 and $4,316,000, respectively. Total reserves were $15,513,000 and $18,152,000 at December 31, 2001 and 2000, respectively. All reserves were subject to discretionary withdrawal, at fair value, with a surrender charge of up to 6%.

A reconciliation of the amounts transferred to and from the Separate Accounts for years ended December 31 is presented below (in thousands of dollars):

                                                2001         2000         1999
--------------------------------------------------------------------------------
Transfers as reported in the Summary of
   Operations of the Separate Accounts
   statement:
    Transfers to Separate Accounts            $   726      $ 1,769      $ 4,316
    Transfers from Separate Accounts           (1,648)      (2,281)      (1,991)
--------------------------------------------------------------------------------
Net transfers (from) to Separate Accounts        (922)        (512)       2,325

    Gains/(losses) transferred                    (18)          66          147
--------------------------------------------------------------------------------
Transfers as reported in the Summary of
   Operations of the Life, Accident and
   Health Annual Statement                     ($ 940)      ($ 446)     $ 2,472
================================================================================

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE J

Annuity Reserves and Deposit Fund Liabilities. CLNY's withdrawal characteristics
---------------------------------------------
for annuity reserves and deposit fund liabilities at December 31 are summarized as follows (in thousands of dollars):

                                                        Amount         Percent of Total
                                                 --------------------------------------
                                                   2001       2000       2001    2000
---------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
    At book value less surrender
    charge of 5% or more                         $ 20,447   $ 22,515     13.4%   14.4%

    Subject to discretionary
    withdrawal without adjustment
    at book value (minimal or no
    charge or adjustment)                           2,347      4,179      1.5%    2.7%
Not subject to discretionary withdrawal           129,966    130,137     85.1%   82.9%
---------------------------------------------------------------------------------------
Total (gross)                                     152,760    156,831    100.0%  100.0%
Less: reinsurance ceded                                --         --
--------------------------------------------------------------------
Net annuity reserves and deposit fund
    liabilities                                  $152,760   $156,831
====================================================================

Reconciliation to Life & Accident & Health Annual Statement net annuity reserves and deposit fund liabilities at December 31 are summarized as follows (in thousands of dollars):

                                                               2001       2000
                                                             -------------------
Exhibit 8, Section B, Total (net)                            $138,570   $152,881
Exhibit 8, Section C, Total (net)                               2,366      2,580
Exhibit 8, Section G, (in part)                                    21        925
Exhibit 10, Column 1, Line 14                                  12,065         --
Exhibit 10, Columns 4 and 5, Line 19                               --        445
Page 3, Line 13                                                  (262)        --
                                                             -------------------
Total                                                        $152,760   $156,831
                                                             ===================

NOTE K

Capital and Surplus. Under applicable New York insurance law, the Company is
-------------------
required to maintain a minimum capital of $1,000,000 and surplus at least equal to 50% of such capital. At December 31, 2001, surplus was $23,226,000.

In New York, life insurance companies are not permitted to pay dividends without the prior approval of the Insurance Department of the State of New York.

At December 31, 2001, the Company's capital and surplus exceeded the NAIC's "Risk-Based Capital" requirements for life and health insurance companies.

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE L

Employee Benefits.
-----------------

Retirement Plan: CLA sponsors a consolidated defined benefit pension plan covering substantially all employees and certain agents. The benefits for the employees are based on years of service and the employee's compensation during the last five years of employment. The benefits for agents are based on the agent's commission earnings. CLA's funding policy is to contribute annually to the plan the contributions required under ERISA. Each subsidiary of CLA is charged with its share of the pension cost based on a percentage of payroll and commissions. During 2001 $27,000 of pension expense was recognized.

Post-retirement Benefits: In addition to pension benefits, the Company provides certain health care and life insurance benefits ("post-retirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company.

Post-retirement benefit cost for the year ended December 31, 2001 was $44,000. Post-retirement benefit cost includes the expected cost of post-retirement benefits for newly eligible or vested employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience. The Company made no contributions to the plan in 2001.

At December 31, 2001, the post-retirement benefit obligation for retirees and other fully eligible or vested plan participants was $254,000. The estimated cost of the benefit obligation for active employees was $71,000. The discount rate used in determining the accumulated post-retirement benefit obligation was 7.25% and the health care cost trend rate was 9%, graded to 5% over 10 years for the PPO option (preferred provider organization) and 8% graded to 5% over 10 years for the POS option (point of service).

The health care cost trend rate assumption has a significant effect on the amounts reported. To illustrate, increasing the assumed health care cost trend rates by one percentage point in each year would increase the post-retirement benefit obligation as of December 31, 2001 by $37,000 and the estimated eligibility cost and interest components of net periodic post-retirement benefit cost for 2001 by $4,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the post-retirement benefit obligation as of December 31, 2001 by $31,000 and the estimated eligibility cost and interest components of net periodic post-retirement benefit cost for 2001 by $4,000.

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE M

Fair Value of Financial Instruments. The fair value of certain financial
-----------------------------------
instruments along with their corresponding carrying values at December 31 follow (in thousands of dollars). As the fair value of all the Company's assets and liabilities is not presented, this information in the aggregate does not represent the underlying value of the Company.

                                2001                  2000
                         -------------------   -------------------
                          Fair      Carrying     Fair     Carrying   Valuation
                          Value      Value       Value     Value      Method
------------------------------------------------------------------------------
Financial Assets
----------------
  Fixed maturities       $156,514   $151,910   $150,701   $149,734       1
  Equity securities        10,478     10,478     12,509     12,509       1
  Mortgage loans          105,331     96,538    101,127     93,165       2
  Policy loans             12,627     12,627     12,284     12,284       3
  Futures                     124        124        260        260       4

Financial Liabilities
---------------------
  Investment-type
   insurance contracts     23,492     22,794     26,329     25,940       5
==============================================================================

1. Fair values are based on publicly quoted market prices at the close of trading on the last business day of the year. In cases where publicly quoted prices are not available, fair values are based on estimates using values obtained from independent pricing services, or, in the case of private placements, by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

2. Fair values are estimated using discounted cash flow analysis based on interest rates currently being offered for similar credit ratings.

3.   Carrying value approximates fair value.

4. Fair values for futures contracts and options that have not settled are based on current settlement values.

5. Fair values for liabilities under investment-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE N

Premium and Annuity Considerations Deferred and Uncollected. CLNY's deferred and
-----------------------------------------------------------
uncollected life insurance premiums and annuity considerations at December 31 were as follows (in thousands of dollars):

                                                    Gross        Net of Loading
                                              ---------------------------------
                                               2001     2000     2001     2000
-------------------------------------------------------------------------------
Ordinary new business                         $  171   $   84   $   70   $   59
Ordinary renewal                               2,581    2,867    2,496    2,244
Group life                                         5       19        5       19
Group annuity                                     --        1       --        1
-------------------------------------------------------------------------------
Total                                         $2,757   $2,971   $2,571   $2,323
-------------------------------------------------------------------------------

NOTE O

Transfer and Servicing of Financial Assets.
------------------------------------------

The Company lends its own securities to increase portfolio returns. Lending activities are covered by the Investment Policy: borrowers must be approved by the Company, standards for collateral must be met, and aggregate collateral value must be maintained at a minimum of 102% of the fair value of the securities loaned. Securities on loan at December 31, 2001 amounted to $22,754,000 aggregated as follows (in thousands of dollars):

     Securities Description        Fair Value
     ----------------------        ----------
US treasury strips                   $17,333
US treasury bonds                      1,045
US treasury notes                      4,376
                                     -------
Total                                $22,754
                                     =======

NOTE P

Contingencies. The Company has been named in various pending legal proceedings
-------------
considered to be ordinary routine litigation incidental to the business of the Company. The Company believes contingent liabilities arising from litigation, income taxes and other matters will not have a material adverse effect on the Company's future results of operations or financial position.

PART C OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

All required financial statements are included in Part B of this registration statement.

(b) Exhibits

     (1) Resolution of the Board of Directors of Canada Life Insurance Company of New York (CLNY) authorizing establishment of the Variable Account/1/

     (2)  Not applicable.

     (3)  (a)  Form of Distribution Agreement/1/
          (b)  (i) Form of Selling Agreement/1/
          (b)  (ii) Amendment to Form of Selling Agreement/2/
          (b)  (iii) Amendment to Form of Selling Agreement/4/

     (4)  (a)  Form of Annuity Policy/3/
          (b)  Riders and Endorsements/2/

     (5)  Form of Application/3/

     (6)  (a)  Certificate of Incorporation of CLNY/1/
          (b)  By-Laws of CLNY/1/
          (c) Amendment to the By-laws of Canada Life Insurance Company of New York passed by the Board November 19, 1993/1/
          (d) Amendment to the By-laws of Canada Life Insurance Company of New York passed by the Board September 4, 1997/2/

     (7)  Not applicable

     (8) (a) Participation Agreement Between Dreyfus Corporation and Canada Life Insurance Company of New York/1/

          (b) Participation Agreement Between Montgomery Asset Management, L.P. and Canada Life Insurance Company of New York/1/

          (c) Participation Agreement Between Fred Alger and Company, Inc. and Canada Life Insurance Company of New York/1/

          (d) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Canada Life Insurance Company of New York/2/

          (e) Participation Agreement Among Berger Institutional Products Trust and Canada Life Insurance Company of New York/1/

          (f) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Canada Life Insurance Company of New York/2/

          (g) Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Canada Life Insurance Company of New York/2/

          (h) Participation Agreement Among Berger Institutional Products Trust, Berger Associates, Inc. and Canada Life Insurance Company of New York/2/

          (i) Participation Agreement Between Canada Life Insurance Company of New York and The Dreyfus Socially Responsible Growth Fund, Inc./2/

          (j) Participation Agreement Between Canada Life Insurance Company of New York and Dreyfus Variable Investment Fund/2/

          (k) Amendment to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Canada Life Insurance Company of New York/2/

          (l) Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Canada Life Insurance Company of New York/2/

          (m) Amendment to Participation Agreement By and Among Canada Life Insurance Company of New York and Montgomery Funds III and Montgomery Asset Management, L.P./2/

          (n)  Service Agreement/1/

     (9)  Opinion and Consent of Counsel/1/

     (10) (a)  Consent of Counsel
          (b)  Consent of Independent Counsel
          (c)  Consent of Independent Auditors

     (11) No items are omitted from Item 23.

     (12) Not applicable.

     (13) Sample Performance Data Calculation/2/

     (14) (a)  Powers of Attorney./5/

     (14) (b)  Power of Attorney for H. A. Rachfalowski./6/

----------
1 Incorporated herein by reference to exhibits filed with the Post-Effective Amendment No. 11 to this Registration Statement on Form N-4 (File No. 33-32199), filed on April 29, 1997.

2 Incorporated herein by reference to Post-Effective Amendment No. 12 to this Registration Statement on Form N-4 (File No. 33-32199), filed on April 30, 1998.

3 Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-55890), filed on February 12, 1999.

4 Incorporated herein by reference to Post-Effective Amendment No. 13 to this Registration Statement on Form N-4 (File No. 33-32199), filed on April 30, 1999.

5 Incorporated herein by reference to Post-Effective Amendment No. 14 to this Registration Statement on Form N-4 (File No. 33-32199), filed on May 1, 2000.

6 Incorporated herein by reference to Post-Effective Amendment No. 15 to this Registration Statement on Form N-4 (File No. 33-32199), filed on April 30, 2001.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address              Positions and Offices with Depositor
------------------------      ----------------------------------------------------------
   R. E. Beettam (2)          Director & Chairman of the Board
   P. R. McCadam (3)          President, Chief Operating Officer & Director
   S. J. Rulis (2)            Actuary & Director
   G. A. Petkau (2)           Financial Vice President
   L. M. Flater (2)           Assistant Vice-President - Taxation
   L. L. Ervin (2)            Assistant Vice President, Controller & Assistant Treasurer
   D. K. Cooper (3)           Director of Marketing
   R. A. Siebert (2)          Director of Group Sales
   J. G. Deskins (2)          Illustration and Marketing Actuary
   H. A. Rachfalowski (1)     Treasurer & Director
   F. W. Gram (2)             Internal Auditor
   L. Foster (1)              Assistant Internal Auditor
   C. R. Edwards (2)          Secretary
   C. H. MacPhaul (2)         Assistant Secretary
   R. W. Linden (1)           Assistant Secretary
   J. W. Pratt (2)            Actuarial Associate
   C. McGinness (3)           Administrative Officer
   D. V. Rough (1)            Assistant Treasurer
   G. N. Isaac (1)            Assistant Treasurer
   K. A. Phelan (1)           Assistant Treasurer
   R. L. Findley (1)          Assistant Treasurer
   P. D. Cochrane (1)         Assistant Treasurer
   J. H. Mazur (1)            Assistant Treasurer
   W. M. Michaud (3)          Chief Underwriter
   J. Seeman(2)               Assistant Vice President - Group Claims
   K. T. Ledwos(2)            Vice President, Fixed Annuities
   C. T. Greene (4)           Director
   A. F. Kelly (6)            Director
   W. B. Morris (7)           Director
   H. Van Benschoten (8)      Director
   A. R. Wentzel (5)          Director

(1) The business address is 330 University Avenue, Toronto, Ontario, Canada M5G 1R8.
(2) The business address is 6201 Powers Ferry Road, NW, Suite 600, Atlanta, Georgia, USA 30339.
(3)  The business address is 410 Saw Mill River Road, Ardsley, New York 10502.
(4) The business address is 1000 Cathedral Place, 298 Main Street, Buffalo, New York, USA 14202.
(5)  The business address is 156 West 56th Street, New York, NY, USA 10019
(6)  The business address is 232 Crestwood Avenue, Tuckahoe, New York 10707-2214
(7) The business address is Apt. 10K, 315 East 70th Street, New York, New York 10021
(8) The business address is 105 Seminary Street, New Canaan, Connecticut, USA 06840

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                               PERCENT OF        PRINCIPAL
NAME                           JURISDICTION      VOTING SECURITIES OWNED                      BUSINESS
----------------------------   ---------------   ------------------------------------------   ---------------
Canada Life Financial          Canada            Publicly held                                Insurance
Corporation                                                                                   holding company

The Canada Life Assurance      Canada            Ownership of all voting securities through   Life and Health
Company                                          Canada Life Financial Corporation            Insurance

Canada Life Insurance          New York          Ownership of all voting securities through   Life and
Company of New York                              The Canada Life Assurance Company            Health
                                                                                              Insurance

Adason Properties Limited      Canada            Ownership of all voting securities           Property
                                                 through The Canada Life Assurance            Management
                                                 Company

Canada Life Irish Operations   England           Ownership of all voting securities           Life and Health
Limited                                          through Canada Life Limited                  Insurance

Canada Life Mortgage           Canada            Ownership of all voting securities           Mortgage
Services Ltd.                                    through The Canada Life Assurance            Portfolios
                                                 Company

CLASSCO Benefit Services       Canada            Ownership of all voting securities           Administrative
Limited                                          through The Canada Life Assurance            Services
                                                 Company

The Canada Life Assurance      Rep. of Ireland   Ownership of all voting securities           Life and Health
Company of Ireland Limited                       Through Canada Life Irish Holding            Insurance
                                                 Company Limited

F.S.D. Investments Limited     Rep. of Ireland   Ownership of all voting securities           Unit Fund
                                                 through Canada Life Assurance                Sales &
                                                 (Ireland) Limited                            Management

Canada Life Insurance          Michigan          Ownership of all voting securities           Life and Health
Company of America                               through The Canada Life Assurance            Insurance and
                                                 Company                                      Annuities

Canada Life of America         Georgia           Ownership of all voting securities           Broker Dealer
Financial Services Inc.                          through Canada Life Insurance
                                                 Company of America

                                       PERCENT OF
NAME                                   JURISDICTION      PRINCIPAL VOTING SECURITIES OWNED             BUSINESS
------------------------------------   ---------------   -------------------------------------------   ---------------
Adason Realty Ltd.                     Canada            Ownership of all voting securities  through
                                                         Adason Properties Limited                     Realtor

Canada Life Pension & Annuities        Rep. of Ireland   Ownership of all voting securities  through   Life Assurance
(Ireland) Limited                                        Canada Life Assurance (Ireland) Limited

CLAI Limited                           Rep. of Ireland   Ownership of all voting securities  through   Holding,
                                                         Canada Life Irish Holding Company Limited     Service,
                                                                                                       Management and
                                                                                                       Investment
                                                                                                       Company

Canada Life Assurance (Ireland)        Rep. of Ireland   Ownership of all voting securities  through   Life
Limited                                                  Canada Life Irish Holding Company Limited     Insurance,
                                                                                                       Pension and
                                                                                                       Annuity

CL Capital Management, Inc.            Georgia           Ownership of all voting securities through    Investment
                                                         Canada Life Insurance Company of America      Advisor

Canada Life Capital Corporation Inc.   Canada            Ownership of all voting securities  through   External
                                                         The Canada Life Assurance Company             Sources of
                                                                                                       Capital

Canada Life Securing Corporation       Canada            Ownership of all voting securities  through   Holding Company
Inc.                                                     587443 Ontario, Inc.

The Canada Life Group (U.K.)           England           Ownership of all voting securities  through   Holding Company
Limited                                                  Canada Life International Holdings Limited

Canada Life Holdings (U.K.) Limited    England           Ownership of all voting securities  through   Holding Company
                                                         Canada Life (U.K.) Limited

Canada Life Limited                    England           Ownership of all voting securities  through   Life and
                                                         The Canada Life Group (U.K.)Limited           Health
                                                                                                       Insurance

Canada Life Insurance Company of       Puerto Rico       Ownership of all voting securities through    Life and
Puerto Rico, Inc.                                        Canada Life International Holdings Limited    Disability
                                                                                                       Insurer and
                                                                                                       Reinsurer

Canada Life Securities, Inc.           Canada            Ownership of all voting securities  through   Securities
                                                         The Canada Life Assurance Company             Dealer

Canadian Worksite Marketing Group,     Canada            Ownership of all voting securities  through   Managing
Inc.                                                     The Canada Life Assurance Company             General Agent

                                       PERCENT OF
NAME                                   JURISDICTION   PRINCIPAL VOTING SECURITIES OWNED             BUSINESS
------------------------------------   ------------   -------------------------------------------   ---------------
Canada Life Management (U.K.)          England        Ownership of all voting securities  through   Unit Trust
Limited                                               Canada Life (U.K.) Limited                    Sales &
                                                                                                    Management

Canada Life Group Services (U.K.)      England        Ownership of all voting securities  through   Administrative
Limited                                               Canada Life (U.K.) Limited                    Services

Canada Life Trustee Services (U.K.)    England        Ownership of all voting securities  through   Trustee
Limited                                               The Canada Life Group (U.K.) Limited          Services

587443 Ontario, Inc.                   Canada         Ownership of all voting securities  through   Holding
                                                      The Canada Life Assurance Company             Company

Canada Life International RE LTD.      Canada         Ownership of all voting securities  through   Reinsurance
                                                      Canada Life International Holdings LTD        Company

Canada Life Ireland Holdings Limited   Ireland        Ownership of all voting securities  through   Holding
                                                      Canada Life Irish Operations Limited          Company

Canada Life (U.K.) Limited             England        Ownership of all voting securities  through   Holding
                                                      Canada Life Limited                           Company

Canada Life Services (U.K.) Limited    England        Ownership of all voting securities  through   Administrative
                                                      Canada Life (U.K.) Limited                    Services

Canada Life International Limited      England        Ownership of all voting securities  through   Unit
                                                      Canada Life (U.K.) Limited                    Investment
                                                                                                    Products

Albany Life Assurance Company          England        Ownership of all voting securities  through   Unit Life and
Limited                                               Canada Life (U.K.) Limited                    Pension
                                                                                                    Insurance

Canada Life Pension Managers &         England        Ownership of all voting securities  through   Trustee
Trustees Limited                                      Canada Life (U.K.) Limited                    Services

Pelican Food Services Limited          Canada         Ownership of all voting securities  through   Food service
                                                      The Canada Life Assurance Company

Copia Investors Limited                England        Ownership of all voting securities  through   Asset
                                                      The Canada Life Group (U.K.) Limited          Management

Copia Property Limited                 England        Ownership of all voting securities  through   Property
                                                      The Canada Life Group (U.K.) Limited          Managers

Canada Life Fund Managers (U.K.)       England        Ownership of all voting securities  through   Fund Manager
Limited                                               Canada Life (U.K.) Limited

Canada Life Irish Holding Company      Ireland        Ownership of all voting securities through    Holding
Limited                                               Canada Life International Holdings LTD.       Company

                                     PERCENT OF
NAME                                 JURISDICTION   PRINCIPAL VOTING SECURITIES OWNED             BUSINESS
----------------------------------   ------------   -------------------------------------------   ---------------
Canada Life Management Services      Ireland        Ownership of all voting securities  through   Management
Limited                                             Canada Life Irish Holding Company Limited     Services

Canada Life Assurance Europe         Ireland        Ownership of all voting securities  through   Life  Assurance
Limited                                             Canada Life Irish Holding Company Limited     and Pension

Setanta Asset Management Limited     Ireland        Ownership of all voting securities  through   Asset
                                                    Canada Life Irish Holding Company Limited     Management

Kanetix Ltd.                         Canada         Ownership  of  98%  of  voting   securities   Distribution
                                                    through The Canada Life Assurance Company     Services

Canada Life Brasil Ltda.             Brazil         Ownership of all voting securities  through   Distribution
                                                    The Canada Life Assurance Company             Services

Canada Life Previdencia E Segures    Brazil         Ownership of all voting securities  through   Distribution
S.A.                                                Canada Life Brasil Ltda.                      Services

Canada Life Financial Distribution   Canada         Ownership of all voting securities  through   Distribution
Services Inc.                                       The Canada Life Assurance Company             Services

Canada Life International Holdings   Canada         Ownership of all voting securities  through   Holding Company
LTD.                                                Canada Life Capital Corporation, Inc.

Georgia Nursing Homes, Inc.          Georgia        Ownership of all voting securities  through   Nursing Home
                                                    The Canada Life Assurance Company             Operator

Item 27. Number of Policy Owners

As of February 15, 2002, there were 79 owners of Nonqualified Policies and 63 owners of Qualified Policies.

Item 28. Indemnification

Canada Life Insurance Company of New York's By-Laws provide in Article II,
Section 10 as follows:

In addition to and without limiting the generality of Subsections A and B of this Section 10, the Corporation shall indemnify each director and each person whose testator or intestate was a director made or threatened to be made a party to any action or proceeding, including an action or proceeding by or in the right of the Corporation by reason of the fact that he is or was a director or that his testator or intestate was a director, against judgments, fines, amounts paid in settlement, and reasonable expenses, including attorneys' fees actually and necessarily incurred by him in connection with the defense or settlement of such action or proceeding unless the judgment or other final adjudication adverse to the director or to the person whose testator or intestate was a director in such action or proceeding establishes that the director's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that the director personally gained in fact a financial profit or other advantage to which he was not legally entitled.

In addition, expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director, officer or employee to repay such amount as, and to the extent required by paragraph (a) of Section 725 of the New York Business Corporation Law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

     (a) Canada Life of America Financial Services, Inc. (CLAFS) is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. CLAFS also acts as underwriter for Canada Life of America Variable Annuity Account 1, Canada Life of America Variable Life Account 1, Canada Life of America Variable Annuity Account 2, and Canada Life of New York Variable Annuity Account 2.

     (b) The following table provides certain information with respect to each director and officer of CLAFS.

     (c)

                                  Net
               Name of        Underwriting
              Principal       Discounts and   Compensation     Brokerage    Compen-
             Underwriter       Commissions    On Redemption   Commissions   sation
          -----------------   -------------   -------------   -----------   -------
          Canada Life of
          America Financial
          Services, Inc.         $55,712           $0             $0          $0

Name and Principal   Positions and Offices
Business Address     With Underwriter
----------------     ---------------------
M. T. Jansen**       President, Director & Chairman of the Board
D. V. Rough*         Treasurer
K. T. Ledwos**       Administrative Officer & Director
S. C. Gile**         Administrative Officer
M. A. Bouchard**     Securities Compliance Officer
C. H. MacPhaul**     Secretary & Director
C. R. Edwards**      Assistant Secretary

*    The business address is 330 University Avenue, Toronto, Ontario, Canada
     M5G1R8.
** The business address is 6201 Powers Ferry Road, N.W., Suite 600, Atlanta, Georgia 30339.

Item 30. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Canada Life Insurance Company of New York at its Executive Office at 330 University Avenue, Toronto, Canada M5G1R8, and at 410 Saw Mill River Road, Ardsley, New York 10502, and 6201 Powers Ferry Road, NW, Atlanta, Georgia 30339.

Item 31. Management Services

All management contracts are discussed in Part A or Part B.

Item 32

Undertakings

     (a) Registrant undertakes that it will file a post effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of

          Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Canada Life Insurance Company of New York at the address or phone number listed in the Prospectus.

     (d) Depositor undertakes to preserve on behalf of itself and Registrant the books and records required to be preserved by such companies pursuant to Rule 31a-2 under the Investment Company Act of 1940 and to permit examination of such books and records at any time or from time to time during business hours by examiners or other representatives of the Securities and Exchange Commission, and to furnish to said Commission at its principal office in Washington, D.C., or at any regional office of said Commission specified in a demand made by or on behalf of said Commission for copies of books and records, true, correct, complete, and current copies of any or all, or any part, of such books and records.

     (e) The Registrant is relying on a letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988 (Ref. No. IP-6-88) stating that it would not recommend to the Commission that enforcement action be taken under Section 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 if the Registrant, in effect, permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code of 1986 in accordance with the following conditions:

     (1) include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the policy;

     (2) include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the policy;

     (3) instruct sales representatives who may solicit individuals to purchase the policies specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of such individuals;

     (4) obtain from each owner who purchases a Section 403(b) policy, prior to or at the time of such purchase, a signed statement acknowledging the owner's understanding of (i) the redemption restrictions imposed by
          Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the owner may elect to transfer his or her policy value.

     The Registrant is complying, and shall comply, with the provisions of paragraphs (1) - (4) above.

     (f) Canada Life Insurance Company of New York hereby represents that the fees and changes deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Canada Life Insurance Company of New York.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Post Effective Amendment Number 16 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on this 29th day of April, 2002.

                                              CANADA LIFE OF NEW YORK
                                              VARIABLE ANNUITY ACCOUNT 1


                                              By: /s/ R. E. Beettam
                                                  -----------------------------
                                                  R. E. Beettam, Chairman
                                                  Canada Life Insurance Company
                                                  of New York


                                              CANADA LIFE INSURANCE
                                              COMPANY OF NEW YORK


                                              By: /s/ R. E. Beettam
                                                  -----------------------------
                                                  R. E. Beettam, Chairman

As required by the Securities Act of 1933, this Post-Effective Amendment Number 16has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                      TITLE                             DATE
---------                      -----                             ----


/s/ R. E. Beettam              Chairman & Director               April 29, 2002
---------------------------    (Principal Executive              --------------
R. E. Beettam                  Officer)


*/s/ P. R. McCadam             President & Director              April 29, 2002
 --------------------------                                      --------------
P. R. McCadam


*/s/ C. T. Greene              Director                          April 29, 2002
 --------------------------                                      --------------
 C. T. Greene

*/s/ A. F. Kelly               Director                          April 29, 2002
 --------------------------                                      --------------
A.F. Kelly

*/s/ S. J. Rulis               Director                          April 29, 2002
 --------------------------                                      --------------
S. J. Rulis


*/s/ H. A. Rachfalowski        Director                          April 29, 2002
 --------------------------                                      --------------
H. A. Rachfalowski


*/s/ W. B. Morris              Director                          April 29, 2002
 --------------------------                                      --------------
W. B. Morris


/s/ G. A. Petkau               Financial V.P.                    April 29, 2002
 --------------------------    (Principal Financial              --------------
G. A. Petkau                   Officer)


*/s/ H. Van Benschoten         Director                          April 29, 2002
 --------------------------                                      --------------
H. Van Benschoten


*/s/ A. R. Wentzel             Director                          April 29, 2002
 --------------------------                                      --------------
A. R. Wentzel


/s/ L. L. Ervin                Asst. VP, Controller &            April 29, 2002
---------------                Asst. Treasurer                  ---------------
L. L. Ervin                    (Principal Accounting Officer)


*By:  /s/ R. E. Beettam
      -----------------
      R. E. Beettam

*Signed pursuant to power of attorney filed previously.

EXHIBIT INDEX


Exhibit     Description of Exhibit
-------     ----------------------

10 (a)      Consent of Independent Counsel

10 (b)      Consent of Independent Auditors